UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2012

Item 1. Reports to Stockholders

Delaware VIP® Trust
Delaware VIP Diversified Income Series

Annual Report

December 31, 2012

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security type/sector allocation	5

> Statement of net assets	6

> Statement of operations	23

> Statements of changes in net assets	23

> Financial highlights	24

> Notes to financial statements	26

> Report of independent registered public accounting firm	34

> Other Series information	35

> Board of trustees/directors and officers addendum	37

Investments in Delaware VIP® Diversified Income Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2012, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Diversified Income Series only if preceded or accompanied by the Series’ current prospectus, and if available, the summary prospectus.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Diversified Income Series Portfolio management review	Jan. 8, 2013

     For the fiscal year ended Dec. 31, 2012, Delaware VIP Diversified Income Series Standard Class shares returned +7.20% and Service Class shares returned +6.87% (both figures reflect returns with dividends reinvested). The Series’ benchmark, the Barclays U.S. Aggregate Index, returned +4.22% for the same period.

     In general, investors had a healthy appetite for risk when the fiscal year began on Jan. 1, 2012. This more optimistic market attitude was supported by several factors, including: the appearance of progress in the euro zone; a shift back to accommodative policies by central banks globally; and better-than-expected economic statistics in the United States. By early spring 2012, however, the rally in risk assets had once again run its course. Indications that economic growth in the U.S. and China, the world’s two largest economies was decelerating, helped re-establish fears that another global recession could occur.

     In July, European Central Bank president Mario Draghi proclaimed that it would do “whatever it takes” to preserve Europe’s common currency, and the U.S. Federal Reserve initiated a third round of quantitative easing in September with an open-ended time frame. Despite the swings in risk appetites, market conditions during the Series’ fiscal year were broadly supportive of many fixed income market sectors, as accommodative monetary policy helped exert downward pressure on yields while corporate balance sheets generally remained in solid shape.

     In keeping with the Series’ objective of broad diversification, the bulk of its relative performance was generated by returns from four major sectors: U.S. investment grade bonds, U.S. high yield debt, emerging market debt, and non-dollar developed market securities. The Series’ overweight position in U.S. investment-grade corporate bonds was a contributor to relative performance for the fiscal year, as was its emphasis on intermediate-term BBB-rated issues. An allocation to high yield bonds also aided its relative performance. It is important to note, however, that we generally maintained a focus on what we viewed as higher-quality bonds within the high yield market.

     Overseas, the Series’ holdings in emerging market bonds (U.S. dollar-based as well as local-currency) helped relative performance, especially late in the fiscal year when global risk appetite spiked and many investors reached for both yields and exposure to non-dollar assets. Positions in non-dollar, developed markets boosted total return as well, though gains made by non-dollar developed markets generally lagged those posted by U.S. fixed income markets. It is important to bear in mind that the three bond sectors discussed thus far — high yield, emerging markets, and non-dollar developed markets — are not included in the Series’ benchmark index, and its positive performances in these sectors therefore contributed notably to outperformance versus the index.

     Finally, an allocation to Treasury securities detracted from relative performance for the fiscal year. Yields on Treasury securities remained at or near historic lows (with a few exceptions) as demand for Treasurys remained well supported throughout the fiscal year. Given this environment, the Series’ position in Treasurys modified its return on both a relative and absolute basis.

     The Series remains positioned with an emphasis on spread- and credit-based sectors. Specifically, it has an overweight allocation to U.S. investment grade bonds, while close to a quarter of its assets are invested in a combination of domestic high yield and emerging market debt. Among smaller allocations, we enter the Series’ new fiscal year with a modest overweight to commercial mortgage-backed securities and asset-backed securities. Conversely, we are currently maintaining a significant underweight to U.S. Treasury debt, a sector that continues to offer historically low nominal yields that are sometimes negative when inflation is taken into consideration.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2012, and subject to change.

Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP Diversified Income Series
Average annual total returns
For periods ended Dec. 31, 2012	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on May 16, 2003)	+7.20%	+7.21%	+8.35%	n/a	+7.30%
Service Class shares (commenced operations on May 16, 2003)	+6.87%	+6.96%	+8.07%	n/a	+7.01%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 0.93%, while total operating expenses for Standard Class and Service Class shares were 0.68% and 0.98%, respectively. The management fee for Standard Class and Service Class shares was 0.59%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to 0.25% of average daily net assets from April 30, 2012 through April 30, 2013.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series’ performance table above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges or deferred sales charges. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Series may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Series may be prepaid prior to maturity, potentially forcing the Series to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Series to obtain precise valuations of the high yield securities in its portfolio.

The Series may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Per Standard & Poor’s credit rating agency, bonds rated AA and A are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in the higher-rated AAA category, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics with BB indicating the least degree of speculation of the three.

Bond ratings are determined by a nationally recognized statistical rating organization (NRSRO).

The Series may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

If and when the Series invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Series will be subject to special risks, including counterparty risk.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

Diversified Income Series-2

Delaware VIP® Diversified Income Series
Performance summary (continued)

For period beginning May 16, 2003 (Series’ inception), through Dec. 31, 2012		Starting value	Ending value
––	Delaware VIP Diversified Income Series (Standard Class shares)	$10,000	$19,703
– –	Barclays U.S. Aggregate Index	$10,000	$15,980

The chart shows a $10,000 investment in the Delaware VIP Diversified Income Series Standard Class shares for the period from May 16, 2003 through Dec. 31, 2012.

The chart also shows $10,000 invested in the Barclays U.S. Aggregate Index for the period from May 16, 2003 through Dec. 31, 2012. The Barclays U.S. Aggregate Index is a broad composite that tracks the investment grade domestic bond market.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Diversified Income Series-3

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Disclosure of Series Expenses
For the Six-Month Period from July 1, 2012 to December 31, 2012 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from July 1, 2012 to December 31, 2012.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/12 to
	7/1/12	12/31/12	Ratio	12/31/12*
Actual Series Return†
Standard Class	$1,000.00	$1,032.70	0.68%	$3.47
Service Class	1,000.00	1,030.90	0.93%	4.75
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.72	0.68%	$3.46
Service Class	1,000.00	1,020.46	0.93%	4.72

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Diversified Income Series-4

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Security Type/Sector Allocation
As of December 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Agency Asset-Backed Securities	0.01%
Agency Collateralized Mortgage Obligations	1.35%
Agency Mortgage-Backed Securities	13.21%
Commercial Mortgage-Backed Securities	3.79%
Convertible Bonds	1.71%
Corporate Bonds	48.66%
Automotive	0.80%
Banking	5.49%
Basic Industry	4.63%
Brokerage	0.52%
Capital Goods	0.89%
Communications	6.67%
Consumer Cyclical	2.27%
Consumer Non-Cyclical	4.11%
Electric	3.86%
Energy	5.36%
Finance Companies	2.09%
Healthcare	0.59%
Insurance	2.28%
Natural Gas	2.81%
Real Estate	1.84%
Services Cyclical	1.07%
Technology	2.05%
Transportation	0.96%
Utilities	0.37%
Municipal Bond	0.00%
Non-Agency Asset-Backed Securities	1.47%
Non-Agency Collateralized Mortgage Obligations	0.35%
Regional Bonds	2.43%
Senior Secured Loans	6.13%
Sovereign Bonds	8.30%
Supranational Banks	0.52%
U.S. Treasury Obligations	3.96%
Common Stock	0.00%
Convertible Preferred Stock	0.25%
Preferred Stock	0.63%
Short-Term Investments	18.38%
Securities Lending Collateral	0.06%
Total Value of Securities	111.21%
Obligation to Return Securities Lending Collateral	(0.15%)
Other Liabilities Net of Receivables and Other Assets	(11.06%)
Total Net Assets	100.00%

Diversified Income Series-5

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Statement of Net Assets
December 31, 2012

	Principal		Value
	Amount°		(U.S. $)
AGENCY ASSET-BACKED
SECURITIES–0.01%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.407% 9/26/33	USD	275,098	$293,894
•Fannie Mae Whole Loan
Series 2002-W11 AV1
0.55% 11/25/32		3,761	3,477
Total Agency Asset-Backed Securities
(cost $277,655)			297,371

AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–1.35%
Fannie Mae Grantor Trust
• Series 1999-T2 A1 7.50% 1/19/39		799	904
Series 2002-T4 A3 7.50% 12/25/41		16,625	19,261
Series 2004-T1 1A2 6.50% 1/25/44		12,888	15,441
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		62,634	72,916
Series 2001-50 BA 7.00% 10/25/41		81,085	86,175
Series 2002-90 A1 6.50% 6/25/42		10,686	12,560
Series 2002-90 A2 6.50% 11/25/42		33,363	38,598
Series 2003-26 AT 5.00% 11/25/32		2,068,264	2,167,013
Series 2003-38 MP 5.50% 5/25/23		1,030,509	1,135,057
Series 2003-122 AJ 4.50% 2/25/28		15,888	16,019
Series 2005-110 MB 5.50% 9/25/35		251,216	275,731
Series 2009-94 AC 5.00% 11/25/39		1,400,000	1,565,589
Series 2010-41 PN 4.50% 4/25/40		1,675,000	1,905,336
Series 2010-96 DC 4.00% 9/25/25		3,245,000	3,524,278
Series 2010-116 Z 4.00% 10/25/40		82,051	88,589
• Series 2012-124 SD 5.94% 11/25/42		3,529,097	1,100,274
Fannie Mae Whole Loan
• Series 2002-W6 2A1 6.595% 6/25/42		29,858	33,909
Series 2004-W9 2A1 6.50% 2/25/44		4,433	5,068
Series 2004-W11 1A2 6.50% 5/25/44		49,606	58,165
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		50,857	58,451
Series 2326 ZQ 6.50% 6/15/31		53,386	61,036
Series 2557 WE 5.00% 1/15/18		1,161,213	1,239,159
Series 2622 PE 4.50% 5/15/18		2,030,331	2,146,091
Series 2687 PG 5.50% 3/15/32		249,334	252,919
Series 2762 LG 5.00% 9/15/32		2,286,953	2,348,563
Series 2809 DC 4.50% 6/15/19		667,713	706,152
Series 3123 HT 5.00% 3/15/26		95,000	106,309
Series 3131 MC 5.50% 4/15/33		640,149	652,470
Series 3416 GK 4.00% 7/15/22		12,263	12,601
Series 3656 PM 5.00% 4/15/40		2,540,000	2,837,970
Series 4065 DE 3.00% 6/15/32		350,000	367,612
wFreddie Mac Structured Pass
Through Securities
Series T-54 2A 6.50% 2/25/43		17,839	20,984
Series T-58 2A 6.50% 9/25/43		7,115	8,292
GNMA Series 2010-113 KE
4.50% 9/20/40		4,115,000	4,705,596
Total Agency Collateralized
Mortgage Obligations
(cost $26,118,594)			27,645,088

AGENCY MORTGAGE-BACKED
SECURITIES–13.21%
Fannie Mae 6.50% 8/1/17		12,171	13,468
•Fannie Mae ARM
2.402% 10/1/33		16,413	17,064
2.695% 6/1/37		5,406	5,756
2.811% 11/1/35		274,020	292,255
5.155% 8/1/35		34,436	37,007
5.843% 8/1/37		215,898	234,348
Fannie Mae Relocation 15 yr
4.00% 9/1/20		193,391	203,518
Fannie Mae Relocation 30 yr
5.00% 11/1/33		5,855	6,284
5.00% 11/1/34		4,684	5,027
5.00% 11/1/34		13,034	13,988
5.00% 4/1/35		24,014	25,773
5.00% 10/1/35		63,166	67,792
5.00% 1/1/36		80,906	86,832
5.00% 2/1/36		30,824	33,081
Fannie Mae S.F. 15 yr
2.50% 12/1/27		4,140,000	4,332,337
3.00% 11/1/27		425,760	452,813
4.00% 11/1/25		4,522,254	4,921,578
4.50% 8/1/41		332,765	361,238
5.00% 5/1/21		233,886	254,173
6.00% 12/1/22		867,206	954,487
Fannie Mae S.F. 15 yr TBA
2.50% 1/1/27		34,837,000	36,426,438
3.00% 1/1/27		46,169,000	48,729,939
Fannie Mae S.F. 20 yr 5.50% 8/1/28		890,506	968,674
Fannie Mae S.F. 30 yr
5.00% 5/1/34		5,680	6,174
5.00% 1/1/35		7,103	7,720
5.00% 2/1/35		459,356	500,468
5.00% 5/1/35		14,237	15,458
5.00% 6/1/35		23,359	25,362
6.00% 8/1/36		116,617	127,674
6.00% 3/1/37		57,888	63,783
6.00% 2/1/38		236,694	259,135
6.00% 12/1/38		36,697	40,096
6.00% 11/1/39		415,088	454,442
6.00% 7/1/40		250,990	274,786
6.00% 2/1/41		2,474,208	2,729,743
6.50% 2/1/36		615,476	695,141
6.50% 3/1/36		610,949	689,355
7.50% 3/1/32		559	683
7.50% 4/1/32		1,900	2,333
Fannie Mae S.F. 30 yr TBA
3.00% 1/1/42		61,370,000	64,304,253
3.50% 1/1/42		66,963,000	71,391,452
•Freddie Mac ARM
2.342% 12/1/33		43,226	45,986
2.675% 2/1/37		279,412	300,231
2.764% 7/1/36		144,426	153,942
2.78% 8/1/37		5,055	5,393
2.787% 4/1/34		2,667	2,846
2.987% 6/1/37		387,023	412,924
5.902% 10/1/37		4,004	4,334
6.15% 10/1/37		51,421	56,068

Diversified Income Series-6

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
AGENCY MORTGAGE-BACKED
SECURITIES (continued)
Freddie Mac Relocation 30 yr
5.00% 9/1/33	USD	13,852	$14,802
Freddie Mac S.F. 15 yr
4.50% 5/1/20		505,275	538,563
5.00% 6/1/18		175,439	187,945
Freddie Mac S.F. 30 yr
5.00% 3/1/34		24,150	27,194
5.00% 2/1/36		8,084	8,729
5.50% 7/1/38		656,312	708,590
5.50% 7/1/40		15,637,573	16,922,268
6.00% 2/1/36		927,506	1,010,806
6.00% 8/1/38		1,908,149	2,096,695
6.00% 10/1/38		2,804,068	3,084,820
6.00% 5/1/40		4,430,849	4,821,863
6.50% 8/1/38		234,509	262,056
GNMA I S.F. 30 yr 7.00% 12/15/34		255,658	299,981
Total Agency Mortgage-Backed Securities
(cost $269,951,024)			270,997,964

COMMERCIAL MORTGAGE-BACKED
SECURITIES–3.79%
BAML Commercial Mortgage Securities
• Series 2005-6 A4 5.19% 9/10/47		1,280,000	1,425,988
• Series 2006-2 A4 5.727% 5/10/45		1,765,000	2,022,109
Series 2006-4 A4 5.634% 7/10/46		3,465,000	3,964,067
•Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4
5.405% 12/11/40		1,684,000	1,875,377
Series 2005-T20 A4A
5.149% 10/12/42		870,000	965,241
Series 2006-PW12 A4
5.712% 9/11/38		1,230,000	1,407,995
Citigroup Commercial Mortgage Trust
Series 2012-GC8 A4
3.024% 9/10/45		2,490,000	2,610,974
•tCommercial Mortgage Pass
Through Certificates
Series 2005-C6 A5A 5.116% 6/10/44		1,295,000	1,429,071
•Credit Suisse Mortgage Capital Certificates
Series 2006-C1 AAB
5.409% 2/15/39		65,911	68,650
#DBUBS Mortgage Trust 144A
Series 2011-LC1A A3 144A
5.002% 11/10/46		3,230,000	3,847,657
• Series 2011-LC1A C 144A
5.557% 11/10/46		1,870,000	2,192,769
#•FREMF Mortgage Trust
Series 2012-K21 B 3.938% 7/25/45		1,110,000	1,133,419
Goldman Sachs Mortgage Securities II
• Series 2004-GG2 A6
5.396% 8/10/38		2,310,000	2,440,928
Series 2005-GG4 A4
4.761% 7/10/39		2,070,000	2,230,901
Series 2005-GG4 A4A
4.751% 7/10/39		5,185,000	5,592,271
• Series 2006-GG6 A4
5.553% 4/10/38		1,815,000	2,043,400
# Series 2010-C1 A2 144A
4.592% 8/10/43		3,090,000	3,610,946
•# Series 2010-C1 C 144A
5.635% 8/10/43		1,010,000	1,165,423
•Greenwich Capital Commercial Funding
Series 2005-GG5 A5
5.224% 4/10/37		6,780,000	7,491,108
JP Morgan Chase Commercial
Mortgage Securities
• Series 2005-LDP3 A4A
4.936% 8/15/42		880,000	967,666
• Series 2005-LDP4 A4
4.918% 10/15/42		2,321,000	2,519,986
• Series 2005-LDP5 A4
5.20% 12/15/44		2,685,000	2,992,620
Series 2011-C5 A3
4.171% 8/15/46		3,070,000	3,496,365
Lehman Brothers-UBS Commercial
Mortgage Trust Series 2004-C1 A4
4.568% 1/15/31		1,100,000	1,141,399
Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2
4.96% 7/12/38		430,906	438,957
• Series 2005-CKI1 A6
5.263% 11/12/37		900,000	1,000,329
•Morgan Stanley Capital I
Series 2007-T27 A4
5.651% 6/11/42		4,890,000	5,790,636
•#Morgan Stanley Dean Witter Capital I
Series 2001-TOP1 E 144A
7.336% 2/15/33		77,338	77,346
NCUA Guaranteed Notes
Series 2010-C1 A2
2.90% 10/29/20		1,420,000	1,513,672
#OBP Depositor Trust
Series 2010-OBP A 144A
4.646% 7/15/45		1,890,000	2,217,949
#Timberstar Trust
Series 2006-1A A 144A
5.668% 10/15/36		2,010,000	2,306,316
#VNO Mortgage Trust
Series 2012-6AVE
2.996% 11/15/30		2,645,000	2,730,002
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3
2.87% 11/15/45		2,365,000	2,439,051
Series 2012-C9 B
3.84% 11/15/45		555,000	572,183
Total Commercial Mortgage-Backed
Securities (cost $71,080,450)			77,722,771

Diversified Income Series-7

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CONVERTIBLE BONDS–1.71%
AAR 1.75% exercise price $28.61,
expiration date 1/1/26	USD	1,014,000	$1,016,535
Advanced Micro Devices
6.00% exercise price
$28.08, expiration date 4/30/15		1,109,000	1,036,915
#Alaska Communications System
Group 144A 6.25% exercise price
$10.28, expiration date 4/27/18		889,000	600,075
Alcatel-Lucent USA 2.875% exercise price
$15.35, expiration date 6/15/25		197,000	198,724
*Alere 3.00% exercise price $43.98,
expiration date 5/15/16		834,000	783,960
Ares Capital 5.75% exercise price $19.13,
expiration date 2/1/16		917,000	989,214
ϕArvinMeritor 4.00% exercise price $26.73,
expiration date 2/12/27		1,396,000	1,051,363
BGC Partners 4.50% exercise price $9.84,
expiration date 7/13/16		522,000	481,545
Chesapeake Energy
2.25% exercise price $85.86,
expiration date 12/14/38		420,000	341,250
* 2.50% exercise price $51.14,
expiration date 5/15/37		457,000	413,585
#Clearwire Communications 144A
8.25% exercise price $7.08,
expiration date 11/30/40		483,000	534,319
#Corporate Office Properties 144A
4.25% exercise price $47.96,
expiration date 4/12/30		1,277,000	1,324,089
Dendreon 2.875% exercise price $51.24,
expiration date 1/13/16		377,000	286,520
#Gaylord Entertainment 144A
3.75% exercise price $22.50,
expiration date 9/29/14		322,000	562,293
ϕGeneral Cable 4.50% exercise price $36.75,
expiration date 11/15/29		680,000	736,950
Helix Energy Solutions Group
3.25% exercise price $25.02,
expiration date 3/12/32		907,000	1,074,228
*ϕHologic 2.00% exercise price $31.17,
expiration date 2/27/42		474,000	472,519
#Iconix Brand Group 144A
2.50% exercise price $30.75,
expiration date 5/31/16		803,000	835,622
#Illumina 144A 0.25% exercise price $83.55,
expiration date 3/11/16		672,000	654,780
Intel 3.25% exercise price $22.20,
expiration date 8/1/39		669,000	787,329
International Game Technology
3.25% exercise price $19.97,
expiration date 5/1/14		651,000	682,329
Jefferies Group 3.875% exercise price
$37.20, expiration date 10/31/29		1,299,000	1,293,317
L-3 Communications Holdings
3.00% exercise price $91.21,
expiration date 8/1/35		958,000	974,765
Leap Wireless International
4.50% exercise price $93.21,
expiration date 7/10/14		1,251,000	1,199,396
#Lexington Realty Trust 144A
6.00% exercise price $6.93,
expiration date 1/11/30		563,000	868,428
Linear Technology 3.00% exercise price
$42.07 expiration date 4/30/27		1,646,000	1,722,127
Live Nation Entertainment
2.875% exercise price $27.14,
expiration date 7/14/27		1,592,000	1,584,039
MGM Resorts International
4.25% exercise price $18.58,
expiration date 4/10/15		985,000	1,044,716
Mirant (Escrow) 2.50% exercise price
$67.95, expiration date 6/15/21		110,000	0
Mylan 3.75% exercise price $13.32,
expiration date 9/15/15		384,000	818,160
=National Retail Properties
3.95% exercise price $23.46,
expiration date 12/6/12		405,000	531,516
Nuance Communications
2.75% exercise price $32.30,
expiration date 11/1/31		331,000	360,997
NuVasive
2.25% exercise price $44.74,
expiration date 3/15/13		353,000	353,441
2.75% exercise price $42.13,
expiration date 6/30/17		1,321,000	1,162,480
#Owens-Brockway Glass Container 144A
3.00% exercise price $47.47,
expiration date 5/28/15		1,610,000	1,600,943
*Peabody Energy 4.75% exercise price
$58.19, expiration date 12/15/41		211,000	204,274
PHH 4.00% exercise price $25.80,
expiration date 2/28/14		1,232,000	1,383,690
Rovi 2.625% exercise price $47.36,
expiration date 2/10/40		659,000	658,588
*SanDisk 1.50% exercise price $52.37,
expiration date 8/11/17		822,000	957,630
SBA Communications 4.00% exercise price
$30.38, expiration date 9/29/14		380,000	900,363
Steel Dynamics 5.125% exercise price
$17.32, expiration date 6/15/14		444,000	485,348
#Tibco Software 144A
2.25% 5/1/32 exercise price $50.57,
expiration date 4/30/32		413,000	394,673
#Titan Machinery 144A
3.75% 5/1/19 exercise price $43.17,
expiration date 4/30/19		416,000	393,380

Diversified Income Series-8

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CONVERTIBLE BONDS (continued)
VeriSign 3.25% exercise price $34.37,
expiration date 8/15/37	USD	561,000	$710,366
#WellPoint 2.75% exercise price $75.57,
expiration date 10/15/42		491,000	530,587
Total Convertible Bonds
(cost $33,024,792)			34,997,368

CORPORATE BONDS–48.66%
Automotive–0.80%
America Axle & Manufacturing
7.875% 3/1/17		1,450,000	1,504,375
ArvinMeritor 8.125% 9/15/15		2,010,000	2,125,575
*Chrysler Group 8.25% 6/15/21		1,050,000	1,160,250
Ford Motor 7.45% 7/16/31		3,045,000	3,882,375
Ford Motor Credit
5.00% 5/15/18		3,075,000	3,400,753
12.00% 5/15/15		1,445,000	1,784,575
#Hyundai Capital America 144A
2.125% 10/2/17		2,000,000	2,016,586
Tomkins 9.00% 10/1/18		410,000	461,250
			16,335,739
Banking–5.49%
Abbey National Treasury Services
4.00% 4/27/16		2,245,000	2,375,659
AgriBank 9.125% 7/15/19		2,750,000	3,734,349
Banco do Brasil 3.875% 10/10/22		2,010,000	2,030,100
#Banco Santander Chile 144A
3.875% 9/20/22		1,330,000	1,366,761
#Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand 4.125% 11/9/22		2,040,000	2,080,800
Bancolombia 5.125% 9/11/22		1,898,000	1,983,410
Bank of America
3.75% 7/12/16		1,490,000	1,594,021
3.875% 3/22/17		2,140,000	2,323,145
6.125% 9/15/21	GBP	1,650,000	3,166,215
*Barclays Bank 7.625% 11/21/22	USD	2,135,000	2,137,669
BB&T 5.25% 11/1/19		10,782,000	12,484,759
BBVA US Senior 4.664% 10/9/15		1,560,000	1,600,529
#Caixa Economica Federal 144A
2.375% 11/6/17		2,710,000	2,696,450
Capital One Capital V 10.25% 8/15/39		1,815,000	1,815,000
City National 5.25% 9/15/20		2,635,000	2,939,798
•Fifth Third Capital Trust IV 6.50% 4/15/37		3,570,000	3,583,388
•#*HBOS Capital Funding 144A
6.071% 6/29/49		1,240,000	1,091,200
#HSBC Bank 144A 4.75% 1/19/21		3,750,000	4,334,460
HSBC Holdings 4.00% 3/30/22		3,585,000	3,932,738
JPMorgan Chase
2.00% 8/15/17		1,355,000	1,385,651
2.92% 9/19/17	CAD	3,411,000	3,460,452
# 144A 6.00% 3/14/13	BRL	396,300	5,220,204
6.00% 10/1/17	USD	3,230,000	3,827,834
KeyBank 6.95% 2/1/28		4,255,000	5,086,401
Morgan Stanley 7.60% 8/8/17	NZD	1,818,000	1,622,699
•National City Bank 0.681% 6/7/17	USD	1,905,000	1,863,536
PNC Bank 6.875% 4/1/18		5,710,000	7,140,498
PNC Financial Services Group
2.854% 11/9/22		605,000	609,824
•#PNC Preferred Funding Trust II 144A
1.531% 3/31/49		2,500,000	2,162,500
•SunTrust Bank 0.602% 8/24/15		1,965,000	1,910,259
*SVB Financial Group 5.375% 9/15/20		865,000	973,846
U.S. Bank 4.95% 10/30/14		1,755,000	1,887,804
•USB Capital IX 3.50% 10/29/49		7,105,000	6,431,233
Wachovia
• 0.71% 10/15/16		1,755,000	1,725,465
5.60% 3/15/16		4,065,000	4,578,157
Wells Fargo
3.50% 3/8/22		590,000	630,565
4.75% 2/9/15		2,165,000	2,326,420
Zions Bancorp
4.50% 3/27/17		1,895,000	1,981,708
7.75% 9/23/14		550,000	600,931
			112,696,438
Basic Industry–4.63%
AK Steel 7.625% 5/15/20		695,000	608,125
Alcoa
5.40% 4/15/21		860,000	896,591
6.75% 7/15/18		2,680,000	3,065,261
#Anglo American Capital 144A
2.625% 4/3/17		2,670,000	2,721,715
2.625% 9/27/17		3,855,000	3,938,495
ArcelorMittal
* 6.75% 2/25/22		115,000	120,900
10.35% 6/1/19		2,685,000	3,224,210
Barrick Gold 3.85% 4/1/22		2,895,000	3,070,408
Barrick North America Finance
4.40% 5/30/21		1,145,000	1,257,875
Cabot
2.55% 1/15/18		2,535,000	2,616,072
3.70% 7/15/22		1,400,000	1,422,403
#Cemex Espana Luxembourg 144A
9.25% 5/12/20		1,059,000	1,159,605
•#*Cemex SAB 144A 5.311% 9/30/15		2,618,000	2,663,815
Century Aluminum 8.00% 5/15/14		1,229,000	1,247,435
CF Industries
6.875% 5/1/18		4,030,000	4,928,746
7.125% 5/1/20		1,165,000	1,468,372
Compass Minerals International
8.00% 6/1/19		904,000	980,840
Domtar 4.40% 4/1/22		970,000	982,866
Dow Chemical 8.55% 5/15/19		9,021,000	12,194,839
Ecolab 1.45% 12/8/17		1,445,000	1,440,142
#FMG Resources August 2006 144A
6.875% 4/1/22		380,000	389,975
7.00% 11/1/15		875,000	923,125
Georgia-Pacific 8.00% 1/15/24		5,225,000	7,319,985
#HD Supply 144A 11.00% 4/15/20		600,000	711,000
Headwaters 7.625% 4/1/19		1,585,000	1,691,988
International Paper
4.75% 2/15/22		725,000	821,870
6.00% 11/15/41		720,000	855,723
9.375% 5/15/19		505,000	689,551

Diversified Income Series-9

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Basic Industry (continued)
LyondellBasell Industries
5.75% 4/15/24	USD	1,810,000	$2,135,800
6.00% 11/15/21		1,000,000	1,177,500
#MacDermid 144A 9.50% 4/15/17		1,111,000	1,162,384
#Mexichem SAB 144A 4.875% 9/19/22		1,475,000	1,593,000
Mohawk Industries 6.375% 1/15/16		621,000	701,730
#Murray Energy 144A 10.25% 10/15/15		1,070,000	1,043,250
#NewMarket 144A 4.10% 12/15/22		620,000	632,141
Norcraft Finance 10.50% 12/15/15		715,000	723,938
Nortek 8.50% 4/15/21		1,380,000	1,538,700
Novelis 8.75% 12/15/20		1,475,000	1,652,000
Precision Castparts 2.50% 1/15/23		1,745,000	1,759,979
Rio Tinto Finance USA 2.875% 8/21/22		3,765,000	3,797,835
#Ryerson 144A
9.00% 10/15/17		795,000	813,881
11.25% 10/15/18		330,000	304,838
#Samarco Mineracao 144A
4.125% 11/1/22		2,522,000	2,572,440
Southern Copper 5.25% 11/8/42		2,890,000	2,906,843
Teck Resources
3.00% 3/1/19		1,150,000	1,187,209
* 3.75% 2/1/23		1,450,000	1,490,348
Vale Overseas 4.375% 1/11/22		4,045,000	4,338,291
			94,944,039
Brokerage–0.52%
•Bear Stearns 3.557% 4/24/14	AUD	3,300,000	3,406,421
Jefferies Group
6.25% 1/15/36	USD	695,000	722,800
6.45% 6/8/27		878,000	939,460
Lazard Group 6.85% 6/15/17		4,829,000	5,586,877
			10,655,558
Capital Goods–0.89%
Anixter 10.00% 3/15/14		426,000	464,340
*Berry Plastics 9.75% 1/15/21		1,155,000	1,336,913
Case New Holland 7.75% 9/1/13		1,000,000	1,045,000
#Cemex Finance 144A 9.375% 10/12/22		880,000	994,400
#Cemex SAB de CV 144A 9.50% 6/15/18		290,000	325,525
#Consolidated Container 144A
10.125% 7/15/20		635,000	682,625
#Hutchison Whampoa International 144A
12 II 2.00% 11/8/17		2,050,000	2,053,596
Kratos Defense & Security Solutions
10.00% 6/1/17		565,000	622,913
#Plastipak Holdings 144A 10.625% 8/15/19		873,000	1,001,768
Reynolds Group Issuer 9.00% 4/15/19		3,065,000	3,202,925
#URS 144A 5.00% 4/1/22		1,860,000	1,918,266
#Votorantim Cimentos 144A 7.25% 4/5/41		4,135,000	4,672,549
			18,320,820
Communications–6.67%
Amazon.com 2.50% 11/29/22		4,185,000	4,133,813
America Movil SAB
3.125% 7/16/22		1,330,000	1,355,201
5.00% 3/30/20		2,720,000	3,178,244
American Tower 5.90% 11/1/21		5,580,000	6,673,009
AT&T 2.625% 12/1/22		2,690,000	2,700,281
Baidu 3.50% 11/28/22		2,345,000	2,363,305
#CC Holdings GS V 144A 3.849% 4/15/23		1,690,000	1,722,892
CCO Holdings
5.25% 9/30/22		1,125,000	1,144,688
7.375% 6/1/20		220,000	245,300
CenturyLink 5.80% 3/15/22		3,230,000	3,420,622
Citizens Communications 6.25% 1/15/13		336,000	336,630
Clear Channel Communications
9.00% 3/1/21		635,000	569,913
Clear Channel Worldwide Holdings
7.625% 3/15/20		1,140,000	1,154,250
7.625% 3/15/20		120,000	120,300
#Clearwire Communications 144A
12.00% 12/1/15		1,194,000	1,286,325
#Columbus International 144A
11.50% 11/20/14		1,925,000	2,156,000
Comcast 4.65% 7/15/42		3,185,000	3,370,943
#Cox Communications 144A
3.25% 12/15/22		1,240,000	1,281,477
*Cricket Communications 7.75% 10/15/20		1,360,000	1,394,000
#Crown Castle Towers 144A
4.883% 8/15/20		9,485,000	10,719,794
#Deutsche Telekom International Finance 144A
2.25% 3/6/17		3,365,000	3,454,196
3.125% 4/11/16		2,015,000	2,133,008
#Digicel Group 144A
8.25% 9/1/17		185,000	199,800
8.25% 9/30/20		1,795,000	1,983,475
10.50% 4/15/18		280,000	310,800
DirecTV Holdings
3.80% 3/15/22		2,715,000	2,806,373
5.15% 3/15/42		900,000	913,737
DISH DBS
5.875% 7/15/22		600,000	648,000
7.875% 9/1/19		1,140,000	1,356,600
Entravision Communications
8.75% 8/1/17		535,000	583,150
Historic TW 6.875% 6/15/18		5,675,000	7,159,954
Intelsat Bermuda
11.25% 2/4/17		1,545,000	1,639,631
# PIK 144A 11.50% 2/4/17		610,000	650,413
Intelsat Jackson Holdings 7.25% 10/15/20		835,000	911,194
Interpublic Group
2.25% 11/15/17		1,260,000	1,243,292
3.75% 2/15/23		1,885,000	1,893,986
4.00% 3/15/22		3,160,000	3,277,941
Level 3 Communications 11.875% 2/1/19		610,000	706,075
Level 3 Financing 10.00% 2/1/18		930,000	1,041,600
MetroPCS Wireless 6.625% 11/15/20		655,000	698,394
#Nara Cable Funding 144A 8.875% 12/1/18		1,770,000	1,809,825
Nielsen Finance 11.625% 2/1/14		368,000	410,320
#Oi 144A 5.75% 2/10/22		3,731,000	3,898,895
PAETEC Holding 8.875% 6/30/17		698,000	752,095
#Qtel International Finance 3.25% 2/21/23		1,175,000	1,176,763
Qwest 6.75% 12/1/21		1,725,000	2,025,119
#Sinclair Television Group 144A
9.25% 11/1/17		785,000	867,425
#Sirius XM Radio 144A 8.75% 4/1/15		1,083,000	1,231,913
#SK Telecom 144A 2.125% 5/1/18		990,000	997,888

Diversified Income Series-10

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Communications (continued)
Sprint Capital 8.75% 3/15/32	USD	685,000	$840,838
Sprint Nextel
6.00% 12/1/16		565,000	617,263
8.375% 8/15/17		600,000	700,500
9.125% 3/1/17		1,165,000	1,377,613
Telecom Italia Capital 5.25% 10/1/15		310,000	330,615
#Telefonica Chile 3.875% 10/12/22		2,655,000	2,663,655
Telefonica Emisiones
5.462% 2/16/21		950,000	1,015,313
6.421% 6/20/16		2,495,000	2,766,955
Telesat Canada
# 144A 6.00% 5/15/17		760,000	801,800
12.50% 11/1/17		391,000	430,589
Time Warner Cable
5.85% 5/1/17		580,000	685,833
8.25% 4/1/19		3,485,000	4,643,571
#Univision Communications 144A
6.875% 5/15/19		1,130,000	1,180,850
#UPC Holding 144A 9.875% 4/15/18		590,000	669,650
#UPCB Finance III 144A 6.625% 7/1/20		1,870,000	2,012,588
#VimpelCom 144A 7.748% 2/2/21		1,965,000	2,274,488
#VimpelCom Holdings 144A 7.504% 3/1/22		318,000	365,303
Virgin Media Finance 8.375% 10/15/19		568,000	647,520
Virgin Media Secured Finance
6.50% 1/15/18		7,925,000	8,568,905
#Vivendi 144A
3.45% 1/12/18		1,700,000	1,757,554
6.625% 4/4/18		4,275,000	5,031,554
#Wind Acquisition Finance 144A
11.75% 7/15/17		680,000	715,700
Windstream
7.875% 11/1/17		235,000	265,550
8.125% 8/1/13		455,000	474,338
			136,947,394
Consumer Cyclical–2.27%
CKE Restaurants 11.375% 7/15/18		958,000	1,106,490
CVS Caremark 2.75% 12/1/22		4,060,000	4,083,713
#Daimler Finance North America 144A
2.25% 7/31/19		2,595,000	2,618,620
Darden Restaurants 3.35% 11/1/22		3,690,000	3,577,935
Dave & Buster’s 11.00% 6/1/18		350,000	393,750
Delphi 6.125% 5/15/21		1,865,000	2,079,475
Dollar General 4.125% 7/15/17		515,000	543,325
Ebay 4.00% 7/15/42		5,385,000	5,267,014
Ford Motor Credit 3.984% 6/15/16		1,625,000	1,726,862
Hanesbrands 6.375% 12/15/20		1,070,000	1,182,350
Host Hotels & Resorts
4.75% 3/1/23		2,060,000	2,193,900
5.25% 3/15/22		1,220,000	1,342,000
5.875% 6/15/19		905,000	990,975
Ingles Markets 8.875% 5/15/17		851,000	911,634
Levi Strauss 7.625% 5/15/20		320,000	350,400
Macy’s 5.90% 12/1/16		1,085,000	1,276,025
*Quiksilver 6.875% 4/15/15		1,220,000	1,204,750
Rite Aid 9.25% 3/15/20		325,000	347,750
#Sealy Mattress 144A 10.875% 4/15/16		271,000	287,938
Suburban Propane Partners
7.375% 8/1/21		464,000	506,920
Tops Markets 10.125% 10/15/15		510,000	538,369
#Viacom 144A 4.375% 3/15/43		2,925,000	2,889,283
Walgreen 3.10% 9/15/22		3,210,000	3,244,585
Walt Disney 2.35% 12/1/22		1,855,000	1,876,164
Western Union 3.65% 8/22/18		1,510,000	1,545,450
Wyndham Worldwide
4.25% 3/1/22		1,045,000	1,080,977
5.625% 3/1/21		1,610,000	1,799,935
5.75% 2/1/18		1,390,000	1,555,489
			46,522,078
Consumer Non-Cyclical–4.11%
Amgen
3.875% 11/15/21		1,150,000	1,265,244
5.375% 5/15/43		1,225,000	1,450,097
Boston Scientific 6.00% 1/15/20		1,555,000	1,816,487
#Brasil Foods 144A 5.875% 6/6/22		2,800,000	3,094,000
CareFusion 6.375% 8/1/19		8,080,000	9,648,230
Celgene
3.25% 8/15/22		1,940,000	1,981,677
3.95% 10/15/20		2,215,000	2,407,960
Constellation Brands
4.625% 3/1/23		610,000	640,500
6.00% 5/1/22		1,135,000	1,305,250
Del Monte 7.625% 2/15/19		1,635,000	1,712,663
#Dole Food 144A 8.00% 10/1/16		705,000	736,725
Energizer Holdings 4.70% 5/24/22		4,080,000	4,377,285
#Express Scripts Holding 144A
2.65% 2/15/17		265,000	275,707
#Heineken 144A
2.75% 4/1/23		1,380,000	1,358,006
3.40% 4/1/22		2,850,000	2,978,643
Humana 3.15% 12/1/22		1,565,000	1,559,573
Jarden
6.125% 11/15/22		680,000	737,800
7.50% 1/15/20		365,000	402,413
#Korea Expressway 144A 1.875% 10/22/17		2,035,000	2,022,379
#Kraft Foods Group 144A 5.00% 6/4/42		2,155,000	2,433,105
Laboratory Corporation of America
2.20% 8/23/17		2,075,000	2,132,214
NBTY 9.00% 10/1/18		1,635,000	1,855,725
Newell Rubbermaid 2.05% 12/1/17		1,270,000	1,288,388
#Penrod-Ricard 144A
4.25% 7/15/22		1,295,000	1,425,970
4.45% 1/15/22		525,000	581,729
5.75% 4/7/21		2,840,000	3,402,737
Quest Diagnostics 4.70% 4/1/21		3,205,000	3,594,988
Reynolds American
3.25% 11/1/22		2,275,000	2,290,008
4.75% 11/1/42		1,535,000	1,554,814
#SABMiller Holdings 144A 3.75% 1/15/22		4,600,000	4,976,795
*Safeway 4.75% 12/1/21		2,870,000	2,962,305
Scotts Miracle-Gro 6.625% 12/15/20		540,000	595,350
Teva Pharmaceutical Finance
2.95% 12/18/22		2,030,000	2,057,878
Western Union 2.875% 12/10/17		900,000	892,781

Diversified Income Series-11

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Consumer Non-Cyclical (continued)
#Woolworths 144A
3.15% 4/12/16	USD	775,000	$813,396
4.55% 4/12/21		930,000	1,041,701
Yale University 2.90% 10/15/14		3,520,000	3,674,584
Zimmer Holdings
3.375% 11/30/21		2,700,000	2,803,680
4.625% 11/30/19		3,610,000	4,101,177
			84,249,964
Electric–3.86%
#Abu Dhabi National Energy 144A
2.50% 1/12/18		820,000	830,250
3.625% 1/12/23		755,000	781,425
Ameren Illinois 9.75% 11/15/18		5,810,000	8,079,143
American Electric Power 1.65% 12/15/17		335,000	336,572
#American Transmission Systems 144A
5.25% 1/15/22		4,370,000	5,041,612
#APT Pipelines 144A 3.875% 10/11/22		1,565,000	1,561,648
CenterPoint Energy 5.95% 2/1/17		2,590,000	3,011,732
CMS Energy
4.25% 9/30/15		5,345,000	5,698,085
6.25% 2/1/20		1,695,000	1,988,089
ComEd Financing III 6.35% 3/15/33		2,015,000	2,105,675
Duquense Light Holdings 5.50% 8/15/15		1,076,000	1,166,468
•FPL Group Capital
6.35% 10/1/66		3,675,000	3,926,333
6.65% 6/15/67		195,000	208,851
Great Plains Energy 5.292% 6/15/22		3,250,000	3,659,110
•Integrys Energy Group 6.11% 12/1/66		3,120,000	3,274,939
Ipalco Enterprises 5.00% 5/1/18		1,370,000	1,441,925
Jersey Central Power & Light
5.625% 5/1/16		495,000	562,048
LG&E & KU Energy
3.75% 11/15/20		2,635,000	2,787,469
4.375% 10/1/21		3,430,000	3,770,582
#Narragansett Electric 144A
4.17% 12/10/42		1,415,000	1,408,010
#Niagara Mohawk Power 144A
2.721% 11/28/22		2,670,000	2,660,762
Pennsylvania Electric 5.20% 4/1/20		3,195,000	3,689,739
PPL Capital Funding
4.20% 6/15/22		740,000	797,358
• 6.70% 3/30/67		1,330,000	1,407,772
Public Service Company of Oklahoma
5.15% 12/1/19		3,595,000	4,203,353
Puget Energy 6.00% 9/1/21		1,065,000	1,176,455
•Puget Sound Energy 6.974% 6/1/67		4,314,000	4,599,803
SCANA 4.125% 2/1/22		2,260,000	2,374,198
•Wisconsin Energy 6.25% 5/15/67		4,880,000	5,257,131
Wisconsin Power & Light 2.25% 11/15/22		1,475,000	1,454,242
			79,260,779
Energy–5.36%
AmeriGas Finance
6.75% 5/20/20		180,000	198,450
7.00% 5/20/22		285,000	318,487
AmeriGas Partners 6.50% 5/20/21		349,000	380,410
Antero Resources Finance
9.375% 12/1/17		545,000	600,863
Apache 2.625% 1/15/23		985,000	985,310
Chevron 2.355% 12/5/22		2,420,000	2,429,194
Comstock Resources 7.75% 4/1/19		440,000	448,800
Continental Resources 5.00% 9/15/22		805,000	871,413
Copano Energy 7.75% 6/1/18		820,000	868,175
Ecopetrol 7.625% 7/23/19		3,426,000	4,445,234
#ENI 144A 4.15% 10/1/20		3,855,000	3,954,259
EOG Resources 2.625% 3/15/23		1,535,000	1,549,246
*Forest Oil 7.25% 6/15/19		907,000	916,070
#Gazprom Neft 144A 4.375% 9/19/22		3,205,000	3,293,138
#Helix Energy Solutions Group 144A
9.50% 1/15/16		663,000	681,233
#Hercules Offshore 144A
10.50% 10/15/17		1,345,000	1,455,963
#Hilcorp Energy I 144A 7.625% 4/15/21		640,000	700,800
Holly 9.875% 6/15/17		435,000	473,063
#IPIC GMTN 144A 5.50% 3/1/22		1,888,000	2,234,920
Linn Energy
# 144A 6.25% 11/1/19		250,000	252,500
6.50% 5/15/19		210,000	213,150
8.625% 4/15/20		615,000	673,425
Lukoil International Finance
6.125% 11/9/20		3,480,000	4,041,149
Murphy Oil
2.50% 12/1/17		1,025,000	1,032,508
3.70% 12/1/22		2,055,000	2,051,396
Newfield Exploration 5.625% 7/1/24		445,000	481,713
Occidental Petroleum 2.70% 2/15/23		640,000	654,451
Pemex Project Funding Master Trust
6.625% 6/15/35		1,020,000	1,300,500
Petrobras International Finance
3.875% 1/27/16		2,235,000	2,369,107
5.375% 1/27/21		3,242,000	3,666,118
Petrohawk Energy 7.25% 8/15/18		3,185,000	3,599,894
*Petroleos de Venezuela 9.00% 11/17/21		11,180,000	10,721,619
Petroleos Mexicanos 5.50% 6/27/44		3,090,000	3,406,725
Pride International 6.875% 8/15/20		8,765,000	11,102,274
#PTT 3.375% 10/25/22		1,880,000	1,873,604
*Quicksilver Resources 9.125% 8/15/19		575,000	514,625
Range Resources
5.75% 6/1/21		390,000	419,250
8.00% 5/15/19		1,167,000	1,298,288
#Ras Laffan Liquefied Natural Gas III 144A
5.832% 9/30/16		1,315,424	1,452,228
#Samson Investment 144A 9.75% 2/15/20		300,000	318,750
SandRidge Energy
7.50% 3/15/21		360,000	387,000
8.125% 10/15/22		610,000	671,000
Shell International Finance BV
2.25% 1/6/23		2,100,000	2,079,286
#Sinopec Group Overseas Development 2012
144A 2.75% 5/17/17		2,190,000	2,276,369
Talisman Energy 5.50% 5/15/42		4,940,000	5,465,358
Transocean
3.80% 10/15/22		3,835,000	3,938,629
5.05% 12/15/16		4,335,000	4,831,049

Diversified Income Series-12

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Energy (continued)
Weatherford International
4.50% 4/15/22	USD	3,170,000	$3,370,452
9.625% 3/1/19		2,550,000	3,330,887
#Woodside Finance 144A
8.125% 3/1/14		1,300,000	1,403,050
8.75% 3/1/19		3,000,000	3,949,518
			109,950,900
Finance Companies–2.09%
#CDP Financial 144A
4.40% 11/25/19		4,590,000	5,289,378
5.60% 11/25/39		3,200,000	4,002,458
E*TRADE Financial 6.375% 11/15/19		1,260,000	1,297,800
General Electric Capital
2.10% 12/11/19		795,000	798,530
# 144A 3.80% 6/18/19		1,805,000	1,926,128
5.50% 2/1/17	NZD	2,280,000	1,992,713
5.55% 5/4/20	USD	1,850,000	2,202,630
5.625% 5/1/18		670,000	796,582
6.00% 8/7/19		6,780,000	8,259,829
• 6.25% 12/15/49		2,100,000	2,296,772
• 7.125% 12/15/49		1,800,000	2,042,572
•#ILFC E-Capital Trust I 144A
4.54% 12/21/65		545,000	416,217
•#ILFC E-Capital Trust II 144A
6.25% 12/21/65		760,000	653,600
International Lease Finance
5.875% 4/1/19		815,000	863,084
6.25% 5/15/19		1,898,000	2,030,860
8.25% 12/15/20		795,000	950,025
8.75% 3/15/17		950,000	1,102,000
#Nuveen Investments 144A
9.50% 10/15/20		1,995,000	1,995,000
#Rosneft Oil Via Rosneft International Finance
144A 4.199% 3/6/22		1,563,000	1,594,260
#Temasek Financial I 144A
2.375% 1/23/23		2,365,000	2,341,128
			42,851,566
Healthcare–0.59%
Accellent 8.375% 2/1/17		635,000	669,925
Air Medical Group Holdings
9.25% 11/1/18		960,000	1,065,600
#Alere 144A 7.25% 7/1/18		240,000	241,800
#Biomet 144A
6.50% 8/1/20		720,000	767,700
6.50% 10/1/20		215,000	214,731
Bio-Rad Laboratories 8.00% 9/15/16		515,000	562,382
Community Health Systems
8.00% 11/15/19		460,000	500,250
#Fresenius Medical Care US Finance II 144A
5.875% 1/31/22		1,200,000	1,308,000
HCA 7.50% 2/15/22		1,245,000	1,431,750
*HCA Holdings 7.75% 5/15/21		1,405,000	1,531,450
#Kinetic Concepts 144A 12.50% 11/1/19		1,095,000	1,052,569
#Multiplan 144A 9.875% 9/1/18		1,390,000	1,556,800
#Mylan 144A 6.00% 11/15/18		630,000	696,110
Radnet Management 10.375% 4/1/18		570,000	582,825
			12,181,892
Insurance–2.28%
Alleghany 4.95% 6/27/22		835,000	916,367
American International Group
5.85% 1/16/18		285,000	337,676
6.40% 12/15/20		1,015,000	1,261,441
8.25% 8/15/18		2,515,000	3,312,205
•Chubb 6.375% 3/29/67		3,000,000	3,285,000
#Highmark 144A
4.75% 5/15/21		1,235,000	1,245,887
6.125% 5/15/41		515,000	496,593
•*ING Groep 5.775% 12/29/49		1,495,000	1,420,250
#ING US 144A 5.50% 7/15/22		2,110,000	2,294,070
#Liberty Mutual Group 144A
4.95% 5/1/22		2,210,000	2,413,190
6.50% 5/1/42		2,450,000	2,765,947
• 7.00% 3/15/37		790,000	789,013
MetLife
3.048% 12/15/22		1,270,000	1,298,265
6.40% 12/15/36		75,000	80,567
6.817% 8/15/18		2,630,000	3,317,201
#MetLife Capital Trust X 144A 9.25% 4/8/38		3,120,000	4,321,200
#Metropolitan Life Global Funding I 144A
3.875% 4/11/22		605,000	659,265
Montpelier Re Holdings 4.70% 10/15/22		1,945,000	1,993,788
Prudential Financial
3.875% 1/14/15		1,020,000	1,079,730
4.50% 11/15/20		785,000	877,968
4.50% 11/16/21		585,000	659,135
• 5.625% 6/15/43		1,745,000	1,817,069
6.00% 12/1/17		1,880,000	2,258,233
@=#‡tTwin Reefs Pass Through Trust 144A
0.00% 12/29/49		600,000	0
WellPoint 3.30% 1/15/23		4,215,000	4,333,837
•XL Group 6.50% 12/29/49		1,210,000	1,137,400
•#ZFS Finance USA Trust II 144A
6.45% 12/15/65		2,275,000	2,445,625
			46,816,922
Natural Gas–2.81%
#CNOOC Finance 2012 144A
3.875% 5/2/22		3,290,000	3,503,077
El Paso Pipeline Partners Operating
6.50% 4/1/20		2,820,000	3,452,608
•Enbridge Energy Partners 8.05% 10/1/37		4,085,000	4,644,453
Energy Transfer Partners 9.70% 3/15/19		2,159,000	2,911,811
Enterprise Products Operating
• 7.034% 1/15/68		4,750,000	5,444,597
9.75% 1/31/14		2,840,000	3,108,053
#GDF Suez 144A 2.875% 10/10/22		2,205,000	2,187,106
Kinder Morgan Energy Partners
9.00% 2/1/19		3,840,000	5,182,141
NiSource Finance
5.25% 2/15/43		835,000	887,256
5.80% 2/1/42		2,255,000	2,577,032
#Pertamina Persero 144A
4.875% 5/3/22		1,885,000	2,064,075
6.00% 5/3/42		2,010,000	2,273,813
Plains All American Pipeline
8.75% 5/1/19		3,435,000	4,679,030

Diversified Income Series-13

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Natural Gas (continued)
Sempra Energy 2.875% 10/1/22	USD	3,590,000	$3,606,313
Statoil ASA 2.45% 1/17/23		1,615,000	1,614,787
•TransCanada Pipelines 6.35% 5/15/67		5,835,000	6,260,401
Williams Partners 7.25% 2/1/17		2,765,000	3,362,046
			57,758,599
Real Estate–1.84%
Alexandria Real Estate Equities
4.60% 4/1/22		2,980,000	3,204,591
Brandywine Operating Partnership
4.95% 4/15/18		2,655,000	2,907,323
BRE Properties 3.375% 1/15/23		2,220,000	2,202,060
DDR
4.625% 7/15/22		800,000	874,742
4.75% 4/15/18		2,200,000	2,441,074
7.50% 4/1/17		1,060,000	1,272,637
7.875% 9/1/20		2,175,000	2,792,400
9.625% 3/15/16		865,000	1,062,627
Digital Realty Trust
5.25% 3/15/21		2,985,000	3,309,285
5.875% 2/1/20		2,105,000	2,408,726
Mack-Cali Realty
2.50% 12/15/17		710,000	718,423
4.50% 4/18/22		1,920,000	2,051,516
National Retail Properties
3.80% 10/15/22		445,000	452,779
#Qatari Diar Finance 144A 5.00% 7/21/20		1,601,000	1,877,173
Regency Centers
4.80% 4/15/21		1,960,000	2,171,323
5.875% 6/15/17		575,000	665,664
UDR 4.625% 1/10/22		2,620,000	2,886,535
•#USB Realty 144A 1.487% 12/22/49		300,000	258,042
#WEA Finance 144A
3.375% 10/3/22		1,560,000	1,606,555
4.625% 5/10/21		2,235,000	2,506,944
			37,670,419
Services Cyclical–1.07%
#Algeco Scotsman Global Finance 144A
8.50% 10/15/18		1,095,000	1,138,800
10.75% 10/15/19		1,305,000	1,291,950
Ameristar Casinos 7.50% 4/15/21		1,175,000	1,279,281
#Equinox Holdings 144A 9.50% 2/1/16		225,000	237,628
FTI Consulting 6.75% 10/1/20		670,000	718,575
Geo Group 6.625% 2/15/21		645,000	719,175
#H&E Equipment Services 144A
7.00% 9/1/22		1,075,000	1,150,250
Iron Mountain 7.75% 10/1/19		290,000	328,425
Kansas City Southern de Mexico SA de CV
8.00% 2/1/18		345,000	383,813
M/I Homes 8.625% 11/15/18		1,010,000	1,116,050
MGM Resorts International
7.75% 3/15/22		315,000	338,625
11.375% 3/1/18		2,440,000	2,964,600
PHH
7.375% 9/1/19		690,000	769,350
* 9.25% 3/1/16		1,630,000	1,911,175
Pinnacle Entertainment 8.75% 5/15/20		565,000	613,025
Royal Caribbean Cruises 7.00% 6/15/13		1,130,000	1,163,900
RSC Equipment Rental 10.25% 11/15/19		975,000	1,135,875
Ryland Group 8.40% 5/15/17		1,088,000	1,302,880
Standard Pacific 10.75% 9/15/16		1,090,000	1,359,775
#United Air Lines 144A 12.00% 11/1/13		1,260,000	1,272,600
West 7.875% 1/15/19		425,000	442,000
Wynn Las Vegas 7.75% 8/15/20		240,000	274,800
			21,912,552
Technology–2.05%
Amkor Technology 7.375% 5/1/18		550,000	572,000
Autodesk 1.95% 12/15/17		1,425,000	1,419,582
*Avaya
# 144A 7.00% 4/1/19		650,000	611,000
9.75% 11/1/15		1,185,000	1,060,575
10.125% 11/1/15		85,000	76,500
CDW 12.535% 10/12/17		607,000	651,766
Fidelity National Information Services
7.875% 7/15/20		320,000	363,600
First Data
* 9.875% 9/24/15		1,255,000	1,286,375
10.55% 9/24/15		735,000	756,131
11.25% 3/31/16		720,000	709,200
Fiserv 3.50% 10/1/22		1,745,000	1,780,226
GXS Worldwide 9.75% 6/15/15		2,105,000	2,202,356
Infor US 9.375% 4/1/19		245,000	276,238
Intel 2.70% 12/15/22		2,275,000	2,276,749
Jabil Circuit 7.75% 7/15/16		330,000	389,400
Microsoft 2.125% 11/15/22		2,100,000	2,084,038
National Semiconductor 6.60% 6/15/17		4,745,000	5,865,755
NetApp
2.00% 12/15/17		1,330,000	1,326,815
3.25% 12/15/22		1,640,000	1,617,853
Oracle
2.50% 10/15/22		3,780,000	3,822,302
5.75% 4/15/18		205,000	249,778
#Samsung Electronics America 144A
1.75% 4/10/17		3,005,000	3,043,434
#Seagate Technology International 144A
10.00% 5/1/14		2,215,000	2,394,969
*Symantec 4.20% 9/15/20		2,290,000	2,409,767
#Tencent Holdings 144A 3.375% 3/5/18		2,880,000	2,978,133
Xerox 6.35% 5/15/18		1,555,000	1,795,456
			42,019,998
Transportation–0.96%
#Brambles USA 144A
3.95% 4/1/15		6,910,000	7,207,856
5.35% 4/1/20		910,000	1,015,559
#ERAC USA Finance 144A 5.25% 10/1/20		6,355,000	7,279,113
#Penske Truck Leasing 144A
3.375% 3/15/18		1,080,000	1,090,976
3.75% 5/11/17		2,200,000	2,304,328
4.875% 7/11/22		780,000	807,271
			19,705,103
Utilities–0.37%
AES 8.00% 6/1/20		616,000	711,480
#Calpine 144A 7.875% 7/31/20		882,000	994,455
Elwood Energy 8.159% 7/5/26		721,707	755,086

Diversified Income Series-14

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Utilities (continued)
GenOn Energy 9.875% 10/15/20	USD	850,000	$986,000
#Korea Hydro & Nuclear Power Company
144A 3.00% 9/19/22		2,755,000	2,717,031
Mirant Americas Generation
8.50% 10/1/21		486,000	556,470
NRG Energy 7.875% 5/15/21		805,000	897,575
			7,618,097
Total Corporate Bonds
(cost $928,151,168)			998,418,857

MUNICIPAL BOND–0.00%
Oregon State Taxable Pension
5.892% 6/1/27		5,000	6,409
Total Municipal Bond (cost $5,000)			6,409

NON-AGENCY ASSET-BACKED
SECURITIES–1.47%
•Ally Master Owner Trust
Series 2011-1 A1
1.079% 1/15/16		2,200,000	2,214,360
#Avis Budget Rental Car Funding AESOP
Series 2011-2A A 144A
2.37% 11/20/14		1,550,000	1,589,063
Capital One Multi-Asset Execution Trust
Series 2007-A7 A7
5.75% 7/15/20		2,485,000	3,021,848
CenterPoint Energy Transition Bond
Series 2012-1 A2
2.161% 10/15/21		1,355,000	1,413,410
Chase Funding Mortgage Loan
Asset-Backed Certificates
Series 2002-3 1A6
4.707% 6/25/32		139,660	140,706
Citibank Credit Card Issuance Trust
Series 2007-A3 A3
6.15% 6/15/39		772,000	1,024,663
Citicorp Residential Mortgage Securities
Series 2006-3 A4
5.703% 11/25/36		1,447,198	1,443,569
Series 2006-3 A5
5.948% 11/25/36		1,800,000	1,677,524
Discover Card Master Trust
Series 2007-A1 A1
5.65% 3/16/20		1,010,000	1,222,214
Series 2012-A1 A1
0.81% 8/15/17		1,980,000	1,994,933
#Enterprise Fleet Financing
Series 2012-1 A2 144A
1.14% 11/20/17		845,000	849,462
GE Capital Credit Card Master Note Trust
Series 2012-2A
2.22% 1/15/22		1,060,000	1,102,217
Series 2012-6 A
1.36% 8/17/20		1,795,000	1,813,056
#Golden Credit Card Trust 144A
Series 2012-2A A1
1.77% 1/15/19		1,735,000	1,786,781
Series 2012-5A A
0.79% 9/15/17		1,815,000	1,819,646
#Master Credit Card Trust
Series 2012-2A A 144A
0.78% 4/21/17		2,000,000	2,004,255
•#MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35		67,078	68,004
Mid-State Trust Series 11 A1
4.864% 7/15/38		12,954	13,361
•Residential Asset Securities
Series 2006-KS3 AI3
0.38% 4/25/36		19,744	18,980
#Sonic Capital Series 2011-1A A2 144A
5.438% 5/20/41		1,081,088	1,211,664
•#Trafigura Securitisation Finance
Series 2012-1A A 144A
2.609% 10/15/15		1,510,000	1,530,998
#Trinity Rail Leasing LP
Series 2012-1A A1 144A
2.266% 1/15/43		1,115,000	1,109,482
World Financial Network Credit Card
Master Trust 1.76% 5/17/21		1,005,000	1,016,101
Total Non-Agency Asset-Backed Securities
(cost $28,715,344)			30,086,297

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–0.35%
•American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35		247,801	250,792
Bank of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20		260,199	264,839
Series 2005-3 2A1 5.50% 4/25/20		35,713	37,450
Series 2005-6 7A1 5.50% 7/25/20		224,353	233,475
•Chaseflex Trust Series 2006-1 A4
6.23% 6/25/36		1,490,000	1,307,474
Citicorp Mortgage Securities
Series 2006-3 1A9 5.75% 6/25/36		209,972	212,906
Series 2006-4 3A1 5.50% 8/25/21		155,024	161,264
•Citigroup Mortgage Loan Trust
Series 2004-UST1 A6
5.085% 8/25/34		171,098	173,589
•tCountrywide Home Loan
Mortgage Pass Through Trust
Series 2003-21 A1 3.105% 5/25/33		230	231
•GSR Mortgage Loan Trust
Series 2006-AR1 3A1 3.32% 1/25/36		297,453	273,280
•JPMorgan Mortgage Trust
Series 2005-A2 5A1 4.295% 4/25/35		4,631	4,691
Series 2006-A2 3A3 5.52% 4/25/36		431,959	380,072

Diversified Income Series-15

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS (continued)
•MASTR ARM Trust
Series 2003-6 1A2 2.825% 12/25/33	USD	982	$979
Series 2005-6 7A1 5.316% 6/25/35		280,878	275,759
tWashington Mutual Alternative Mortgage
Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35		128,028	49,909
•tWashington Mutual Mortgage Pass Through
Certificates Series 2006-AR14 2A1
4.86% 11/25/36		1,581,789	1,333,021
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36		876,384	879,492
Series 2006-3 A11
5.50% 3/25/36		735,617	769,335
• Series 2006-AR5 2A1
2.616% 4/25/36		575,335	518,799
Total Non-Agency Collateralized Mortgage
Obligations (cost $6,505,722)			7,127,357

ΔREGIONAL BONDS–2.43%
Australia–1.84%
New South Wales Treasury
6.00% 4/1/19	AUD	4,500,000	5,326,372
6.00% 3/1/22	AUD	4,813,000	5,781,565
Queensland Treasury 6.25% 6/14/19	AUD	13,894,000	16,656,904
Treasury Corp of Victoria 6.00% 10/17/22	AUD	8,314,000	10,068,174
			37,833,015
Canada–0.59%
Province of British Columbia
2.00% 10/23/22	USD	3,935,000	3,886,249
Province of Manitoba Canada
2.10% 9/6/22	USD	4,505,000	4,488,999
Province of Ontario Canada
3.15% 6/2/22	CAD	2,696,000	2,810,192
Province of Quebec Canada
4.25% 12/1/21	CAD	837,000	942,858
			12,128,298
Total Regional Bonds
(cost $48,431,228)			49,961,313

«SENIOR SECURED LOANS–6.13%
Air Medical Group Holdings Tranche B1
1st Lien 6.50% 5/26/18	USD	305,000	308,050
Allied Security Holdings Tranche 2L
8.50% 1/21/18		665,000	668,325
Avaya
Tranche B-1 3.034% 10/26/14		1,862,916	1,830,604
Trance B-3 4.814% 10/27/17		1,042,789	922,869
Avis Budget Car Rental Tranche C
4.25% 8/7/19		598,495	604,629
Bausch & Lomb
4.75% 6/27/15		200,000	202,126
Trance B 4.75% 4/17/19		1,830,800	1,849,273
Biomet Tranche B1 1st Lien
3.75% 7/25/17		750,000	755,625
BJ’S Wholesale Club
1st Lien 6.50% 9/29/18		1,180,000	1,197,210
2nd Lien 9.75% 3/29/19		920,000	947,600
Blackboard Tranche B2 1st Lien
6.25% 11/8/18		1,286,775	1,289,728
BNY ConvergEx Group
8.75% 11/29/17		421,199	399,352
8.75% 12/16/17		1,003,801	951,734
Bresnan Broadband Holdings
4.50% 12/14/17		1,565,000	1,575,759
Brickman Group Holdings Tranche B1
5.50% 10/14/16		1,117,136	1,135,289
Brock Holdings III
10.00% 2/15/18		734,000	739,505
Tranche B 6.00% 2/15/17		351,824	353,583
Burlington Coat Factory 5.75% 5/1/17		1,904,079	1,923,120
Caesars Entertainment Tranche B6
5.494% 1/28/18		2,958,894	2,649,260
Chrysler Group Tranche B 6.00% 5/24/17		4,511,283	4,613,418
Cinemark USA Tranche B 3.00% 12/18/19		310,000	310,711
Clear Channel Communication
Tranche A 3.639% 7/30/14		4,760,861	4,639,124
Tranche B 3.889% 1/29/16		2,072,470	1,717,881
Community Health Systems
3.819% 1/25/17		1,140,000	1,148,191
Cricket Communications Tranche B
3.50% 9/24/19		460,000	463,450
Crown Castle Tranche B 4.00% 1/31/19		1,205,000	1,213,682
Datatel Tranche B 6.25% 6/5/18		441,006	447,290
David’s Bridal Tranche B 5.25% 9/25/19		460,000	461,822
DaVita Tranche B 4.50% 10/20/16		1,468,760	1,481,222
Delos Aircraft 4.75% 3/17/16		380,000	383,800
Delta Air Lines Tranche B 5.50% 4/20/17		2,136,237	2,160,932
Deltek
6.00% 8/26/17		460,000	464,271
10.00% 8/28/17		75,000	76,375
Dynegy Power Tranche 1st Lien
9.25% 8/5/16		821,734	861,794
Emdeon Tranche B 5.00% 11/2/18		1,331,575	1,346,416
Equipower Resources Holdings
Tranche B 5.50% 12/21/18		453,863	461,047
2nd Lien 10.00% 5/23/19		785,000	807,895
Essar Steel Algoma 8.75% 9/12/14		798,000	792,681
First Data 5.00% 3/24/17		2,724,831	2,683,101
§@GenCorp 9.00% 7/22/13		1,335,000	1,335,000
Generac Power Systems Tranche B
6.25% 5/30/18		872,813	894,995
Getty Images Tranche B 4.75% 9/19/19		1,585,000	1,589,161
Gray Television 4.75% 10/11/19		1,927,027	1,943,484
Harrah’s Las Vegas Propco 3.00% 2/13/15		790,000	705,273
Harrah’s Loan Operating Term
Tranche Loan B 9.50% 10/31/16		830,000	843,317
HCA Tranche B3 3.619% 5/1/18		900,000	903,497
HD Supply Tranche B 7.25% 10/12/17		1,608,957	1,656,221
Hologic Tranche B 4.50% 4/29/19		1,486,275	1,505,909
Houghton International
1st Lien 5.25% 11/20/19		415,000	419,281
2nd Lien 9.50% 11/20/20		260,000	257,725

Diversified Income Series-16

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
«SENIOR SECURED LOANS (continued)
IASIS Healthcare Tranche B 5.00% 5/3/18	USD	1,804,518	$1,812,412
Immucor 5.75% 8/9/19		1,898,684	1,926,338
Ineos US Finance 6.50% 5/4/18		906,347	917,422
Infor US Tranche B2 4.00% 4/5/18		890,531	900,309
Intelsat Jackson Holdings Tranche B1
4.50% 4/2/18		1,740,593	1,758,365
Landry’s Tranche B 6.50% 3/22/18		2,577,832	2,610,055
Level 3 Financing Tranche B 1st Lien
4.75% 8/1/19		2,195,000	2,210,782
MGM Resorts International Tranche B
4.25% 12/13/19		770,000	778,951
MModal Tranche B 6.75% 7/2/19		1,097,281	1,058,876
MTL Publishing Tranche B
5.50% 11/14/17		301,225	305,555
MultiPlan Tranche B 4.75% 8/26/17		1,390,316	1,402,481
National Cinemedia 3.25% 11/26/19		306,000	306,765
Nexstar Broadcasting Group Tranche B
4.50% 7/19/19		305,000	308,813
Nuveen Investments
5.863% 5/13/17		1,114,518	1,121,311
8.25% 3/1/19		3,087,000	3,154,543
Tranche B 7.25% 5/13/17		820,000	825,256
1st Lien 5.96% 5/13/17		400,000	402,450
NXP
5.25% 2/13/19		1,488,750	1,502,335
Tranche C 4.75% 12/4/20		305,000	307,542
OSI Restaurant Partners Tranche B 1st Lien
3.50% 10/5/19		1,265,000	1,279,573
Par Pharmaceutical Tranche B
5.00% 8/2/19		1,566,075	1,566,897
Party City Holdings Tranche B
5.75% 7/10/19		1,581,038	1,601,536
Peninsula Gaming Tranche B
5.75% 5/16/17		1,580,000	1,602,713
Pharmaceutical Product Development
6.25% 11/10/18		891,000	906,753
PQ Tranche B 5.25% 5/1/17		1,530,000	1,540,733
Protection One 5.75% 3/31/19		1,012,227	1,026,778
PVH Tranche B 3.25% 12/19/19		1,365,000	1,374,480
Remy International Tranche B
6.25% 12/16/16		440,034	444,067
Reynolds Group Holdings 1st Lien
4.75% 9/21/18		1,855,350	1,879,479
RGIS Services 5.50% 5/3/17		1,122,259	1,133,481
Samson Investment 2nd Lien
6.00% 9/10/18		1,335,000	1,351,133
Sensus USA 2nd Lien 8.50% 4/13/18		1,810,000	1,819,050
Seven Seas Cruises Tranche B
6.25% 2/16/19		1,071,438	1,087,509
Smart & Final
1st Lien 5.75% 11/8/19		914,000	915,421
2nd Lien 10.50% 11/8/20		1,410,000	1,424,100
SRAM 8.50% 11/12/18		400,000	407,000
Sungard Data Systems 1st Lien
4.50% 12/4/19		220,000	222,200
SUPERVALU Tranche B 8.00% 8/1/18		1,191,475	1,210,717
Swift Transportation Tranche B2
1.25% 12/15/17		663,464	671,482
Taminco Global Chemical 5.25% 2/15/19		792,396	799,329
Tempur-Pedic International Tranche B
5.00% 9/27/19		1,074,000	1,089,154
Toys R US Delaware
Tranche B 6.00% 9/1/16		3,006,869	2,917,910
Tranche B2 5.25% 5/25/18		266,617	254,454
Truven Health Tranche B 5.75% 5/23/19		240,000	240,600
Univision Communications
4.489% 3/31/17		1,057,058	1,041,699
US TelePacific 5.75% 2/10/17		969,397	960,008
USI Insurance Services Tranche B
5.25% 12/14/19		1,950,000	1,948,382
Vantage Drilling Tranche B
6.25% 10/17/17		1,081,313	1,081,318
Visant 5.25% 12/22/16		475,000	432,844
Warner Chilcott
Tranche B1 4.25% 3/15/18		490,729	495,895
Tranche B2 4.25% 3/15/18		177,830	179,702
Tranche B3 4.25% 3/15/18		244,516	247,090
West Tranche B6 5.75% 8/1/18		1,870,600	1,902,625
Wide Open West Finance 1st Lien
6.25% 7/17/18		1,845,725	1,869,535
Wolverine Healthcare Tranche B
6.75% 6/6/19		1,785,525	1,789,989
Yankee Candle 5.25% 3/2/19		352,009	356,245
Zayo Group Tranche B 1st Lien
5.25% 7/2/19		2,124,662	2,153,876
Total Senior Secured Loans
(cost $124,347,390)			125,728,925

ΔSOVEREIGN BONDS–8.30%
Brazil–0.33%
Brazil Government International Bonds
5.625% 1/7/41	USD	1,510,000	1,985,650
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	9,551,000	4,912,781
			6,898,431
Colombia–0.50%
Colombia Government International Bonds
4.375% 3/21/23	COP	10,756,000,000	6,093,849
6.125% 1/18/41	USD	3,071,000	4,231,838
			10,325,687
Finland–0.17%
Finland Government Bond 4.00% 7/4/25	EUR	2,089,000	3,442,379
			3,442,379
Indonesia–0.98%
#Indonesia Government International Bonds
144A 5.25% 1/17/42	USD	2,845,000	3,317,981
Indonesia Treasury Bonds
7.00% 5/15/22	IDR	76,513,000,000	9,022,548
7.00% 5/15/27	IDR	36,321,000,000	4,177,260
11.00% 11/15/20	IDR	25,404,000,000	3,637,194
			20,154,983

Diversified Income Series-17

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
ΔSOVEREIGN BONDS (continued)
Ireland–0.14%
#VEB Finance 144A 6.025% 7/5/22	USD	2,495,000	$2,912,913
			2,912,913
Malaysia–0.07%
Malaysia Government Bond
4.262% 9/15/16	MYR	4,022,000	1,367,416
			1,367,416
Mexico–1.15%
Mexican Bonos
6.00% 6/18/15	MXN	91,422,800	7,327,123
6.50% 6/10/21	MXN	16,082,600	1,359,031
6.50% 6/9/22	MXN	17,093,000	1,446,050
8.00% 12/17/15	MXN	130,653,400	11,025,132
Mexico Government International Bond
4.75% 3/8/44	USD	2,180,000	2,468,850
			23,626,186
Mongolia–0.04%
#Mongolia Government International Bond
144A 5.125% 12/5/22	USD	847,000	834,295
			834,295
Panama–0.27%
Panama Government International Bonds
6.70% 1/26/36		728,000	1,037,400
7.125% 1/29/26		1,340,000	1,906,150
8.875% 9/30/27		1,551,000	2,532,008
			5,475,558
Peru–0.34%
Peruvian Government International Bonds
5.625% 11/18/50		920,000	1,197,380
7.125% 3/30/19		4,354,000	5,721,156
			6,918,536
Philippines–0.28%
Philippine Government International Bonds
5.00% 1/13/37		2,140,000	2,608,125
9.50% 10/21/24		1,906,000	3,078,190
			5,686,315
Poland–0.54%
Poland Government Bond
4.00% 10/25/23	PLN	3,909,000	1,295,162
5.75% 10/25/21	PLN	26,234,000	9,864,309
			11,159,471
Republic of Korea–0.13%
Inflation Linked Korea Treasury Bond
2.75% 6/10/20	KRW	2,476,828,278	2,686,196
			2,686,196
Republic of Sri Lanka–0.16%
#Sri Lanka Government International Bond
144A 5.875% 7/25/22	USD	3,003,000	3,213,210
			3,213,210
South Africa–1.33%
#Eskom Holdings 144A 5.75% 1/26/21		3,272,000	3,725,990
South Africa Government Bonds
7.00% 2/28/31	ZAR	13,842,000	1,519,940
7.25% 1/15/20	ZAR	54,613,000	6,820,125
8.00% 12/21/18	ZAR	25,777,000	3,351,187
10.50% 12/21/26	ZAR	78,188,000	11,866,140
			27,283,382
Sweden–0.05%
#Kommuninvest I Sverige AB 144A
1.00% 10/24/17	USD	1,000,000	1,000,170
			1,000,170
Turkey–0.69%
Turkey Government Bond
4.50% 2/11/15	TRY	2,603,610	1,585,384
9.00% 3/5/14	TRY	7,705,000	4,486,313
10.50% 1/15/20	TRY	8,411,000	5,785,292
Turkey Government International Bond
6.00% 1/14/41	USD	1,801,000	2,253,501
			14,110,490
United Kingdom–0.95%
United Kingdom Gilt
4.00% 3/7/22	GBP	5,733,777	11,182,617
4.50% 3/7/19	GBP	1,667,000	3,260,470
4.75% 3/7/20	GBP	2,574,100	5,168,507
			19,611,594
Uruguay–0.18%
Uruguay Government International Bond
8.00% 11/18/22	USD	2,480,250	3,613,724
			3,613,724
Total Sovereign Bonds
(cost $159,593,172)			170,320,936

SUPRANATIONAL BANKS–0.52%
Andina de Fomento 4.375% 6/15/22		1,900,000	2,066,750
International Bank for
Reconstruction & Development
3.375% 4/30/15	NOK	22,000,000	4,103,583
3.625% 6/22/20	NOK	12,410,000	2,388,006
6.00% 2/15/17	AUD	1,770,000	2,016,507
Total Supranational Banks
(cost $9,535,176)			10,574,846

U.S. TREASURY OBLIGATIONS–3.96%
U.S. Treasury Bond 2.75% 8/15/42	USD	45,805,000	44,237,599
∞U.S. Treasury Note 1.625% 11/15/22		37,495,000	37,090,766
Total U.S. Treasury Obligations
(cost $82,926,922)			81,328,365

	Number of
	Shares
COMMON STOCK–0.00%
=†Adelphia Recovery Trust Series Arahova		1	0
=†Calpine		385,000	0
=†Century Communications		2,500,000	0
†Delta Air Lines		67	795
NRG Energy		40	917
Total Common Stock (cost $78,017)			1,712

CONVERTIBLE PREFERRED STOCK–0.25%
*Apache 6.00% exercise price $109.12,
expiration date 8/1/13		15,050	687,785
Aspen Insurance 5.625% exercise price
$29.28, expiration date 12/31/49		14,277	855,728
Diversified Income Series-18

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)
CONVERTIBLE PREFERRED STOCK (continued)
Bank of America 7.25% exercise price
$50.00, expiration date 12/31/49		281	$319,005
#Chesapeake Energy 144A
5.75% exercise price $27.90,
expiration date 12/31/49		179	159,422
HealthSouth 6.50% exercise price $30.50,
expiration date 12/31/49		926	960,956
*Huntington Bancshares 8.50% exercise price
$11.95, expiration date 12/31/49		678	833,940
PPL 9.50% exercise price $28.80,
expiration date 7/1/13		16,700	881,092
SandRidge Energy 8.50% exercise price
$8.01, expiration date 12/31/49		4,440	464,202
Total Convertible Preferred Stock
(cost $5,443,491)			5,162,130

PREFERRED STOCK–0.63%
Alabama Power 5.625%		69,530	1,759,109
#Ally Financial 144A 7.00%		2,000	1,964,438
BB&T 5.85%		48,325	1,255,484
*JPMorgan Chase 5.50%		30,000	754,200
•PNC Financial Services Group
6.125%		50,000	1,385,500
8.25%		2,440,000	2,494,899
•US Bancorp
6.00%		10,000	277,400
6.50%		35,600	1,019,584
*Wells Fargo 2.50%		78,000	1,964,040
Total Preferred Stock
(cost $12,215,581)			12,874,654

		Principal
		Amount°
SHORT-TERM INVESTMENTS–18.38%
≠Discount Notes–7.38%
Federal Home Loan Bank
0.075% 1/4/13	USD	15,622,066	15,622,050
0.10% 1/18/13		8,809,964	8,809,929
0.10% 1/23/13		38,716,238	38,716,006
0.12% 4/2/13		28,022,528	28,018,324
0.125% 3/6/13		32,038,765	32,036,522
0.13% 2/6/13		23,184,116	23,183,444
0.135% 2/15/13		5,100,506	5,100,317
			151,486,592
Repurchase Agreements–2.12%
Bank of America 0.11%, dated 12/31/12,
to be repurchased on 1/2/13, repurchase
price $29,356,334 (collateralized
by U.S. government obligations
0.25%-2.375% 2/18/15-12/15/15;
market value $29,943,278)		29,356,155	29,356,155
BNP Paribas 0.15%, dated 12/31/12,
to be repurchased on 1/2/13, repurchase
price $14,197,149 (collateralized
by U.S. government obligations
0.125%-0.25% 12/31/14-5/15/15;
market value $14,480,972)		14,197,031	14,197,031
			43,553,186
≠U.S. Treasury Obligations–8.88%
U.S. Treasury Bills
0.04% 1/17/13		29,299,058	29,298,853
0.04% 3/21/13		32,379,076	32,376,809
0.04% 3/28/13		22,609,229	22,607,489
0.105% 5/23/13		24,500,000	24,490,396
0.105% 5/30/13		24,500,000	24,489,931
0.12% 6/6/13		24,500,000	24,489,465
0.125% 6/13/13		24,500,000	24,488,706
			182,241,649
Total Short-Term Investments
(cost $377,259,434)			377,281,427

Total Value of Securities Before Securities
Lending Collateral–111.15%
(cost $2,183,660,160)			2,280,533,790

		Number of
		Shares
**SECURITIES LENDING COLLATERAL–0.06%
Investment Companies
Delaware Investments Collateral
Fund No.1		1,319,367	1,319,367
@† Mellon GSL Reinvestment Trust II		1,759,132	0
Total Securities Lending Collateral
(cost $3,078,499)			1,319,367

Diversified Income Series-19

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–111.21%(cost $2,186,738,659)	$2,281,853,157 ©
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(0.15%)	(3,078,499)
z«OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(11.06%)	(226,929,620)
NET ASSETS APPLICABLE TO 186,157,427 SHARES OUTSTANDING–100.00%	$2,051,845,038
NET ASSET VALUE–DELAWARE VIP DIVERSIFIED INCOME SERIES STANDARD CLASS ($531,992,311 / 48,046,398 Shares)	$11.07
NET ASSET VALUE–DELAWARE VIP DIVERSIFIED INCOME SERIES SERVICE CLASS ($1,519,852,727 / 138,111,029 Shares)	$11.00
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$1,890,904,817
Undistributed net investment income	39,131,712
Accumulated net realized gain	28,301,095
Net unrealized appreciation of investments and derivatives	93,507,414
Total net assets	$2,051,845,038
____________________

°	Principal amount shown is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of December 31, 2012. Interest rates reset periodically.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2012, the aggregate value of Rule 144A securities was $325,645,755, which represented 15.87% of the Series’ net assets. See Note 11 in “Notes to Financial Statements.”
*	Fully or partially on loan.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2012.
@	Illiquid security. At December 31, 2012, the aggregate value of illiquid securities was $1,335,000 which represented 0.07% of the Series’ net assets. See Note 11 in “Notes to Financial Statements.”
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At December 31, 2012, the aggregate value of fair valued securities was $531,516, which represented 0.03% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”
‡	Non income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2012.
§	All or a portion of this holding is subject to unfunded loan commitments. See Note 7 in “Notes to financial statements.”
∞	Fully or partially pledged as collateral for futures contracts.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 10 in “Notes to Financial Statements” for additional information on securities lending collateral.
©	Includes $2,718,577 of securities loaned.
z	Of this amount, $248,832,403 represents payable for securities purchased as of December 31, 2012.
«	Includes foreign currency valued at $3,227,703 with a cost of $3,249,696.

Diversified Income Series-20

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at December 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
					Settlement	Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	CAD	13,800,273	USD	(13,914,615)	2/1/13	$(30,254)
BAML	COP	6,053,918,000	USD	(3,363,662)	2/1/13	53,992
BAML	EUR	(19,803,891)	USD	25,629,800	2/1/13	(510,988)
BAML	JPY	(1,658,659,704)	USD	20,101,173	2/1/13	976,012
BAML	KRW	(1,443,935,350)	USD	1,334,999	2/1/13	(19,596)
BAML	NOK	(6,350,067)	USD	1,117,497	2/1/13	(23,239)
BAML	NZD	(2,796,913)	USD	2,330,444	2/1/13	18,433
BAML	TRY	8,964,969	USD	(4,978,879)	2/1/13	29,385
BAML	ZAR	6,017,756	USD	(699,755)	2/1/13	8,774
BAML	ZAR	(6,017,756)	USD	687,131	2/1/13	(21,399)
BCLY	RUB	147,869,875	USD	(4,766,613)	2/1/13	44,061
CITI	GBP	(840,548)	USD	1,352,426	2/1/13	(13,293)
CITI	JPY	251,514,501	USD	(3,059,326)	2/1/13	(159,240)
CITI	RUB	138,142,200	USD	(4,458,674)	2/1/13	35,529
CITI	TRY	8,964,969	USD	(4,974,873)	2/1/13	33,391
CS	IDR	31,501,545,200	USD	(3,226,956)	2/1/13	28,760
GSC	BRL	20,234,846	USD	(9,656,333)	2/1/13	177,833
GSC	GBP	(4,706,210)	USD	7,569,280	2/1/13	(77,349)
GSC	NOK	(7,086,080)	USD	1,246,036	2/1/13	(26,919)
HSBC	CAD	(475,241)	USD	480,527	2/1/13	2,390
HSBC	EUR	(7,188,727)	USD	9,306,527	2/1/13	(182,467)
HSBC	GBP	(1,754,333)	USD	2,822,371	2/1/13	(28,061)
HSBC	JPY	622,068,364	USD	(7,544,887)	2/1/13	(372,133)
HSBC	MXN	(89,509,050)	USD	6,967,962	2/1/13	23,319
HSBC	TRY	4,158,640	USD	(2,309,073)	2/1/13	14,144
JPMC	BRL	10,170,750	USD	(4,842,061)	2/1/13	100,939
JPMC	EUR	(9,392,060)	USD	12,149,569	2/1/13	(247,785)
JPMC	GBP	(3,837,608)	USD	6,167,036	2/1/13	(68,292)
JPMC	JPY	445,448,225	USD	(5,321,000)	2/1/13	(184,763)
JPMC	MXN	(30,398,867)	USD	2,365,487	2/1/13	6,962
JPMC	NOK	85,556,788	USD	(15,336,537)	2/1/13	33,020
JPMC	SEK	44,082,315	USD	(6,700,000)	2/1/13	75,578
MSC	BRL	10,290,543	USD	(4,910,898)	2/1/13	90,321
MSC	GBP	(1,731,322)	USD	2,784,503	2/1/13	(28,542)
MSC	JPY	741,624,763	USD	(9,016,386)	2/1/13	(465,088)
TD	JPY	(689,249,464)	USD	8,188,000	2/1/13	240,615
TD	RUB	175,845,000	USD	(5,700,000)	2/1/13	20,794
						$(445,156)

Futures Contracts

					Unrealized
		Notional Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(162)	Euro-O.A.T.	$(28,766,079)	$(29,107,631)	3/12/13	$(341,552)
91	Long Gilt	17,416,815	17,584,754	3/29/13	167,939
(24)	U.S. Treasury 10 yr Notes	(3,188,932)	(3,186,750)	3/29/13	2,182
(486)	U.S. Treasury Long Notes	(70,935,450)	(71,685,000)	3/29/13	(749,550)
					$(920,981)

Diversified Income Series-21

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 9 in “Notes to Financial Statements.”

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BRL – Brazilian Real
CAD – Canadian Dollar
CITI – Citigroup Global Markets
CS – Credit Suisse
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NOK – Norwegian Krone
NZD – New Zealand Dollar
O.A.T – Obligations Assimilables du Tresor
PIK – Pay-in-kind
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
TRY – Turkish Lira
USD – United States Dollar
yr – Year
ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-22

Delaware VIP® Trust —
Delaware VIP Diversified Income Series
Statement of Operations
Year Ended December 31, 2012

INVESTMENT INCOME:
Interest	$80,103,850
Dividends	919,620
Securities lending income	46,983
81,070,453

EXPENSES:
Management fees	11,592,249
Distribution expenses – Service Class	4,334,523
Accounting and administration expenses	769,328
Reports and statements to shareholders	294,470
Dividend disbursing and transfer agent fees and expenses	170,314
Custodian fees	156,372
Legal fees	146,689
Trustees’ fees	87,050
Audit and tax	80,162
Insurance fees	34,302
Pricing fees	33,451
Registration fees	28,755
Consulting fees	20,921
Dues and services	11,314
Trustees’ expenses	6,138
17,766,038
Less waived distribution expenses – Service Class	(722,420)
Less expense paid indirectly	(1)
Total operating expenses	17,043,617

NET INVESTMENT INCOME	64,026,836

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	60,631,352
Foreign currencies	2,255,795
Foreign currency exchange contracts	(12,761,756)
Futures contracts	(7,206,815)
Options written	813,157
Swap contracts	(27,668,718)
Net realized gain	16,063,015
Net change in unrealized appreciation (depreciation) of:
Investments	58,879,135
Futures contracts	(1,987,642)
Options written	(92,305)
Swap contracts	1,451,877
Foreign currencies	(8,701)
Foreign currency exchange contracts	(5,410,707)
Net change in unrealized appreciation (depreciation)	52,831,657

NET REALIZED AND UNREALIZED GAIN	68,894,672

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$132,921,508

Delaware VIP Trust —
Delaware VIP Diversified Income Series
Statements of Changes in Net Assets

	Year Ended
	12/31/12	12/31/11
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income	$64,026,836	$67,316,814
Net realized gain	16,063,015	54,919,797
Net change in unrealized
appreciation (depreciation)	52,831,657	(10,429,179)
Net increase in net assets resulting
from operations	132,921,508	111,807,432

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(16,819,225)	(27,424,124)
Service Class	(42,559,575)	(47,070,418)
Net realized gain:
Standard Class	(16,444,423)	(26,962,244)
Service Class	(44,995,213)	(49,176,477)
	(120,818,436)	(150,633,263)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	29,574,716	40,279,608
Service Class	216,676,722	296,976,262
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	21,971,163	26,872,556
Service Class	87,554,788	96,246,896
	355,777,389	460,375,322
Cost of shares redeemed:
Standard Class	(40,281,662)	(193,953,088)
Service Class	(93,058,916)	(170,077,093)
	(133,340,578)	(364,030,181)
Increase in net assets derived from capital
share transactions	222,436,811	96,345,141

NET INCREASE IN NET ASSETS	234,539,883	57,519,310

NET ASSETS:
Beginning of year	1,817,305,155	1,759,785,845
End of year (including undistributed
net investment income of $39,131,712
and $49,910,411, respectively)	$2,051,845,038	$1,817,305,155

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-23

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Standard Class
	Year Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$11.020	$11.280	$10.980	$9.250	$10.220

Income (loss) from investment operations:
Net investment income[1]	0.376	0.426	0.521	0.628	0.500
Net realized and unrealized gain (loss)	0.384	0.256	0.345	1.721	(0.926)
Total from investment operations	0.760	0.682	0.866	2.349	(0.426)

Less dividends and distributions from:
Net investment income	(0.359)	(0.475)	(0.539)	(0.619)	(0.405)
Net realized gain	(0.351)	(0.467)	(0.027)	–	(0.139)
Total dividends and distributions	(0.710)	(0.942)	(0.566)	(0.619)	(0.544)

Net asset value, end of period	$11.070	$11.020	$11.280	$10.980	$9.250

Total return[2]	7.20%	6.39%	8.06%	26.96%	(4.54% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$531,992	$517,362	$659,032	$652,804	$542,074
Ratio of expenses to average net assets	0.68%	0.68%	0.70%	0.73%	0.73%
Ratio of net investment income to average
net assets	3.43%	3.87%	4.68%	6.33%	5.16%
Portfolio turnover	216%	233%	237%	202%	244%

____________________

[1]The average shares outstanding method has been applied for per share information.
[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-24

Delaware VIP® Diversified Income Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Service Class
	Year Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$10.960	$11.220	$10.920	$9.200	$10.180

Income (loss) from investment operations:
Net investment income[1]	0.347	0.396	0.491	0.603	0.476
Net realized and unrealized gain (loss)	0.376	0.258	0.351	1.712	(0.937)
Total from investment operations	0.723	0.654	0.842	2.315	(0.461)

Less dividends and distributions from:
Net investment income	(0.332)	(0.447)	(0.515)	(0.595)	(0.380)
Net realized gain	(0.351)	(0.467)	(0.027)	–	(0.139)
Total dividends and distributions	(0.683)	(0.914)	(0.542)	(0.595)	(0.519)

Net asset value, end of period	$11.000	$10.960	$11.220	$10.920	$9.200

Total return[2]	6.87%	6.15%	7.87%	26.66%	(4.90% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,519,853	$1,299,943	$1,100,754	$791,973	$431,062
Ratio of expenses to average net assets	0.93%	0.93%	0.95%	0.98%	0.98%
Ratio of expenses to average net assets prior to fees waived	0.98%	0.98%	1.00%	1.03%	1.03%
Ratio of net investment income to average net assets	3.18%	3.62%	4.43%	6.08%	4.91%
Ratio of net investment income to average net assets prior to fees waived	3.13%	3.57%	4.38%	6.03%	4.86%
Portfolio turnover	216%	233%	237%	202%	244%

____________________

[1]The average shares outstanding method has been applied for per share information.
[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-25

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Notes to Financial Statements
December 31, 2012

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return consistent with reasonable risk.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market date factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and ask prices of the contracts, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (December 31, 2009 – December 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes, the Series only has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 31, 2012.

To Be Announced Trades—The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally isolates that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Diversified Income Series-26

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2012.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2012, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2012, the Series was charged $96,440 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. The Series pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2013 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2012, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$1,018,713	$21,488	$321,490	$56,142
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2012, the Series was charged $59,154 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Diversified Income Series-27

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

3. Investments
For the year ended December 31, 2012, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$2,971,793,156
Purchases of U.S. government securities	1,079,013,138
Sales other than U.S. government securities	2,867,133,492
Sales of U.S. government securities	1,115,314,477

At December 31, 2012, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$2,188,585,040	$104,944,114	$(11,675,997)	$93,268,117

U. S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$–	$412,345,849	$1,530,999	$413,876,848
Corporate Debt	–	1,157,278,635	1,866,515	1,159,145,150
Foreign Debt	–	230,857,095	–	230,857,095
Municipal Bonds	–	6,409	–	6,409
Common Stock	1,712	–	–	1,712
Convertible Preferred Stock	1,521,725	3,640,405	–	5,162,130
Preferred Stock	7,661,117	5,213,537	–	12,874,654
Short-Term Investments	–	377,281,427	–	377,281,427
U.S. Treasury Obligations	–	81,328,365	–	81,328,365
Securities Lending Collateral	–	1,319,367	–	1,319,367
Total	$9,184,554	$2,269,271,089	$3,397,514	$2,281,853,157

Foreign Currency Exchange Contracts	$–	$(445,156)	$–	$(445,156)
Futures Contracts	(920,981)	–	–	(920,981)

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the year ended December 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

Diversified Income Series-28

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2012 and 2011 was as follows:

	Year	Year
	Ended	Ended
	12/31/12	12/31/11
Ordinary income	$94,212,098	$124,204,185
Long-term capital gain	26,606,338	26,429,078
	$120,818,436	$150,633,263

5. Components of Net Assets on a Tax Basis
As of December 31, 2012, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,890,904,817
Undistributed ordinary income	63,400,166
Undistributed long-term capital gains	10,112,326
Other temporary differences	(5,208,461)
Unrealized appreciation	92,636,190
Net assets	$2,051,845,038

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, amortization on convertible debt securities, mark-to-market on foreign currency contracts, mark-to-market on futures contracts, and tax treatment of contingent payment debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown gains (losses) of mortgage- and asset-backed securities, CDS contracts, contingent payment debt instruments, amortization on convertible debt securities, capital gains tax on foreign gains, distributions, and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2012, the Series recorded the following reclassifications.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain
$(15,426,735)	$15,426,735

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/12	12/31/11
Shares sold:
Standard Class	2,693,865	3,660,237
Service Class	19,756,660	26,988,618

Shares issued upon reinvestment of dividends and distributions:
Standard Class	2,076,670	2,539,939
Service Class	8,314,794	9,131,584
	32,841,989	42,320,378
Shares redeemed:
Standard Class	(3,675,672)	(17,692,005)
Service Class	(8,613,580)	(15,613,600)
	(12,289,252)	(33,305,605)
Net increase	20,552,737	9,014,773

Diversified Income Series-29

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

7. Unfunded Commitments
The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount.

As of December 31, 2012, the Series had the following unfunded loan commitments:

Borrower	Unfunded Loan Commitment
GenCorp	$1,335,000

8. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on November 13, 2012.

On November 13, 2012, the Series, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit under the agreement expires on November 12, 2013. The Series had no amounts outstanding as of December 31, 2012 or at any time during the year then ended.

9. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Futures Contracts
A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts
During the year ended December 31, 2012, the Series entered into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal

Diversified Income Series-30

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

9. Derivatives (continued)
counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. Transactions in options written during the year ended December 31, 2012 for the Series were as follows:

	Number of
	Contracts	Premiums
Options outstanding at December 31, 2011	201	$216,087
Options written	1,869	1,572,639
Options expired	(443)	(503,346)
Options terminated in closing sales transactions	(1,627)	(1,285,380)
Options outstanding at December 31, 2012	–	$–

Swap Contracts
The Series may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended December 31, 2012, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. The Series had posted $1,830,000 cash collateral for certain open derivatives and received $110,000 cash collateral and $219,000 in securities collateral for certain open derivatives.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets. No swap contracts were outstanding at December 31, 2012.

Fair values of derivative instruments as of December 31, 2012 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets Location	Fair Value	Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Other liabilities net of receivables and other assets	$2,014,252	Other liabilities net of receivables and other assets	$(2,459,408)

Interest rate contracts (Futures contracts)	Other liabilities net of receivables and other assets	170,121	Other liabilities net of receivables and other assets	(1,091,102)
Total		$2,184,373		$(3,550,510)

Diversified Income Series-31

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

9. Derivatives (continued)
The effect of derivative instruments on the statement of operations for the year ended December 31, 2012 was as follows:

			Change in Unrealized
	Location of Gain or	Realized Gain or	Appreciation or Depreciation
	Loss on Derivatives	Loss on Derivatives	on Derivatives Recognized
	Recognized in Income	Recognized in Income	in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(12,761,756)	$(5,410,707)

Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(7,206,815)	(1,987,642)

Equity contracts (Options Written)	Net realized gain on options written and net change in unrealized appreciation (depreciation) of options written	813,157	(92,305)

Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(27,668,718)	1,451,877
Total		$(46,824,132)	$(6,038,777)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the year ended December 31, 2012.

	Long	Short
	Derivative	Derivative
	Volume	Volume
Forward foreign currency exchange contracts (Average cost)	USD 84,287,971	USD 193,260,209
Futures contracts (Average notional value)	69,049,727	35,212,607
Options contracts (Average notional value)	51,366	142,078
Swap contracts (Average notional value)*	93,397,816	2,673,829
	EUR 53,207,460	–
____________________

*Long represents buying protection and short represents selling protection.

10. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Diversified Income Series-32

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

10. Securities Lending (continued)
Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At December 31, 2012, the value of securities on loan was $2,718,577, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2012, the value of invested collateral was $1,319,367. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

11. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

12. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

13. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2012 that would require recognition or disclosure in the Series’ financial statements.

Diversified Income Series-33

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and Shareholders of Delaware VIP Diversified Income Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP Diversified Income Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2013

Diversified Income Series-34

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Other Series Information (Unaudited)

Board Consideration of Delaware VIP Diversified Income Series Investment Advisory Agreement

At a meeting held on August 21-23, 2012 (“Annual Meeting”), the Board of Trustees (“Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware VIP Diversified Income Series (“Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011, Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

Lipper currently classifies the Series as an intermediate investment-grade debt fund. Management believes that it would be more appropriate to include the Series in the general bond funds category. Accordingly, the Lipper report prepared for the Series compares the Series’ performance to two separate Performance Universes consisting of the Series and all underlying variable insurance product intermediate investment-grade debt funds and all underlying variable insurance product general bond funds. When compared to other intermediate investment-grade debt funds, the Lipper report comparison showed that the Series’ total return for the one-year period was in the third quartile of its Performance Universe. The report further showed that the Series’ total return for the three- and five-year periods was in the first quartile. When compared to other general bond funds, the Lipper report comparison showed that the Series’ total return for the one- and three-year periods was in the second quartile of its Performance Universe. The report further showed that the Series’ total return for the five-year period was in the first quartile. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (“Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

When compared to other intermediate investment-grade debt funds, the expense comparisons for the Series showed that the actual management fee was in the quartile with the second highest expenses of its Expense Group and the total expenses were in the quartile with the highest expenses of its Expense Group. When compared to other general bond funds, the expense comparisons for the Series showed that the actual management fee and total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Series’ total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered various initiatives implemented by Management. The Board was satisfied with Management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective and noted 12b-1 waivers in place through April 2013.

Diversified Income Series-35

Delaware VIP® Diversified Income Series
Other Series Information (Unaudited) (continued)

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. The Board also noted that the Series’ assets exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.

Tax Information

For the fiscal year ended December 31, 2012, the Series designates distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gain	Income	Total
Distributions	Distributions	Distributions
(Tax Basis)	(Tax Basis)	(Tax Basis)
22.02%	77.98%	100%
____________________

(A) and (B) are based on a percentage of the Series’ total distributions.

Diversified Income Series-36

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	71	Director and Audit
2005 Market Street	President,	since August 16, 2006	various executive capacities		Committee Member —
Philadelphia, PA	Chief Executive		at different times at		Kaydon Corp.
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer			Board of Governors
April 1963		since August 1, 2006			Member — Investment
Company Institute (ICI)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	71	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(2007–2011)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
Joseph W. Chow	Trustee	Since	Executive Vice President	71	Director and Audit
2005 Market Street		January 2013	(Emerging Economies Strategies,		Committee
Philadelphia, PA 19103			Risk and Corporate Administration)		Member — Hercules
			State Street Corporation		Technology Growth
January 1953			(July 2004–March 2011)		Capital, Inc.
John A. Fry	Trustee	Since	President	71	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director and Audit
May 1960			Franklin & Marshall College		Committee Member —
			(June 2002–July 2010)		Community Health
Systems

Director — Ecore
International
(2009–2010)
Anthony D. Knerr	Trustee	Since	Managing Director —	71	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Private Investor	71	None
2005 Market Street		March 2005	(2004–Present)
Philadelphia, PA
19103

June 1947

Diversified Income Series-37

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
Frances A. Sevilla-Sacasa	Trustee	Since	Chief Executive Officer —	71	Trust Manager —
2005 Market Street		September 2011	Banco Itaú Europa		Camden Property Trust
Philadelphia, PA			International		(2011–Present)
19103			(April 2012–Present)

January 1956			Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Thomas K. Whitford	Trustee	Since	Vice Chairman	71	None
2005 Market Street		January 2013	(2010–Present)
Philadelphia, PA 19103			Chief Administrative
Officer (2008–2010)
March 1956			and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	71	Director, Audit
2005 Market Street		April 1999	(January 2006–Present)		Committee Member
Philadelphia, PA			Vice President — Mergers		and Investment
19103			& Acquisitions		Committee Member
			(January 2003–January 2006),		Okabena Company
July 1948			and
			Vice President and Treasurer		Chair — 3M
			(July 1995–January 2003)		Investment Management
			3M Corporation		Company
(January 2005–July 2012)
J. Richard Zecher	Trustee	Since	Founder —	71	Director and Compensation
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		P/E Investments
P/E Investments
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	71	None[3]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	71	None[3]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972

Diversified Income Series-38

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
OFFICERS (continued)
David P. O’Connor	Executive Vice	Executive Vice President	David P. O’Connor has served in	71	None[3]
2005 Market Street	President,	since February 2012;	various executive and legal
Philadelphia, PA	General Counsel,	Senior Vice President	capacities at different times
19103	and Chief	October 2005–February 2012;	at Delaware Investments.
	Legal Officer	General Counsel and
February 1966		Chief Legal Officer
since October 2005
Richard Salus	Senior	Chief Financial	Richard Salus has served in	71	None[3]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

AR-VIPDIVINC [12/12] DG3 18578 (2/13)	(10125)	Diversified Income Series-39

Delaware VIP® Trust
Delaware VIP Emerging Markets Series

Annual Report

December 31, 2012

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security type/country and sector allocations	5

> Statement of net assets	6

> Statement of operations	9

> Statements of changes in net assets	9

> Financial highlights	10

> Notes to financial statements	12

> Report of independent registered public accounting firm	18

> Other Series information	19

> Board of trustees/directors and officers addendum	21

Investments in Delaware VIP® Emerging Markets Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2012, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Emerging Markets Series only if preceded or accompanied by the Series’ current prospectus, and if available, the summary prospectus.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Portfolio management review	Jan. 8, 2013

     For the fiscal year ended Dec. 31, 2012, Delaware VIP Emerging Markets Series returned +14.44% for Standard Class shares and +14.19% for Service Class shares (both returns assume reinvestment of all distributions). The Series’ benchmark, the MSCI Emerging Markets Index, advanced 18.63% (gross) and 18.22% (net) for the same period.

     Emerging markets posted solid overall gains during the Series’ fiscal year. In a clear reflection of the unsettled global economic and political environment, however, volatility was elevated and returns from individual markets were highly variable.

     As the fiscal year began, many investors were shedding risk worldwide amid indications that the 17-country euro zone might be on the verge of breaking apart. However, after the European Central Bank launched the first of two loan programs intended to give the region more breathing room, emerging-market stocks climbed strongly through early March 2012, when another, more pronounced bout of risk aversion set in. This time, investors seemed to worry about slowing growth in the United States. China was also a cause for concern, as authorities dealt with a once-a-decade leadership change and struggled to restart a slumping economy without triggering inflation or creating a property bubble.

     Emerging-market stocks began to rally in June, as it became apparent that global economic conditions had grown dire enough to make additional central bank easing inevitable. Although this powerful bull run lost steam in the fall, the combination of liquidity and signs of economic progress in the U.S. helped most emerging markets close the Series’ fiscal year above their September highs.

     Notes on the Series’ performance versus the benchmark index:

     • At the country level, the Series’ allocation weights within India and Brazil were among those that had a negative effect on performance. Meanwhile, allocations within Mexico and Turkey were among those that benefited the Series’ performance.

     • At the individual company level, holdings in U.S.-based Avon Products were among the prominent detractors from performance. The company has been the focus of a lengthy Securities and Exchange Commission investigation into foreign bribery charges, and its earnings have consistently fallen short of consensus expectations. Petroleo Brasileiro SA also underperformed; the large Brazil-based integrated oil and gas producer suffered from flat diesel and gasoline prices in its domestic market, tight refining margins, and declining overall output due to heightened maintenance standards imposed by the Brazilian government. Relatively weaker stocks were offset by shares that included Yahoo, a notable contributor to Series performance. Although Yahoo languished for much of the fiscal year due to investor dissatisfaction with management’s inability to unlock the value of its Chinese internet assets, the stock began climbing in summer 2012 after Chief Executive Officer Carol Bartz was replaced by veteran Google executive Marissa Ann Mayer. The Mexican cement producer Cemex also generated outperformance for the Series, on the basis of improved financials and signs of recovery in the U.S. housing market.

     As the Series’ fiscal year drew to a close, its largest country allocations were in China/Hong Kong, Republic of Korea, Brazil, the U.S., Mexico, and Russia. The size of its Mexican and Brazilian holdings represented a large overweight versus the benchmark index; conversely, the Series was significantly underweight in countries that included Taiwan, South Africa, and India.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2012, and subject to change.

Emerging Markets Series-1

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP Emerging Markets Series
Average annual total returns
For periods ended Dec. 31, 2012	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on May 1, 1997)	+14.44%	+2.85%	-1.26%	+17.00%	+8.55%
Service Class shares (commenced operations on May 1, 2000)	+14.19%	+2.59%	-1.50%	+16.72%	+12.27%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.64%, while total operating expenses for Standard Class and Service Class shares were 1.39% and 1.69%, respectively. The management fee for Standard Class and Service Class shares was 1.24%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to 0.25% of average daily net assets from April 30, 2012 through April 30, 2013.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series’ performance table above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges or deferred sales charges. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

Emerging Markets Series-2

Delaware VIP® Emerging Markets Series
Performance summary (continued)

For period beginning Dec. 31, 2002, through Dec. 31, 2012		Starting value	Ending value
––	Delaware VIP Emerging Markets Series (Standard Class shares)	$10,000	$48,084
––	MSCI Emerging Markets Index (gross)	$10,000	$47,601
– –	MSCI Emerging Markets Index (net)	$10,000	$46,125

The chart shows a $10,000 investment in the Delaware VIP Emerging Markets Series Standard Class shares for the period from Dec. 31, 2002 through Dec. 31, 2012.

The chart also shows $10,000 invested in the MSCI Emerging Markets Index for the period from Dec. 31, 2002 through Dec. 31, 2012. The MSCI Emerging Markets Index measures equity market performance across emerging market countries worldwide. Index “gross” return approximates the maximum possible dividend reinvestment. Index “net” return approximates the minimum possible dividend reinvestment, after deduction of withholding tax at the highest possible rate.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Emerging Markets Series-3

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Disclosure of Series Expenses
For the Six-Month Period from July 1, 2012 to December 31, 2012 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from July 1, 2012 to December 31, 2012.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/12 to
	7/1/12	12/31/12	Ratio	12/31/12*
Actual Series Return†
Standard Class Shares	$1,000.00	$1,144.20	1.41%	$7.60
Service Class Shares	1,000.00	1,142.70	1.66%	8.94
Hypothetical 5% Return (5% return before expenses)
Standard Class Shares	$1,000.00	$1,018.05	1.41%	$7.15
Service Class Shares	1,000.00	1,016.79	1.66%	8.42

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Emerging Markets Series-4

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Security Type/Country and Sector Allocations
As of December 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Country	of Net Assets
Common Stock	94.03%
Argentina	1.44%
Brazil	14.22%
China/Hong Kong	15.61%
India	2.42%
Indonesia	0.67%
Kingdom of Bahrain	0.10%
Malaysia	2.04%
Mexico	8.46%
Peru	0.85%
Poland	0.94%
Republic of Korea	14.93%
Russia	8.16%
South Africa	4.88%
Taiwan	5.66%
Thailand	2.42%
Turkey	1.80%
United Kingdom	0.78%
United States	8.65%
Preferred Stock by Country	5.72%
Brazil	2.40%
Republic of Korea	1.65%
Russia	1.67%
Participation Notes	0.00%
Short-Term Investments	0.22%
Securities Lending Collateral	8.48%
Total Value of Securities	108.45%
Obligation to Return Securities Lending Collateral	(8.57%)
Receivables and Other Assets Net of Other Liabilities	0.12%
Total Net Assets	100.00%

Common Stock, Preferred Stock
and Participation Notes by Sector
Consumer Discretionary	4.84%
Consumer Staples	10.28%
Energy	17.70%
Financials	16.93%
Industrials	3.31%
Information Technology	20.43%
Materials	11.58%
Telecommunication Services	12.30%
Utilities	2.38%
Total	99.75%

Emerging Markets Series-5

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Statement of Net Assets
December 31, 2012

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK–94.03%
Argentina–1.44%
@Cresud ADR	322,769	$2,685,437
#Grupo Clarin Class B GDR 144A	209,100	723,089
@IRSA Inversiones y Representaciones ADR	363,112	2,530,891
Pampa Energia ADR	44,500	153,080
YPF ADR	106,800	1,553,940
		7,646,437
Brazil–14.22%
AES Tiete	319,936	3,276,669
B2W Cia Global Do Varejo	251,484	2,087,004
Banco Santander Brasil ADR	476,000	3,460,520
*Brasil Foods ADR	341,500	7,209,065
*Braskem ADR	78,499	1,047,962
Centrais Eletricas Brasileiras	711,800	2,199,509
*Cia Brasileira de Distribuicao Grupo Pao
de Acucar ADR	71,690	3,182,319
Cia Siderurgica Nacional ADR	611,900	3,610,210
Cyrela Brazil Realty	266,900	2,330,896
*Fibria Celulose ADR	523,900	5,956,743
@Gerdau	389,400	2,929,292
Gerdau ADR	444,900	3,999,651
Hypermarcas	57,400	465,701
Itau Unibanco Holding ADR	500,000	8,230,000
Petroleo Brasileiro SA ADR	488,906	9,518,999
Petroleo Brasileiro SP ADR	403,795	7,793,244
Tim Participacoes ADR	410,000	8,126,200
		75,423,984
China/Hong Kong–15.61%
†Baidu ADR	26,700	2,677,743
Bank of China	13,346,000	6,044,641
†Bitauto Holdings ADR	37,400	273,020
China Construction Bank	7,118,000	5,817,366
China Mengniu Dairy	724,000	2,069,617
*China Mobile ADR	154,500	9,072,240
*China Petroleum & Chemical ADR	32,488	3,733,521
China Telecom	2,736,000	1,547,178
*China Unicom Hong Kong ADR	505,492	8,234,465
First Pacific	2,831,285	3,126,871
Fosun International	131,708	85,101
†*Foxconn International Holdings	2,262,000	1,109,635
†*Hollysys Automation Technologies	129,100	1,532,417
Industrial & Commercial Bank of China	7,785,500	5,619,829
*Kunlun Energy	2,622,900	5,546,136
*PetroChina ADR	44,500	6,398,210
Shanda Games ADR	1,118,325	3,399,708
†SINA	89,000	4,469,580
†*Sohu.com	153,500	7,266,690
†Tianjin Development Holdings	35,950	20,157
†@Tom Group	23,322,004	2,756,945
Travelsky Technology	3,700,441	1,982,872
		82,783,942
India–2.42%
Cairn India	473,000	2,772,388
Coal India	102,385	666,524
†Indiabulls Real Estate GDR	44,628	60,739
#Reliance Industries GDR 144A	300,000	9,155,999
*†Sify Technologies ADR	91,200	176,928
		12,832,578
Indonesia–0.67%
Tambang Batubara Bukit Asam Persero	2,241,097	3,533,178
		3,533,178
Kingdom of Bahrain–0.10%
#@Aluminum Bahrain 144A GDR	91,200	522,457
		522,457
Malaysia–2.04%
Hong Leong Bank	1,549,790	7,510,771
†UEM Land Holdings	4,748,132	3,290,122
		10,800,893
Mexico–8.46%
America Movil Series L ADR	210,742	4,876,570
Cemex ADR	925,301	9,132,721
†Empresas ICA	1,105,736	2,777,206
Fomento Economico Mexicano ADR	116,107	11,691,974
Grupo Financiero Banorte	754,700	4,903,007
Grupo Televisa ADR	432,500	11,495,850
		44,877,328
Peru–0.85%
Cia de Minas Buenaventura ADR	125,440	4,509,568
		4,509,568
Poland–0.94%
Jastrzebska Spolka Weglowa	26,987	809,935
†Polski Koncern Naftowy Orlen	261,369	4,194,489
		5,004,424
Republic of Korea–14.93%
CJ	45,695	5,111,813
KB Financial Group ADR	165,996	5,959,256
KCC	3,272	920,396
†Korea Electric Power	113,650	3,248,151
*Korea Electric Power ADR	177,900	2,485,263
KT	99,830	3,341,515
*LG Display ADR	188,309	2,726,714
LG Electronics	62,908	4,394,506
Lotte Chilsung Beverage	8	11,399
Lotte Confectionery	2,904	4,457,982
Samsung Electronics	19,054	27,555,284
Samsung Life Insurance	71,180	6,318,857
†SK Communications	95,525	710,930
SK Telecom	16,491	2,366,654
*SK Telecom ADR	605,000	9,577,150
		79,185,870
Russia–8.16%
@†Chelyabinsk Zink Plant GDR	69,200	186,861
@†Enel OGK-5 GDR	15,101	40,116
Gazprom ADR	783,900	7,576,747
LUKOIL ADR	23,433	1,581,728
LUKOIL ADR (London International Exchange)	133,500	8,963,311
†*MegaFon GDR	261,878	6,232,696
Mobile Telesystems ADR	154,402	2,879,597
=Sberbank	3,308,402	10,125,696
Surgutneftegas ADR	294,652	2,653,970
@†TGK-5 GDR	6,229	2,913
*VTB Bank GDR	861,186	3,047,450
		43,291,085

Emerging Markets Series-6

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK (continued)
South Africa–4.88%
*ArcelorMittal South Africa	374,610	$1,606,181
Impala Platinum Holdings	135,751	2,722,578
Sasol	76,270	3,298,302
Sasol ADR	65,127	2,819,348
Standard Bank Group	287,970	4,073,290
Sun International	168,124	1,889,347
Tongaat Hulett	180,473	2,877,799
*Vodacom Group	444,868	6,565,442
		25,852,287
Taiwan–5.66%
Formosa Chemicals & Fibre	2,066,989	5,362,893
Hon Hai Precision Industry	777,049	2,403,063
MediaTek	255,678	2,857,732
President Chain Store	890,000	4,770,895
Taiwan Semiconductor Manufacturing	2,375,864	7,939,706
United Microelectronics	6,688,461	2,700,910
*United Microelectronics ADR	889,700	1,770,503
Walsin Lihwa	6,477,100	2,228,343
		30,034,045
Thailand–2.42%
Bangkok Bank	638,091	4,374,800
PTT Exploration & Production	617,051	3,295,911
Siam Cement NVDR	355,900	5,133,178
		12,803,889
Turkey–1.80%
*Alarko Gayrimenkul Yatirim Ortakligi	50,675	649,078
Alarko Holding	1,008,347	2,897,403
*Turkcell lletisim Hizmetleri	368,462	2,397,132
Turkiye Sise ve Cam Fabrikalari	2,162,412	3,598,252
		9,541,865
United Kingdom–0.78%
Anglo American ADR	92,815	1,428,738
†#=Etalon Group GDR 144A	354,800	1,933,660
@Griffin Mining	1,642,873	786,861
		4,149,259
United States–8.65%
Avon Products	1,193,100	17,132,916
†MEMC Electronic Materials	177,900	571,059
†Yahoo	1,415,400	28,166,460
		45,870,435
Total Common Stock
(cost $500,217,880)		498,663,524

PREFERRED STOCK–5.72%
Brazil–2.40%
Braskem Class A	288,768	1,804,359
Centrais Elecricas Brasileiras Class B	233,700	1,195,595
Vale Class A	489,400	9,764,110
		12,764,064
Republic of Korea–1.65%
CJ	28,030	674,551
Samsung Electronics	9,995	8,083,903
		8,758,454
Russia–1.67%
=AK Transneft	3,887	8,833,985
		8,833,985
Total Preferred Stock
(cost $20,729,629)		30,356,503

PARTICIPATION NOTES–0.00%
=†@#Lehman Indian Oil CW 12 LEPO 144A	100,339	0
=†Lehman Oil & Natural Gas CW 12 LEPO	146,971	0
Total Participation Notes
(cost $4,952,197)		0

	Principal
	Amount
	(U.S. $)
SHORT-TERM INVESTMENTS–0.22%
Repurchase Agreements–0.22%
Bank of America 0.11%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price
$772,021 (collateralized by U.S. government
obligations 0.25%-2.375% 2/28/15-12/15/15;
market value $787,457)	$772,016	772,016
BNP Paribas 0.15%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price
$373,361 (collateralized by U.S. government
obligations 0.125%-0.25% 12/31/14-5/15/15;
market value $380,825)	373,358	373,358
Total Short-Term Investments
(cost $1,145,374)		1,145,374

Total Value of Securities
Before Securities Lending
Collateral–99.97% (cost $527,045,080)		530,165,401

	Number of
	Shares
**SECURITIES LENDING COLLATERAL–8.48%
Investment Companies
Delaware Investments Collateral Fund No.1	44,978,973	44,978,973
@†Mellon GSL Reinvestment Trust II	494,768	0
Total Securities Lending Collateral
(cost $45,473,741)		44,978,973

Emerging Markets Series-7

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–108.45% (cost $572,518,821)	$575,144,374 ©
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(8.57%)	(45,473,741)
«RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–0.12%	644,592
NET ASSETS APPLICABLE TO 26,794,631 SHARES OUTSTANDING–100.00%	$530,315,225
NET ASSET VALUE–DELAWARE VIP EMERGING MARKETS SERIES STANDARD CLASS ($140,965,843 / 7,106,680 Shares)	$19.84
NET ASSET VALUE–DELAWARE VIP EMERGING MARKETS SERIES SERVICE CLASS ($389,349,382 / 19,687,951 Shares)	$19.78
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$536,490,000
Undistributed net investment income	8,226,142
Accumulated net realized loss on investments	(16,857,334)
Net unrealized appreciation of investments and foreign currencies	2,456,417
Total net assets	$530,315,225
____________________

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 5 in “Security Type/Country and Sector Allocations.”
@	Illiquid security. At December 31, 2012, the aggregate value of illiquid securities was $12,441,773, which represented 2.35% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2012, the aggregate value of Rule 144A securities was $12,335,205, which represented 2.33% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
†	Non income producing security.
*	Fully or partially on loan.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At December 31, 2012, the aggregate value of fair valued securities was $20,893,341, which represented 3.94% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”
**	See Note 9 in “Notes to Financial Statements” for additional information on securities lending collateral.
©	Includes $44,422,453 of securities loaned.
«	Includes foreign currency valued at $11,781 with a cost of $13,141.

Summary of Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
ICA – Ingenieros Civiles Asociados
LEPO – Low Exercise Price Option
NVDR – Non-Voting Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-8

Delaware VIP® Trust —
Delaware VIP Emerging Markets Series
Statement of Operations
Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$14,292,229
Securities lending income	307,080
Foreign tax withheld	(1,181,506)
13,417,803

EXPENSES:
Management fees	6,672,413
Distribution expenses – Service Class	1,133,000
Custodian fees	335,258
Accounting and administration expenses	208,918
Reports and statements to shareholders	71,537
Audit and tax	57,899
Dividend disbursing and transfer agent fees and expenses	45,825
Legal fees	38,524
Trustees’ fees	23,999
Insurance fees	9,885
Consulting fees	5,023
Dues and services	4,907
Pricing fees	3,940
Trustees’ expenses	1,674
Registration fees	633
8,613,435
Less waived distribution expenses – Service Class	(188,833)
Less expense paid indirectly	(1)
Total operating expenses	8,424,601

NET INVESTMENT INCOME	4,993,202

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
Investments	(8,829,407)
Foreign currencies	(382,912)
Foreign currency exchange contracts	(167,085)
Net realized loss	(9,379,404)
Net change in unrealized appreciation (depreciation) of:
Investments	66,573,635
Foreign currencies	(169,524)
Net change in unrealized appreciation (depreciation)	66,404,111

NET REALIZED AND UNREALIZED GAIN	57,024,707

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$62,017,909

Delaware VIP Trust —
Delaware VIP Emerging Markets Series
Statements of Changes in Net Assets

	Year Ended
	12/31/12	12/31/11
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income	$4,993,202	$5,569,541
Net realized gain (loss)	(9,379,404)	11,185,999
Net change in unrealized appreciation
(depreciation)	66,404,111	(140,798,721)
Net increase (decrease) in net assets resulting
from operations	62,017,909	(124,043,181)

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(2,117,098)	(4,451,474)
Service Class	(2,851,016)	(5,691,229)
	(4,968,114)	(10,142,703)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	65,343,824	28,421,850
Service Class	52,502,069	125,742,269
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	2,043,219	3,475,990
Service Class	2,851,016	5,691,229
	122,740,128	163,331,338
Cost of shares redeemed:
Standard Class	(97,242,192)	(87,991,145)
Service Class	(57,766,770)	(61,976,460)
	(155,008,962)	(149,967,605)
Increase (decrease) in net assets derived
from capital share transactions	(32,268,834)	13,363,733

NET INCREASE (DECREASE) IN NET ASSETS	24,780,961	(120,822,151)

NET ASSETS:
Beginning of year	505,534,264	626,356,415
End of year (including undistributed
net investment income of $8,226,142
and $3,668,522, respectively)	$530,315,225	$505,534,264

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-9

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Standard Class
	Year Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$17.510	$22.190	$18.870	$11.290	$27.840

Income (loss) from investment operations:
Net investment income[1]	0.205	0.228	0.352	0.152	0.282
Net realized and unrealized gain (loss)	2.316	(4.526)	3.115	8.173	(12.865)
Total from investment operations	2.521	(4.298)	3.467	8.325	(12.583)

Less dividends and distributions from:
Net investment income	(0.191)	(0.382)	(0.147)	(0.181)	(0.355)
Net realized gain	–	–	–	(0.564)	(3.612)
Total dividends and distributions	(0.191)	(0.382)	(0.147)	(0.745)	(3.967)

Net asset value, end of period	$19.840	$17.510	$22.190	$18.870	$11.290

Total return[2]	14.44%	(19.78% )	18.49%	78.11%	(51.56% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$140,966	$160,142	$266,238	$245,149	$159,025
Ratio of expenses to average net assets	1.40%	1.39%	1.40%	1.39%	1.41%
Ratio of expenses to average net assets prior to fees waived	1.40%	1.39%	1.40%	1.41%	1.41%
Ratio of net investment income to average net assets	1.11%	1.11%	1.84%	1.07%	1.48%
Ratio of net investment income to average net assets
prior to fees waived	1.11%	1.11%	1.84%	1.05%	1.48%
Portfolio turnover	22%	16%	21%	28%	42%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-10

Delaware VIP® Emerging Markets Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Service Class
	Year Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$17.450	$22.130	$18.830	$11.250	$27.750

Income (loss) from investment operations:
Net investment income[1]	0.158	0.174	0.304	0.117	0.235
Net realized and unrealized gain (loss)	2.312	(4.520)	3.108	8.160	(12.829)
Total from investment operations	2.470	(4.346)	3.412	8.277	(12.594)

Less dividends and distributions from:
Net investment income	(0.140)	(0.334)	(0.112)	(0.133)	(0.294)
Net realized gain	–	–	–	(0.564)	(3.612)
Total dividends and distributions	(0.140)	(0.334)	(0.112)	(0.697)	(3.906)

Net asset value, end of period	$19.780	$17.450	$22.130	$18.830	$11.250

Total return[2]	14.19%	(20.00% )	18.21%	77.67%	(51.68% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$389,349	$345,392	$360,118	$266,768	$166,008
Ratio of expenses to average net assets	1.65%	1.64%	1.65%	1.64%	1.66%
Ratio of expenses to average net assets prior to fees waived	1.70%	1.69%	1.70%	1.71%	1.71%
Ratio of net investment income to average net assets	0.86%	0.86%	1.59%	0.82%	1.23%
Ratio of net investment income to average net assets
prior to fees waived	0.81%	0.81%	1.54%	0.75%	1.18%
Portfolio turnover	22%	16%	21%	28%	42%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-11

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Notes to Financial Statements
December 31, 2012

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (December 31, 2009 – December 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes, the Series only has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 31, 2012.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Emerging Markets Series-12

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2012.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2012, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2012, the Series was charged $26,191 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. The Series pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2013 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2012, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$546,566	$5,417	$80,610	$12,607
____________________

*DMC as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2012, the Series was charged $17,213 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2012, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$113,563,046
Sales	$130,766,646

At December 31, 2012, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$573,419,369	$108,572,890	$(106,847,885)	$1,725,005

Emerging Markets Series-13

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$267,090,656	$231,572,868	$–	$498,663,524
Preferred Stock	12,764,064	17,592,439	–	30,356,503
Participation Notes	–	–	–	–
Short-Term Investments	–	1,145,374	–	1,145,374
Securities Lending Collateral	–	44,978,973	–	44,978,973
Total	$279,854,720	$295,289,654	$–	$575,144,374

Certain securities have been fair valued in accordance with the Series’ fair valuation policy and presented as Level 2 investments as a result of utilizing the price of a similar asset with an observable input that had been using a quoted price in an active market.

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the year ended December 31, 2012, the Series had the following transfers that had a material impact to the Series.

From Level 1 investments to Level 2
investments as a result of utilizing
a vendor price with observable inputs
that had been using a quoted price in an active market	$168,048

From Level 1 investments to Level 2
investments as a result of utilizing
the price of a similar asset with an observable input
that had been using a quoted price in an active market	6,101,591

This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. There were no transfers into or out of Level 3 investments that had a significant impact to the series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

Emerging Markets Series-14

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2012 and 2011 was as follows:

	Year	Year
	Ended	Ended
	12/31/12	12/31/11
Ordinary income	$4,968,114	$10,142,703

5. Components of Net Assets on a Tax Basis
As of December 31, 2012, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$536,490,000
Undistributed ordinary income	8,260,339
Capital loss carryforwards	(15,771,473)
Qualified late year losses deferred	(219,510)
Unrealized appreciation	1,555,869
Net assets	$530,315,225

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of unrealized gain on investments in passive foreign investment companies.

Qualified late year losses represent losses realized on investment transactions from November 1, 2012 through December 31, 2012 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and passive foreign investment companies. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2012, the Series recorded the following reclassifications.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$4,532,532	$(4,532,532)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2012 will expire as follows: $2,210,358 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$1,133,538	$12,427,577

Emerging Markets Series-15

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/12	12/31/11
Shares sold:
Standard Class	3,479,386	1,375,822
Service Class	2,878,459	6,213,107

Shares issued upon reinvestment of dividends and distributions:
Standard Class	107,143	151,328
Service Class	149,738	248,092
	6,614,726	7,988,349
Shares redeemed:
Standard Class	(5,626,864)	(4,379,757)
Service Class	(3,130,761)	(2,945,428)
	(8,757,625)	(7,325,185)
Net increase (decrease)	(2,142,899)	663,164

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on November 13, 2012.

On November 13, 2012, the Series, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on November 12, 2013. The Series had no amounts outstanding as of December 31, 2012 or at any time during the year then ended.

8. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. No foreign currency exchange contracts were outstanding at December 31, 2012.

See the Statement of Operations on page 9 for the realized and unrealized gain or loss on derivatives.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the year ended December 31, 2012.

Long Derivative Volume
Foreign Currency
Exchange Contracts
(Average Cost)	$527,830

Short Derivative Volume
Foreign Currency
Exchange Contracts
(Average Cost)	$130,535

Emerging Markets Series-16

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At December 31, 2012, the value of the securities on loan was $44,422,453, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2012, the value of invested collateral was $44,978,973. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2012 that would require recognition or disclosure in the Series’ financial statements.

Emerging Markets Series-17

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP Emerging Markets Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP Emerging Markets Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2013

Emerging Markets Series-18

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Other Series Information (Unaudited)

Board Consideration of Delaware VIP Emerging Market Series Investment Advisory Agreement

At a meeting held on August 21-23, 2012 (“Annual Meeting”), the Board of Trustees (“Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware VIP Emerging Markets Series (“Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011, Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all emerging markets funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-year period was in the third quartile of its Performance Universe. The report further showed that the Series’ total return for the three- and five-year periods was in the second quartile and the Series’ total return for the ten-year period was in the first quartile. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (“Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee was in the quartile with the highest expenses of its Expense Group and the total expenses were in the quartile with the second highest expenses of its Expense Group. The Series’ total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered various initiatives implemented by Management. The Board was satisfied with Management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective and noted 12b-1 waivers in place through April 2013.

Emerging Markets Series-19

Delaware VIP® Emerging Markets Series
Other Series Information (Unaudited) (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management profitability analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

Tax Information

For the fiscal year ended December 31, 2012, the Series designates distributions paid during the year as follows:

(A)
Ordinary
Income
Distributions
(Tax Basis)
100%
____________________

(A) is based on a percentage of the Series’ total distributions.

The Series intends to pass through foreign tax credits in the maximum amount of $811,453. The gross foreign source income earned during the fiscal year 2012 by the Series was $13,331,731.

Emerging Markets Series-20

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	71	Director and Audit
2005 Market Street	President,	since August 16, 2006	various executive capacities		Committee Member —
Philadelphia, PA	Chief Executive		at different times at		Kaydon Corp.
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer			Board of Governors
April 1963		since August 1, 2006			Member — Investment
Company Institute (ICI)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	71	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(2007–2011)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
Joseph W. Chow	Trustee	Since	Executive Vice President	71	Director and Audit
2005 Market Street		January 2013	(Emerging Economies Strategies,		Committee
Philadelphia, PA 19103			Risk and Corporate Administration)		Member — Hercules
			State Street Corporation		Technology Growth
January 1953			(July 2004–March 2011)		Capital, Inc.
John A. Fry	Trustee	Since	President	71	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director and Audit
May 1960			Franklin & Marshall College		Committee Member —
			(June 2002–July 2010)		Community Health
Systems

Director — Ecore
International
(2009–2010)
Anthony D. Knerr	Trustee	Since	Managing Director —	71	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Private Investor	71	None
2005 Market Street		March 2005	(2004–Present)
Philadelphia, PA
19103

June 1947

Emerging Markets Series-21

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
Frances A. Sevilla-Sacasa	Trustee	Since	Chief Executive Officer —	71	Trust Manager —
2005 Market Street		September 2011	Banco Itaú Europa		Camden Property Trust
Philadelphia, PA			International		(2011–Present)
19103			(April 2012–Present)

January 1956			Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Thomas K. Whitford	Trustee	Since	Vice Chairman	71	None
2005 Market Street		January 2013	(2010–Present)
Philadelphia, PA 19103			Chief Administrative
Officer (2008–2010)
March 1956			and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	71	Director, Audit
2005 Market Street		April 1999	(January 2006–Present)		Committee Member
Philadelphia, PA			Vice President — Mergers		and Investment
19103			& Acquisitions		Committee Member
			(January 2003–January 2006),		Okabena Company
July 1948			and
			Vice President and Treasurer		Chair — 3M
			(July 1995–January 2003)		Investment Management
			3M Corporation		Company
(January 2005–July 2012)
J. Richard Zecher	Trustee	Since	Founder —	71	Director and Compensation
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		P/E Investments
P/E Investments
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	71	None[3]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	71	None[3]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
Emerging Markets Series-22

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
OFFICERS (continued)
David P. O’Connor	Executive Vice	Executive Vice President	David P. O’Connor has served in	71	None[3]
2005 Market Street	President,	since February 2012;	various executive and legal
Philadelphia, PA	General Counsel,	Senior Vice President	capacities at different times
19103	and Chief	October 2005–February 2012;	at Delaware Investments.
	Legal Officer	General Counsel and
February 1966		Chief Legal Officer
since October 2005
Richard Salus	Senior	Chief Financial	Richard Salus has served in	71	None[3]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

AR-VIPEM [12/12] DG3 18579 (2/13)	(10125)	Emerging Markets Series-23

Delaware VIP® Trust
Delaware VIP High Yield Series

Annual Report

December 31, 2012

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security type/sector allocation	5

> Statement of net assets	6

> Statement of operations	11

> Statements of changes in net assets	11

> Financial highlights	12

> Notes to financial statements	14

> Report of independent registered public accounting firm	19

> Other Series information	20

> Board of trustees/directors and officers addendum	22

Investments in Delaware VIP® High Yield Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2012, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP High Yield Series only if preceded or accompanied by the Series’ current prospectus, and if available, the summary prospectus.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP High Yield Series
Portfolio management review	Jan. 8, 2013

     For the fiscal year ended Dec. 31, 2012, Delaware VIP High Yield Series Standard Class shares returned +17.82% and Service Class shares returned +17.35% (both figures assume reinvestment of all income distributions). For the same period, the Series’ benchmark, the BofA Merrill Lynch U.S. High Yield Constrained Index, returned +15.55%.

     Volatility in the high yield market during the Series’ fiscal year was driven more by global macroeconomic concerns than by underlying weakness in issuers of high yield bonds. Sentiment toward the high yield asset class alternately warmed and cooled as the European debt crisis periodically disappeared and reappeared in the headlines. Still, many high yield bonds posted solid total returns, reflecting, in our view, below-average default rates, attractive relative yields, low and stable benchmark interest rates, and the financial soundness of the U.S. corporate sector.

     Overall, returns in high yield and leveraged loan markets were driven by an apparent quest for income in an exceptionally low rate environment and by expectations that default rates would remain below the long-run average despite tepid economic growth. Though new issuance reached record highs, most businesses used the proceeds to refinance debt at favorable rates rather than undertake leveraged acquisitions, which historically have been riskier.

     Relative to its benchmark, the Series benefited from its consistent overweight to CCC-rated bonds (which are at the lower end of the credit-quality spectrum), despite holding securities within that category that often were of higher quality (and thus lower yield) than those within that segment of the index. It’s important to note that at times during the fiscal year, particularly when investors embraced a “risk on” mode, our focus on what we viewed to be higher-quality bonds caused the Series to generate milder returns than those of the broader high yield market. Over the course of the year, however, except for those occasions when risk aversion spiked, bonds rated CCC and B generally outperformed the (higher-rated) BB-rated segment of the sub-investment-grade universe. On a sector level, the Series’ holdings in banking, capital goods, and energy contributed to relative performance while our allocation to healthcare, utilities, and metals and mining mostly detracted from relative returns.

     At the close of the fiscal year, the Series was positioned in a slightly more conservative, risk-aware manner — slightly more than three-quarters of its assets were invested in securities rated B or BB, the two highest rungs of the sub-investment-grade credit ladder. From a sector standpoint, the Series held overweight allocations to basic industry, insurance, media, consumer cyclical, technology and electric, and automotive companies. The Series also maintained a modest cash position to seek to guard against volatility and redemptions, and to provide buying power as opportunities arise in the new issuance or secondary markets. Conversely, the Series ended the fiscal year with underweight allocations in energy, services, telecommunications, healthcare, capital goods, banking, financial services, and utilities. As always, we arrived at these credit and sector weightings through a combination of top-down macroeconomic analysis and bottom-up, bond-by-bond credit research.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2012, and subject to change.

High Yield Series-1

Delaware VIP® Trust — Delaware VIP High Yield Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP High Yield Series
Average annual total returns
For periods ended Dec. 31, 2012	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on July 28, 1988)	+17.82%	+11.63%	+9.46%	+10.71%	+7.36%
Service Class shares (commenced operations on May 1, 2000)	+17.35%	+11.33%	+9.16%	+10.45%	+7.00%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 0.99%, while total operating expenses for Standard Class and Service Class shares were 0.74% and 1.04%, respectively. The management fee for Standard Class and Service Class shares was 0.65%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to 0.25% of average daily net assets from April 30, 2012 through April 30, 2013.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series’ performance table above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges or deferred sales charges. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Series may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Series may be prepaid prior to maturity, potentially forcing the Series to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Series to obtain precise valuations of the high yield securities in its portfolio.

The Series may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

High Yield Series-2

Delaware VIP® High Yield Series
Performance summary (continued)

For period beginning Dec. 31, 2002, through Dec. 31, 2012	Starting value	Ending value
–– Delaware VIP High Yield Series (Standard Class shares)	$10,000	$27,673
– – BofA Merrill Lynch U.S. High Yield Constrained Index	$10,000	$26,844

The chart shows a $10,000 investment in the Delaware VIP High Yield Series Standard Class shares for the period from Dec. 31, 2002 through Dec. 31, 2012.

The chart also shows $10,000 invested in the BofA Merrill Lynch U.S. High Yield Constrained Index for the period from Dec. 31, 2002 through Dec. 31, 2012. The BofA Merrill Lynch U.S. High Yield Constrained Index tracks the performance of U.S. dollar-denominated high yield corporate debt publicly issued in the U.S. domestic market, but caps individual issuer exposure at 2% of the benchmark.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

High Yield Series-3

Delaware VIP® Trust — Delaware VIP High Yield Series
Disclosure of Series Expenses
For the Six-Month Period July 1, 2012 to December 31, 2012 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from July 1, 2012 to December 31, 2012.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/12 to
	7/1/12	12/31/12	Ratio	12/31/12*
Actual Series Return†
Standard Class	$1,000.00	$1,087.20	0.74%	$3.88
Service Class	1,000.00	1,085.60	0.99%	5.19
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.42	0.74%	$3.76
Service Class	1,000.00	1,020.16	0.99%	5.03

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

High Yield Series-4

Delaware VIP® Trust — Delaware VIP High Yield Series
Security Type/Sector Allocation
As of December 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Convertible Bonds	0.25%
Corporate Bonds	91.86%
Aerospace & Defense	0.24%
Automobiles	2.54%
Banking	2.11%
Basic Industry	13.43%
Capital Goods	3.69%
Consumer Cyclical	5.92%
Consumer Non-Cyclical	3.54%
Energy	11.48%
Financials	2.11%
Healthcare	6.22%
Insurance	3.98%
Media	8.42%
Services	11.66%
Technology & Electronics	6.77%
Telecommunications	8.66%
Utilities	1.09%
Senior Secured Loans	2.42%
Common Stock	0.40%
Preferred Stock	2.02%
Repurchase Agreements	1.39%
Securities Lending Collateral	0.10%
Total Value of Securities	98.44%
Obligation to Return Securities Lending Collateral	(0.21%)
Receivables and Other Assets Net of Other Liabilities	1.77%
Total Net Assets	100.00%

High Yield Series-5

Delaware VIP® Trust — Delaware VIP High Yield Series
Statement of Net Assets
December 31, 2012

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CONVERTIBLE BONDS–0.25%
ΦArvinMeritor 4.00% exercise price $26.73,
expiration date 2/15/27	$1,393,000	$1,049,103
Total Convertible Bonds
(cost $1,034,546)		1,049,103

CORPORATE BONDS–91.86%
Aerospace & Defense–0.24%
#Silver II Borrower / Silver II US Holdings 144A
7.75% 12/15/20	960,000	998,400
		998,400
Automobiles–2.54%
American Axle & Manufacturing
7.75% 11/15/19	1,138,000	1,240,420
7.875% 3/1/17	700,000	726,250
Chrysler Group 8.25% 6/15/21	4,000,000	4,420,000
#International Automotive Components Group 144A
9.125% 6/1/18	1,879,000	1,752,168
#Jaguar Land Rover 144A 8.125% 5/15/21	2,310,000	2,552,550
		10,691,388
Banking–2.11%
*Barclays Bank 7.625% 11/21/22	2,015,000	2,017,519
•#*HBOS Capital Funding 144A 6.071% 6/29/49	4,434,000	3,901,919
•Regions Financing Trust ll 6.625% 5/15/47	2,975,000	2,982,438
		8,901,876
Basic Industry–13.43%
*AK Steel 7.625% 5/15/20	1,139,000	996,625
#APERAM 144A 7.75% 4/1/18	1,735,000	1,535,475
Arcelormittal 6.125% 6/1/18	1,935,000	1,963,359
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	2,215,000	2,425,425
#Essar Steel Algoma 144A 9.375% 3/15/15	1,105,000	1,011,075
#FMG Resources August 2006 144A
6.875% 4/1/22	2,197,000	2,254,671
#HD Supply 144A 11.00% 4/15/20	1,805,000	2,138,925
Headwaters 7.625% 4/1/19	2,300,000	2,455,250
Immucor 11.125% 8/15/19	1,781,000	2,012,530
#INEOS Group Holdings 144A 8.50% 2/15/16	2,540,000	2,540,000
#Inmet Mining 144A 8.75% 6/1/20	1,942,000	2,131,345
Interface 7.625% 12/1/18	1,687,000	1,819,851
#JMC Steel Group 144A 8.25% 3/15/18	2,305,000	2,420,250
#Kinove German Bondco 144A 9.625% 6/15/18	1,760,000	1,931,600
#Longview Fibre Paper & Packaging 144A
8.00% 6/1/16	2,257,000	2,381,135
#MacDermid 144A 9.50% 4/15/17	829,000	867,341
#Masonite International 144A 8.25% 4/15/21	2,399,000	2,578,925
Millar Western Forest Products 8.50% 4/1/21	1,506,000	1,370,460
#Murray Energy 144A 10.25% 10/15/15	2,201,000	2,145,975
#New Gold 144A 6.25% 11/15/22	2,040,000	2,121,600
Norcraft Finance 10.50% 12/15/15	1,195,000	1,209,938
Nortek 8.50% 4/15/21	2,355,000	2,625,826
#Perstorp Holding AB 144A 8.75% 5/15/17	1,985,000	2,054,475
#Ply Gem Industries 144A 9.375% 4/15/17	990,000	1,056,825
Rockwood Specialties Group 4.625% 10/15/20	1,955,000	2,030,756
#Ryerson 144A
9.00% 10/15/17	1,340,000	1,371,825
11.25% 10/15/18	555,000	512,681
#Sappi Papier Holding 144A 8.375% 6/15/19	1,985,000	2,176,056
#Sawgrass Merger Sub 144A 8.75% 12/15/20	2,395,000	2,424,938
#Taminco Global Chemical 144A 9.75% 3/31/20	1,844,000	2,028,400
		56,593,537
Capital Goods–3.69%
Berry Plastics
9.75% 1/15/21	542,000	627,365
10.25% 3/1/16	1,178,000	1,217,758
#Consolidated Container 144A 10.125% 7/15/20	1,899,000	2,041,425
Kratos Defense & Security Solutions
10.00% 6/1/17	1,977,000	2,179,643
Mueller Water Products 7.375% 6/1/17	905,000	938,938
Reynolds Group Issuer
# 144A 5.75% 10/15/20	2,205,000	2,282,174
9.00% 4/15/19	1,195,000	1,248,775
9.875% 8/15/19	2,775,000	2,983,124
#Sealed Air 144A
8.125% 9/15/19	436,000	492,680
8.375% 9/15/21	1,343,000	1,541,093
		15,552,975
Consumer Cyclical–5.92%
Burlington Coat Factory Warehouse
10.00% 2/15/19	1,137,000	1,233,645
#CDR DB Sub 144A 7.75% 10/15/20	400,000	401,000
*CKE Restaurants 11.375% 7/15/18	1,629,000	1,881,495
Dave & Buster’s 11.00% 6/1/18	2,507,000	2,820,375
DineEquity 9.50% 10/30/18	2,650,000	3,024,312
Express 8.75% 3/1/18	1,359,000	1,477,913
#Landry’s 144A 9.375% 5/1/20	2,002,000	2,122,120
#Landry’s Holdings II 144A 10.25% 1/1/18	500,000	500,000
Levi Strauss 6.875% 5/1/22	293,000	315,708
#Pantry 144A 8.375% 8/1/20	1,250,000	1,312,500
#Party City Holdings 144A 8.875% 8/1/20	1,950,000	2,101,125
Rite Aid 9.25% 3/15/20	1,944,000	2,080,080
Sealy Mattress 8.25% 6/15/14	411,000	412,545
#Tempur-Pedic International 144A
6.875% 12/15/20	1,160,000	1,199,150
Tops Holdings 10.125% 10/15/15	1,871,000	1,975,074
#Wok Acquisition 144A 10.25% 6/30/20	1,956,000	2,090,475
		24,947,517
Consumer Non-Cyclical–3.54%
#Alphabet Holding 144A PIK 7.75% 11/1/17	780,000	805,350
Constellation Brands 4.625% 3/1/23	1,005,000	1,055,250
Dean Foods 7.00% 6/1/16	886,000	976,815
Del Monte 7.625% 2/15/19	2,370,000	2,482,575
#JBS USA 144A 8.25% 2/1/20	1,879,000	2,001,135
NBTY 9.00% 10/1/18	2,953,000	3,351,655
*Smithfield Foods 6.625% 8/15/22	940,000	1,041,050
#Spectrum Brands Escrow 144A
6.375% 11/15/20	400,000	421,000
6.625% 11/15/22	1,500,000	1,612,500
Visant 10.00% 10/1/17	1,329,000	1,199,423
		14,946,753

High Yield Series-6

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Energy–11.48%
American Petroleum Tankers Parent
10.25% 5/1/15	$1,864,000	$1,957,200
AmeriGas Partners 6.50% 5/20/21	468,000	510,120
Antero Resources Finance 9.375% 12/1/17	2,005,000	2,210,513
Calumet Specialty Products Partners
9.375% 5/1/19	2,998,000	3,267,819
Chaparral Energy
# 144A 7.625% 11/15/22	965,000	1,008,425
8.25% 9/1/21	2,178,000	2,374,020
Chesapeake Energy
6.125% 2/15/21	372,000	387,810
6.625% 8/15/20	1,200,000	1,293,000
Comstock Resources 7.75% 4/1/19	1,069,000	1,090,380
Copano Energy 7.75% 6/1/18	1,871,000	1,980,921
Crosstex Energy
# 144A 7.125% 6/1/22	545,000	570,888
8.875% 2/15/18	1,684,000	1,827,140
#Drill Rigs Holdings 144A 6.50% 10/1/17	2,130,000	2,130,000
Frontier Oil 6.875% 11/15/18	1,692,000	1,827,360
#Halcon Resources 144A 8.875% 5/15/21	1,350,000	1,437,750
#Hercules Offshore 144A 10.50% 10/15/17	2,947,000	3,190,127
#Hilcorp Energy I 144A 8.00% 2/15/20	2,180,000	2,398,000
#Holly Energy Partners 144A 6.50% 3/1/20	545,000	585,875
Kodiak Oil & Gas 8.125% 12/1/19	854,000	945,805
Laredo Petroleum
7.375% 5/1/22	495,000	539,550
9.50% 2/15/19	555,000	622,988
Linn Energy 8.625% 4/15/20	2,116,000	2,317,020
Oasis Petroleum 7.25% 2/1/19	1,840,000	1,987,200
Offshore Group Investments 11.50% 8/1/15	818,000	893,665
#PDC Energy 144A 7.75% 10/15/22	1,255,000	1,292,650
Pioneer Drilling 9.875% 3/15/18	2,454,000	2,680,995
*Quicksilver Resources 9.125% 8/15/19	944,000	844,880
Range Resources 5.00% 8/15/22	1,947,000	2,044,350
#Samson Investment 144A 9.75% 2/15/20	1,884,000	2,001,750
SandRidge Energy
7.50% 3/15/21	123,000	132,225
8.125% 10/15/22	383,000	421,300
8.75% 1/15/20	1,484,000	1,632,400
		48,404,126
Financials–2.11%
E*TRADE Financial 6.375% 11/15/19	2,095,000	2,157,850
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65	2,719,000	2,338,340
International Lease Finance 5.875% 4/1/19	2,146,000	2,272,612
#Nuveen Investments 144A 9.50% 10/15/20	2,135,000	2,135,000
		8,903,802
Healthcare–6.22%
Air Medical Group Holdings 9.25% 11/1/18	2,134,000	2,368,739
#Alere 144A 7.25% 7/1/18	1,050,000	1,057,875
#Biomet 144A 6.50% 10/1/20	2,100,000	2,097,375
#CDRT Holding 144A 9.25% 10/1/17	1,025,000	1,050,625
Community Health Systems
7.125% 7/15/20	1,035,000	1,106,156
8.00% 11/15/19	1,737,000	1,888,988
HCA 7.50% 2/15/22	1,747,000	2,009,050
HealthSouth 7.75% 9/15/22	405,000	446,006
#Hologic 144A 6.25% 8/1/20	2,015,000	2,181,238
#Kinetic Concepts 144A
10.50% 11/1/18	1,634,000	1,721,828
12.50% 11/1/19	1,374,000	1,320,758
#Multiplan 144A 9.875% 9/1/18	368,000	412,160
Radnet Management 10.375% 4/1/18	1,031,000	1,054,198
#Sky Growth Acquisition 144A 7.375% 10/15/20	3,180,000	3,179,999
#STHI Holding 144A 8.00% 3/15/18	2,046,000	2,225,025
#Truven Health Analytics 144A 10.625% 6/1/20	805,000	861,350
#VPI Escrow 144A 6.375% 10/15/20	1,170,000	1,260,675
		26,242,045
Insurance–3.98%
•American International Group 8.175% 5/15/58	2,875,000	3,759,062
#Compass Investors 144A 7.75% 1/15/21	1,590,000	1,574,100
#Hub International 144A 8.125% 10/15/18	1,550,000	1,596,500
•ING Groep 5.775% 12/29/49	4,750,000	4,512,499
#•Liberty Mutual Group 144A 7.00% 3/15/37	2,074,000	2,071,408
•XL Group 6.50% 12/29/49	3,493,000	3,283,420
		16,796,989
Media–8.42%
AMC Networks 7.75% 7/15/21	1,110,000	1,276,500
Cablevision Systems 8.00% 4/15/20	1,410,000	1,595,063
CCO Holdings
5.25% 9/30/22	2,055,000	2,090,963
7.00% 1/15/19	188,000	203,745
#Cequel Communications Holdings I 144A
6.375% 9/15/20	1,595,000	1,668,769
Clear Channel Communications 9.00% 3/1/21	4,244,000	3,808,989
Clear Channel Worldwide Holdings
7.625% 3/15/20	2,126,295	2,126,295
#Dish DBS 144A 5.00% 3/15/23	1,935,000	1,944,675
Entravision Communications 8.75% 8/1/17	1,084,000	1,181,560
#Griffey Intermediate 144A 7.00% 10/15/20	2,050,000	2,106,375
MDC Partners 11.00% 11/1/16	2,867,000	3,164,450
#Nara Cable Funding 144A 8.875% 12/1/18	2,085,000	2,121,638
#Nexstar Broadcasting 144A 6.875% 11/15/20	1,760,000	1,815,000
#Nielsen Finance 144A 4.50% 10/1/20	385,000	385,000
#ONO Finance II 144A 10.875% 7/15/19	1,670,000	1,603,200
#Sinclair Television Group 144A 6.125% 10/1/22	2,085,000	2,223,131
#Unitymedia Hessen GmbH & KG 144A
5.50% 1/15/23	565,000	586,188
#Univision Communications 144A
6.75% 9/15/22	1,000,000	1,037,500
8.50% 5/15/21	1,138,000	1,180,675
#UPC Holding 144A 9.875% 4/15/18	1,328,000	1,507,280
#UPCB Finance VI 144A 6.875% 1/15/22	780,000	848,250
Virgin Media Finance 4.875% 2/15/22	995,000	1,022,363
		35,497,609
Services–11.66%
#Algeco Scotsman Global Finance 144A
8.50% 10/15/18	1,990,000	2,069,600
10.75% 10/15/19	2,045,000	2,024,550
Caesars Entertainment Operating 8.50% 2/15/20	1,914,000	1,905,626
Cardtronics 8.25% 9/1/18	937,000	1,044,755

High Yield Series-7

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Services (continued)
#Carlson Wagonlit 144A 6.875% 6/15/19	$1,895,000	$2,008,700
#CEVA Group 144A 8.375% 12/1/17	2,165,000	2,154,175
CityCenter Holdings PIK 10.75% 1/15/17	1,045,000	1,139,050
#Equinox Holdings 144A 9.50% 2/1/16	2,105,000	2,223,143
#H&E Equipment Services 144A 7.00% 9/1/22	1,800,000	1,926,000
Iron Mountain 8.375% 8/15/21	208,000	231,920
Kansas City Southern de Mexico 6.125% 6/15/21	358,000	406,330
M/I Homes 8.625% 11/15/18	3,561,000	3,934,904
#Mattamy Group 144A 6.50% 11/15/20	2,095,000	2,110,713
Meritage Homes 7.00% 4/1/22	403,000	440,278
MGM Resorts International
7.75% 3/15/22	977,000	1,050,275
11.375% 3/1/18	3,297,000	4,005,854
Monitronics International 9.125% 4/1/20	903,000	934,605
NCL 9.50% 11/15/18	363,000	404,745
PHH
7.375% 9/1/19	1,100,000	1,226,500
9.25% 3/1/16	1,039,000	1,218,228
Pinnacle Entertainment
7.75% 4/1/22	814,000	870,980
8.75% 5/15/20	119,000	129,115
Seven Seas Cruises 9.125% 5/15/19	1,987,000	2,111,188
Standard Pacific
8.375% 5/15/18	1,465,000	1,706,725
10.75% 9/15/16	502,000	626,245
Swift Services Holdings 10.00% 11/15/18	1,979,000	2,181,848
#Taylor Morrison Communities 144A
7.75% 4/15/20	2,081,000	2,216,265
#United Air Lines 144A 9.875% 8/1/13	986,000	994,011
United Rentals North America
# 144A 5.75% 7/15/18	373,000	403,773
* 6.125% 6/15/23	385,000	408,100
# 144A 7.625% 4/15/22	545,000	611,763
8.25% 2/1/21	1,594,000	1,805,205
10.25% 11/15/19	264,000	307,560
West 7.875% 1/15/19	2,222,000	2,310,879
		49,143,608
Technology & Electronics–6.77%
Aspect Software 10.625% 5/15/17	2,051,000	1,876,665
Avaya
*# 144A 7.00% 4/1/19	1,050,000	987,000
PIK 10.125% 11/1/15	800,000	720,000
CDW
8.50% 4/1/19	1,205,000	1,310,438
12.535% 10/12/17	495,000	531,506
First Data
# 144A 8.25% 1/15/21	1,990,000	1,999,950
9.875% 9/24/15	3,000	3,075
10.55% 9/24/15	2,650,000	2,726,188
11.25% 3/31/16	2,126,000	2,094,110
GXS Worldwide 9.75% 6/15/15	1,999,000	2,091,454
iGate 9.00% 5/1/16	2,262,000	2,462,753
Infor US 9.375% 4/1/19	2,590,000	2,920,225
j2 Global 8.00% 8/1/20	3,020,000	3,155,899
#Legend Acquisition Sub 144A 10.75% 8/15/20	1,665,000	1,523,475
MagnaChip Semiconductor 10.50% 4/15/18	1,801,000	2,026,125
#Viasystems 144A 7.875% 5/1/19	2,124,000	2,092,140
		28,521,003
Telecommunications–8.66%
#Clearwire Communications 144A 14.75% 12/1/16	975,000	1,343,063
#Columbus International 144A 11.50% 11/20/14	2,547,000	2,852,640
Cricket Communications
7.75% 5/15/16	1,091,000	1,160,551
7.75% 10/15/20	1,072,000	1,098,800
#Digicel Group 144A
8.25% 9/30/20	1,084,000	1,197,820
10.50% 4/15/18	1,800,000	1,998,000
Hughes Satellite Systems 7.625% 6/15/21	1,810,000	2,067,925
Intelsat Bermuda 11.25% 2/4/17	991,000	1,051,699
Intelsat Jackson Holdings
# 144A 7.25% 10/15/20	3,022,000	3,293,979
7.50% 4/1/21	1,668,000	1,847,310
Level 3 Communications
# 144A 8.875% 6/1/19	500,000	534,375
11.875% 2/1/19	500,000	578,750
#Level 3 Financing 144A 7.00% 6/1/20	2,945,000	3,088,568
Satmex Escrow 9.50% 5/15/17	1,197,000	1,268,820
Sprint Capital 8.75% 3/15/32	1,154,000	1,416,535
Sprint Nextel
8.375% 8/15/17	1,742,000	2,033,785
9.125% 3/1/17	2,129,000	2,517,543
#Wind Acquisition Finance 144A
7.25% 2/15/18	2,925,000	2,959,238
11.75% 7/15/17	1,075,000	1,131,438
Windstream
7.50% 6/1/22	615,000	654,975
7.50% 4/1/23	540,000	571,050
Zayo Group 10.125% 7/1/20	1,594,000	1,821,145
		36,488,009
Utilities–1.09%
AES 7.375% 7/1/21	888,000	990,120
Elwood Energy 8.159% 7/5/26	1,120,109	1,171,914
GenOn Energy 9.875% 10/15/20	2,099,000	2,434,840
		4,596,874
Total Corporate Bonds
(cost $363,181,128)		387,226,511

«Senior Secured Loans–2.42%
BJ’S Wholesale Club 2nd Lien 9.75% 3/29/19	410,000	422,300
Brock Holdings III 10.00% 2/15/18	755,000	760,663
Dynegy 9.25% 8/5/16	1,494,936	1,567,814
Equipower Resources Holdings 2nd Lien
10.00% 5/23/19	800,000	823,332
§@GenCorp 9.00% 7/22/13	2,240,000	2,239,999
Smart & Final 2nd Lien 10.50 11/8/20	2,195,000	2,216,950
Supervalu Tranche B 8.00% 8/1/18	935,300	950,405
WideOpenWest Finance 6.25% 7/17/18	1,228,825	1,244,677
Total Senior Secured Loans
(cost $9,934,886)		10,226,140

High Yield Series-8

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–0.40%
†Alliance Healthcare Services	19,550	$124,730
=†Calpine	1,204,800	0
=†Century Communications	2,820,000	0
†DIRECTV Class A	19,510	978,622
†Flextronics International	55,400	344,034
†GeoEye	7,260	223,100
NRG Energy	257	5,918
Total Common Stock
(cost $1,522,056)		1,676,404

PREFERRED STOCK–2.02%
Ally Financial
# 144A 7.00%	3,400	3,339,544
• 8.50%	45,000	1,182,150
Entergy Arkansas 4.90%	35,000	869,750
•GMAC Capital Trust I 8.125%	40,000	1,066,000
Regions Financial 6.375%	83,000	2,050,930
Total Preferred Stock
(cost $7,322,099)		8,508,374

	Principal
	Amount
	(U.S. $)
REPURCHASE AGREEMENTS–1.39%
Bank of America 0.11%, dated 12/31/12,
to be repurchased on 1/2/13, repurchase
price $3,944,283 (collateralized by U.S.
government obligations 0.25%-2.375%
2/28/15-12/15/15; market value $4,023,144)	$3,944,259	3,944,259
BNP Paribas 0.15%, dated 12/31/12,
to be repurchased on 1/2/13, repurchase
price $1,907,513 (collateralized by U.S.
government obligations 0.125%-0.25%
12/31/14-5/15/15; market value $1,945,647)	1,907,497	1,907,497
Total Repurchase Agreements
(cost $5,851,756)		5,851,756

Total Value of Securities Before Securities
Lending Collateral–98.34%
(cost $388,846,471)		414,538,288

	Number of
	Shares
**SECURITIES LENDING COLLATERAL–0.10%
Investment Companies
Delaware Investments Collateral Fund No. 1	418,172	418,172
@† Mellon GSL Reinvestment Trust II	466,327	0
Total Securities Lending Collateral
(cost $884,499)		418,172

TOTAL VALUE OF SECURITIES–98.44% (cost $389,730,970)	414,956,460 ©
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(0.21%)	(884,499)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–1.77%	7,441,838
NET ASSETS APPLICABLE TO 69,101,665 SHARES OUTSTANDING–100.00%	$421,513,799
NET ASSET VALUE–DELAWARE VIP HIGH YIELD SERIES
STANDARD CLASS ($147,292,680 / 24,098,568 Shares)	$6.11
NET ASSET VALUE–DELAWARE VIP HIGH YIELD SERIES
SERVICE CLASS ($274,221,119 / 45,003,097 Shares)	$6.09
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$375,485,739
Undistributed net investment income	30,278,807
Accumulated net realized loss on investments	(9,476,237)
Net unrealized appreciation of investments	25,225,490
Total net assets	$421,513,799

High Yield Series-9

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2012, the aggregate value of Rule 144A securities was $178,049,031 which represented 42.24% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
•	Variable rate security. The rate shown is the rate as of December 31, 2012. Interest rates reset periodically.
@	Illiquid security. At December 31, 2012, the aggregate value of illiquid securities was $2,239,999, which represented 0.53% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
§	All or a portion of this holding is subject to unfunded loan commitments. See Note 7 in “Notes to financial statements.”
†	Non income producing security.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At December 31, 2012, the aggregate value of fair valued securities was $0, which represented 0.00% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2012.
Φ	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2012.
*	Fully or partially on loan.
**	See Note 9 in “Notes to Financial Statements” for additional information on securities lending collateral.
©	Includes $852,783 of securities loaned.

PIK – Pay-in-kind

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-10

Delaware VIP® Trust —
Delaware VIP High Yield Series
Statement of Operations
Year Ended December 31, 2012

INVESTMENT INCOME:
Interest	$33,007,042
Dividends	456,602
Securities lending income	31,417
33,495,061

EXPENSES:
Management fees	2,634,120
Distribution expenses – Service Class	814,640
Accounting and administration expenses	158,154
Reports and statements to shareholders	74,653
Dividend disbursing and transfer agent fees and expenses	35,121
Legal fees	35,103
Audit and tax	24,604
Trustees’ fees	17,953
Custodian fees	9,321
Insurance fees	7,659
Pricing fees	4,534
Consulting fees	4,060
Dues and services	3,543
Registration fees	1,628
Trustees’ expenses	1,286
3,826,379
Less waived distribution expenses – Service Class	(135,773)
Less expense paid indirectly	(1)
Total operating expenses	3,690,605

NET INVESTMENT INCOME	29,804,456

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(1,922,481)
Net change in unrealized appreciation (depreciation) of investments	37,329,071

NET REALIZED AND UNREALIZED GAIN	35,406,590

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,211,046

Delaware VIP Trust —
Delaware VIP High Yield Series
Statements of Changes in Net Assets

	Year Ended
	12/31/12	12/31/11
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income	$29,804,456	$33,611,432
Net realized gain (loss)	(1,922,481)	13,105,517
Net change in unrealized appreciation
(depreciation)	37,329,071	(35,412,527)
Net increase in net assets resulting
from operations	65,211,046	11,304,422

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(11,175,102)	(10,758,286)
Service Class	(23,351,271)	(26,869,457)
	(34,526,373)	(37,627,743)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	32,836,976	31,957,588
Service Class	23,258,208	48,666,543
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	11,175,102	10,758,286
Service Class	23,351,271	26,869,457
	90,621,557	118,251,874
Cost of shares redeemed:
Standard Class	(24,822,025)	(44,576,329)
Service Class	(59,041,123)	(133,978,785)
	(83,863,148)	(178,555,114)
Increase (decrease) in net assets derived
from capital share transactions	6,758,409	(60,303,240)

NET INCREASE (DECREASE) IN NET ASSETS	37,443,082	(86,626,561)

NET ASSETS:
Beginning of year	384,070,717	470,697,278
End of year (including undistributed
net investment income of $30,278,807
and $34,512,076, respectively)	$421,513,799	$384,070,717

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-11

Delaware VIP® Trust — Delaware VIP High Yield Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Standard Class
	Year Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$5.680	$6.040	$5.670	$4.140	$5.950

Income (loss) from investment operations:
Net investment income[1]	0.440	0.468	0.484	0.488	0.430
Net realized and unrealized gain (loss)	0.519	(0.309)	0.349	1.414	(1.766)
Total from investment operations	0.959	0.159	0.833	1.902	(1.336)

Less dividends and distributions from:
Net investment income	(0.529)	(0.519)	(0.463)	(0.372)	(0.474)
Total dividends and distributions	(0.529)	(0.519)	(0.463)	(0.372)	(0.474)

Net asset value, end of period	$6.110	$5.680	$6.040	$5.670	$4.140

Total return[2]	17.82%	2.38%	15.32%	48.97%	(24.17% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$147,293	$117,636	$127,294	$154,761	$93,011
Ratio of expenses to average net assets	0.74%	0.74%	0.76%	0.76%	0.74%
Ratio of expenses to average net assets prior to fees waived	0.74%	0.74%	0.76%	0.77%	0.77%
Ratio of net investment income to average net assets	7.52%	8.02%	8.42%	10.01%	8.35%
Ratio of net investment income to average net assets prior to fees waived	7.52%	8.02%	8.42%	10.00%	8.32%
Portfolio turnover	76%	78%	115%	123%	109%
____________________

[1]The average shares outstanding method has been applied for per share information.
[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-12

Delaware VIP® High Yield Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Service Class
	Year Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$5.670	$6.020	$5.660	$4.130	$5.930

Income (loss) from investment operations:
Net investment income[1]	0.424	0.454	0.469	0.475	0.418
Net realized and unrealized gain (loss)	0.510	(0.299)	0.342	1.414	(1.759)
Total from investment operations	0.934	0.155	0.811	1.889	(1.341)

Less dividends and distributions from:
Net investment income	(0.514)	(0.505)	(0.451)	(0.359)	(0.459)
Total dividends and distributions	(0.514)	(0.505)	(0.451)	(0.359)	(0.459)

Net asset value, end of period	$6.090	$5.670	$6.020	$5.660	$4.130

Total return[2]	17.35%	2.33%	14.91%	48.65%	(24.43% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$274,221	$266,435	$343,403	$286,395	$178,579
Ratio of expenses to average net assets	0.99%	0.99%	1.01%	1.01%	0.99%
Ratio of expenses to average net assets prior to fees waived	1.04%	1.04%	1.06%	1.07%	1.07%
Ratio of net investment income to average net assets	7.27%	7.77%	8.17%	9.76%	8.10%
Ratio of net investment income to average net assets prior to fees waived	7.22%	7.72%	8.12%	9.70%	8.02%
Portfolio turnover	76%	78%	115%	123%	109%
____________________

[1]The average shares outstanding method has been applied for per share information.
[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-13

Delaware VIP® Trust — Delaware VIP High Yield Series
Notes to Financial Statements
December 31, 2012

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (December 31, 2009 – December 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 31, 2012.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2012.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2012, the Series earned $1 under this agreement.

High Yield Series-14

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2012, the Series was charged $19,826 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. The Series pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2013 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2012, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$231,931	$4,415	$57,984	$10,706
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2012, the Series was charged $12,172 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2012, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$291,500,393
Sales	293,511,060

At December 31, 2012, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$390,026,324	$28,299,557	$(3,369,421)	$24,930,136

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants

High Yield Series-15

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

3. Investments (continued)
would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$–	$396,261,755	$2,239,999	$398,501,754
Common Stock	1,676,404	–	–	1,676,404
Preferred Stock	5,168,830	3,339,544	–	8,508,374
Short-Term Investments	–	5,851,756	–	5,851,756
Securities Lending Collateral	–	418,172	–	418,172
Total	$6,845,234	$405,871,227	$2,239,999	$414,956,460

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the year ended December 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2012 and 2011 was as follows:

	Year	Year
	Ended	Ended
	12/31/12	12/31/11
Ordinary income	$34,526,373	$37,627,743

5. Components of Net Assets on a Tax Basis
As of December 31, 2012, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$375,485,739
Undistributed ordinary income	30,278,807
Capital loss carryforwards	(6,955,963)
Qualified late year losses deferred	(2,224,920)
Unrealized appreciation	24,930,136
Net assets	$421,513,799

High Yield Series-16

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

Qualified late year losses represent losses realized on investment transactions from November 1, 2012 through December 31, 2012 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment market discount and premium on debt instruments and contingent payment debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2012, the Series recorded the following reclassifications.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$488,648	$(488,648)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2012 will expire as follows: $6,722,565 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$—	$233,398

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/12	12/31/11
Shares sold:
Standard Class	5,655,380	5,447,108
Service Class	4,017,646	8,362,442

Shares issued upon reinvestment of dividends and distributions:
Standard Class	2,013,532	1,839,023
Service Class	4,207,436	4,600,935
	15,893,994	20,249,508
Shares redeemed:
Standard Class	(4,272,005)	(7,671,629)
Service Class	(10,253,635)	(22,966,808)
	(14,525,640)	(30,638,437)
Net increase (decrease)	1,368,354	(10,388,929)

7. Unfunded Commitments
The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount.

As of December 31, 2012, the Series had the following unfunded loan commitments:

Borrower	Unfunded Loan Commitment
GenCorp	$2,239,999

High Yield Series-17

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

8. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on November 13, 2012.

On November 13, 2012, the Series, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit under the agreement expires on November 12, 2013. The Series had no amounts outstanding as of December 31, 2012 or at any time during the year then ended.

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At December 31, 2012, the value of securities on loan was $852,783, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2012, the value of invested collateral was $418,172. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral”.

10. Credit and Market Risk
The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2012 that would require recognition or disclosure in the Series’ financial statements.

High Yield Series-18

Delaware VIP® Trust — Delaware VIP High Yield Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP High Yield Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP High Yield Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2013

High Yield Series-19

Delaware VIP® Trust — Delaware VIP High Yield Series
Other Series Information (Unaudited)

Board Consideration of Delaware VIP High Yield Series Investment Advisory Agreement

At a meeting held on August 21-23, 2012 (“Annual Meeting”), the Board of Trustees (“Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware VIP High Yield Series (“Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011, Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all high current yield funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-year period was in the third quartile of its Performance Universe. The report further showed that the Series’ total return for the three-year period was in the second quartile and the Series’ total return for the five- and ten-year periods was in the first quartile. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (“Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Series’ total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered various initiatives implemented by Management. The Board was satisfied with Management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective and noted 12b-1 waivers in place through April 2013.

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management profitability analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and

High Yield Series-20

Delaware VIP® High Yield Series
Other Series Information (Unaudited) (continued)

Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

Tax Information

For the fiscal year ended December 31, 2012, the Series designates distributions paid during the year as follows:

(A)
Ordinary
Income	(B)
Distributions	Qualifying
(Tax Basis)	Dividends[1]
100%	1.00%
____________________

(A) is based on a percentage of the Series’ total distributions.
(B) is based on a percentage of the Series’ ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

High Yield Series-21

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	71	Director and Audit
2005 Market Street	President,	since August 16, 2006	various executive capacities		Committee Member —
Philadelphia, PA	Chief Executive		at different times at		Kaydon Corp.
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer			Board of Governors
April 1963		since August 1, 2006			Member — Investment
Company Institute (ICI)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	71	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(2007–2011)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
Joseph W. Chow	Trustee	Since	Executive Vice President	71	Director and Audit
2005 Market Street		January 2013	(Emerging Economies Strategies,		Committee
Philadelphia, PA 19103			Risk and Corporate Administration)		Member — Hercules
			State Street Corporation		Technology Growth
January 1953			(July 2004–March 2011)		Capital, Inc.
John A. Fry	Trustee	Since	President	71	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director and Audit
May 1960			Franklin & Marshall College		Committee Member —
			(June 2002–July 2010)		Community Health
Systems

Director — Ecore
International
(2009–2010)
Anthony D. Knerr	Trustee	Since	Managing Director —	71	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Private Investor	71	None
2005 Market Street		March 2005	(2004–Present)
Philadelphia, PA
19103

June 1947

High Yield Series-22

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
Frances A. Sevilla-Sacasa	Trustee	Since	Chief Executive Officer —	71	Trust Manager —
2005 Market Street		September 2011	Banco Itaú Europa		Camden Property Trust
Philadelphia, PA			International		(2011–Present)
19103			(April 2012–Present)

January 1956			Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Thomas K. Whitford	Trustee	Since	Vice Chairman	71	None
2005 Market Street		January 2013	(2010–Present)
Philadelphia, PA 19103			Chief Administrative
Officer (2008–2010)
March 1956			and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	71	Director, Audit
2005 Market Street		April 1999	(January 2006–Present)		Committee Member
Philadelphia, PA			Vice President — Mergers		and Investment
19103			& Acquisitions		Committee Member
			(January 2003–January 2006),		Okabena Company
July 1948			and
			Vice President and Treasurer		Chair — 3M
			(July 1995–January 2003)		Investment Management
			3M Corporation		Company
(January 2005–July 2012)
J. Richard Zecher	Trustee	Since	Founder —	71	Director and Compensation
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		P/E Investments
P/E Investments
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	71	None[3]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	71	None[3]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972

High Yield Series-23

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
OFFICERS (continued)
David P. O’Connor	Executive Vice	Executive Vice President	David P. O’Connor has served in	71	None[3]
2005 Market Street	President,	since February 2012;	various executive and legal
Philadelphia, PA	General Counsel,	Senior Vice President	capacities at different times
19103	and Chief	October 2005–February 2012;	at Delaware Investments.
	Legal Officer	General Counsel and
February 1966		Chief Legal Officer
since October 2005
Richard Salus	Senior	Chief Financial	Richard Salus has served in	71	None[3]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

AR-VIPHY [12/12] DG3 18580 (2/13)	(10125)	High Yield Series-24

Delaware VIP® Trust
Delaware VIP International Value Equity Series

Annual Report

December 31, 2012

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security type/country and sector allocations	5

> Statement of net assets	6

> Statement of operations	9

> Statements of changes in net assets	9

> Financial highlights	10

> Notes to financial statements	12

> Report of independent registered public accounting firm	18

> Other Series information	19

> Board of trustees/directors and officers addendum	21

Investments in Delaware VIP® International Value Equity Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2012, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP International Value Equity Series only if preceded or accompanied by the Series’ current prospectus, and if available, the summary prospectus.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Portfolio management review	Jan. 8, 2013

     For the fiscal year ended Dec. 31, 2012, Delaware VIP International Value Equity Series returned +15.20% for Standard Class shares and +14.79% for Service Class shares (both figures reflect all distributions reinvested). The Series’ benchmark, the MSCI EAFE Index, advanced 17.90% (gross) and 17.32% (net) for the same period.

     International equity markets managed solid gains during the Series’ fiscal year, despite a volatile set of economic and political circumstances. The euro zone in particular lurched from one crisis to another, triggering sharp shifts in investor sentiment and risk aversion. The United States remained trapped in a slow-growth holding pattern, even as the United Kingdom and Japan flirted with outright recession. Emerging markets countries were not immune to the malaise, as China’s struggles to emerge from a growth slowdown adversely affected these countries’ economies.

     Unlike most business cycles, when recurrent macroeconomic patterns and company-specific issues affect stock prices, equity markets remained deeply dependent on policy interventions, especially by central banks. As the Series’ fiscal year began, stocks were slumping amid fears about the future of the European Monetary Union. Those worries soon dissipated, however, when the European Central Bank (ECB) initiated the first of two longer-term funding operations designed to relieve stresses on governments and banks.

     After a strong rally stalled and stocks sustained an even more severe downturn during the spring and early summer of 2012, the ECB again calmed the equity waters by proclaiming that it would do whatever it takes to save the euro. The U.S. Federal Reserve also did its part, launching a third round of quantitative easing that was open-ended with regard to time. Cash infusions by global central banks mostly overcame the negative impact of continued fiscal imbalances and political dysfunction in many countries, helping international stocks to close the fiscal year near their highs for this period.

     The unusually policy-driven characteristics of the world economic and political environment played a large role in the Series’ relative performance. For example, many risk-averse investors appeared to seek refuge in so-called “safe-haven” sectors such as consumer staples and healthcare. Those sectors outperformed their more cyclical, higher-risk counterparts, even during periods when the economic skies seemed to brighten. The sustained demand for perceived safe-haven assets caused valuations within the group to reach levels that we deemed overvalued, given our emphasis on companies whose shares trade below our estimates of intrinsic value. Similarly, we remain concerned about the lack of transparency within the financial sector, and continue to hold an underweight position in the sector relative to the benchmark. Our underweight exposure to financials, as well as adverse stock selection in the financial and consumer staples sectors, detracted from performance.

     The Series benefited from adding several new holdings, such as the Danish brewer Carlsberg and the Norwegian offshore energy service business Subsea 7, each of which generated positive relative performance.

     Not all of the Series’ stocks performed well. Its position in the U.K. supermarket retailer Tesco lagged the benchmark, especially early in the Series’ fiscal year, after management provided earnings guidance that fell short of consensus expectations. Its share price has since stabilized and has begun to inch higher, and we continue to hold the stock.

     The French wireless provider Vivendi also detracted from relative performance; revenues were severely undermined by the emergence of a fourth competitor. The increased competition sparked a price war in the wireless sector, and we have since exited the position.

     As the Series’ fiscal year ended, the Series’ largest country allocations were to France, Japan, the U.K., Canada, and Switzerland. Relative to the MSCI EAFE Index, our positions in France and Canada each represented a meaningful overweight while Series exposures to the U.K., Australia, and Germany were underweights. We emphasize, however, that these allocations are the result of our bottom-up stock selection process. We remain focused on risk management and on our stock selection process that seeks to identify strong businesses whose shares appear attractively priced relative to traditional valuation metrics, regardless of where they are domiciled.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2012, and subject to change.

International Value Equity Series-1

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP International Value Equity Series
Average annual total returns
For periods ended Dec. 31, 2012	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on Oct. 29, 1992)	+15.20%	+3.02%	-3.24%	+8.08%	+6.83%
Service Class shares (commenced operations on May 1, 2000)	+14.79%	+2.76%	-3.49%	+7.81%	+4.59%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.33%, while total operating expenses for Standard Class and Service Class shares were 1.08% and 1.38%, respectively. The management fee for Standard Class and Service Class shares was 0.85%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to 0.25% of average daily net assets from April 30, 2012 through April 30, 2013.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series’ performance table above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges or deferred sales charges. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

International Value Equity Series-2

Delaware VIP® International Value Equity Series
Performance summary (continued)

For period beginning Dec. 31, 2002, through Dec. 31, 2012		Starting value	Ending value
––	MSCI EAFE Index (gross)	$10,000	$23,032
– –	MSCI EAFE Index (net)	$10,000	$22,018
––	Delaware VIP International Value Equity Series (Standard Class shares)	$10,000	$21,752

The chart shows a $10,000 investment in the Delaware VIP International Value Equity Series Standard Class shares for the period from Dec. 31, 2002 through Dec. 31, 2012.

The chart also shows $10,000 invested in the MSCI EAFE Index for the period from Dec. 31, 2002 through Dec. 31, 2012. The MSCI EAFE Index measures equity market performance across developed market countries in Europe, Australasia, and the Far East. Index “gross” return approximates the maximum possible dividend reinvestment. Index “net” return approximates the minimum possible dividend reinvestment, after deduction of withholding tax at the highest possible rate.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

International Value Equity Series-3

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Disclosure of Series Expenses
For the Six-Month Period from July 1, 2012 to December 31, 2012 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from July 1, 2012 to December 31, 2012.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/12 to
	7/1/12	12/31/12	Ratio	12/31/12*
Actual Series Return†
Standard Class	$1,000.00	$1,123.60	1.09%	$5.82
Service Class	1,000.00	1,121.40	1.34%	7.15
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,019.66	1.09%	$5.53
Service Class	1,000.00	1,018.40	1.34%	6.80

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

International Value Equity Series-4

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Security Type/Country and Sector Allocations
As of December 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Country	of Net Assets
Common Stock	99.53%
Australia	1.44%
Canada	8.93%
China/Hong Kong	5.82%
Denmark	1.84%
France	19.69%
Germany	5.67%
Israel	3.58%
Japan	17.80%
Netherlands	1.97%
Norway	2.49%
Panama	1.98%
Republic of Korea	1.51%
Russia	1.46%
Sweden	3.34%
Switzerland	8.21%
United Kingdom	13.80%
Short-Term Investments	1.31%
Securities Lending Collateral	6.22%
Total Value of Securities	107.06%
Obligation to Return Securities Lending Collateral	(6.87%)
Other Liabilities Net of Receivables and Other Assets	(0.19%)
Total Net Assets	100.00%

Percentage
Common Stock by Sector	of Net Assets
Consumer Discretionary	19.51%
Consumer Staples	10.90%
Energy	9.38%
Financials	10.52%
Healthcare	12.09%
Industrials	16.40%
Information Technology	3.45%
Materials	12.27%
Telecommunication Services	4.02%
Utilities	0.99%
Total	99.53%

International Value Equity Series-5

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Statement of Net Assets
December 31, 2012

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK–99.53%
Australia–1.44%
Coca-Cola Amatil	48,333	$679,894
		679,894
Canada–8.93%
†AuRico Gold	126,969	1,046,943
*†CGI Group Class A	70,350	1,624,796
Yamana Gold	89,368	1,539,478
		4,211,217
China/Hong Kong–5.82%
CNOOC	456,000	1,004,652
Techtronic Industries	261,359	494,751
Yue Yuen Industrial Holdings	368,500	1,246,438
		2,745,841
Denmark–1.84%
Carlsberg Class B	8,826	869,329
		869,329
France–19.69%
Alstom	19,851	799,464
AXA	67,882	1,218,551
Compagnie de Saint-Gobain	11,952	513,129
Lafarge	10,131	654,008
PPR	5,942	1,115,675
Publicis Groupe	10,709	644,116
Sanofi	16,128	1,529,010
Teleperformance	38,194	1,388,522
Total	27,279	1,419,029
		9,281,504
Germany–5.67%
Bayerische Motoren Werke	9,240	898,915
Deutsche Post	44,664	983,486
Stada Arzneimittel	24,386	788,989
		2,671,390
Israel–3.58%
Teva Pharmaceutical Industries ADR	45,200	1,687,768
		1,687,768
Japan–17.80%
Don Quijote	30,100	1,105,786
East Japan Railway	16,956	1,094,992
ITOCHU	103,435	1,091,766
KDDI	9,000	635,432
Mitsubishi UFJ Financial Group	274,735	1,484,652
Nitori Holdings	9,529	697,231
Sumitomo Rubber Industries	42,039	507,675
Toyota Motor	38,043	1,774,106
		8,391,640
Netherlands–1.97%
Koninklijke Philips Electronics	35,071	928,440
		928,440
Norway–2.49%
*Subsea 7	48,846	1,173,449
		1,173,449
Panama–1.98%
Copa Holdings Class A	9,400	934,830
		934,830
Republic of Korea–1.51%
Hyundai Home Shopping Network	6,257	713,950
		713,950
Russia–1.46%
Mobile Telesystems ADR	37,000	690,050
		690,050
Sweden–3.34%
*Meda Class A	33,752	348,057
Nordea Bank	127,331	1,225,212
		1,573,269
Switzerland–8.21%
Aryzta	33,033	1,698,149
Novartis	21,305	1,344,657
Transocean	18,500	826,025
		3,868,831
United Kingdom–13.80%
Greggs	91,268	681,045
National Grid	40,740	467,408
Rexam	132,001	944,784
Rio Tinto	27,464	1,602,348
Standard Chartered	39,896	1,032,816
Tesco	219,666	1,210,420
Vodafone Group	226,138	569,425
		6,508,246
Total Common Stock
(cost $41,956,512)		46,929,648

	Principal
	Amount
	(U.S. $)
SHORT-TERM INVESTMENTS–1.31%
≠Discount Notes–0.37%
Federal Home Loan Bank Discount Notes
0.075% 1/4/13	$18,111	18,111
0.10% 1/18/13	13,234	13,234
0.10% 1/23/13	45,661	45,659
0.12% 4/2/13	37,173	37,167
0.125% 3/6/13	17,538	17,537
0.13% 2/6/13	34,827	34,826
0.135% 2/15/13	7,662	7,662
		174,196
Repurchase Agreements–0.34%
Bank of America 0.11%, dated 12/31/12,
to be repurchased on 1/2/13,
repurchase price $109,292
(collateralized by U.S. government obligations
0.25%-2.375% 2/28/15-12/15/15;
market value $111,477)	109,291	109,291
BNP Paribas 0.15%, dated 12/31/12,
to be repurchased on 1/2/13,
repurchase price $52,855
(collateralized by U.S. government obligations
0.125%-0.25% 12/31/14-5/15/15;
market value $53,912)	52,855	52,855
		162,146

International Value Equity Series-6

Delaware VIP® International Value Equity Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
≠U.S. TREASURY OBLIGATIONS–0.60%
U.S. Treasury Bills
0.04% 1/17/13	$40,040	$40,039
0.04% 3/21/13	168,876	168,865
0.04% 3/28/13	72,861	72,855
		281,759
Total Short-Term Investments
(cost $618,080)		618,101

Total Value of Securities
Before Securities Lending
Collateral–100.84%
(cost $42,574,592)		47,547,749

	Number of
	Shares
**SECURITIES LENDING COLLATERAL–6.22%
Investment Companies
Delaware Investments Collateral Fund No. 1	2,932,527	2,932,527
†@Mellon GSL Reinvestment Trust II	306,314	0
Total Securities Lending Collateral
(cost $3,238,841)		2,932,527

TOTAL VALUE OF SECURITIES–107.06% (cost $45,813,433)	50,480,276 ©
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(6.87%)	(3,238,841)
OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.19%)	(89,053)
NET ASSETS APPLICABLE TO 4,672,766 SHARES OUTSTANDING–100.00%	$47,152,382
NET ASSET VALUE–DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STANDARD CLASS ($47,122,248 / 4,669,774 Shares)	$10.09
NET ASSET VALUE–DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
SERVICE CLASS ($30,134 / 2,992 Shares)	$10.07
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$67,361,677
Undistributed net investment income	741,380
Accumulated net realized loss on investments	(25,617,685)
Net unrealized appreciation of investments and derivatives	4,667,010
Total net assets	$47,152,382
____________________

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 5 in “Security Type/Country and Sector Allocations.”
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At December 31, 2012, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 10 in “Notes to Financial Statements”
©	Includes $3,106,234 of securities loaned.

International Value Equity Series-7

Delaware VIP® International Value Equity Series
Statement of Net Assets (continued)

The following foreign currency exchange contracts were outstanding at December 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
					Settlement	Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Date	(Depreciation)
MNB	EUR	49,156	USD	(65,067)	1/2/13	$(200)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

____________________

1See Note 8 in “Notes to financial statements.”

Summary of Abbreviations:
ADR – American Depositary Receipt
EUR – European Monetary Unit
MNB – Mellon National Bank
USD – United States Dollar

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-8

Delaware VIP® Trust —
Delaware VIP International Value Equity Series
Statement of Operations
Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$1,394,118
Securities lending income	38,301
Interest	1,441
Foreign tax withheld	(105,162)
1,328,698

EXPENSES:
Management fees	382,368
Reports and statements to shareholders	30,957
Custodian fees	22,361
Accounting and administration expenses	17,556
Audit and tax	15,230
Dividend disbursing and transfer agent fees and expenses	3,985
Legal fees	3,156
Trustees’ fees	2,012
Dues and services	1,868
Pricing fees	1,497
Insurance fees	850
Registration fees	656
Consulting fees	460
Trustees’ expenses	140
Distribution expenses – Service Class	73
483,169
Less waived distribution expenses – Service Class	(12)
Less expense paid indirectly	(1)
Total operating expenses	483,156

NET INVESTMENT INCOME	845,542

NET REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net realized loss on:
Investments	(199,428)
Foreign currencies	(41,753)
Foreign currency exchange contracts	(41,004)
Net realized loss	(282,185)
Net change in unrealized appreciation (depreciation) of:
Investments	5,817,246
Foreign currencies	1,191
Foreign currency exchange contracts	(200)
Net change in unrealized appreciation (depreciation)	5,818,237

NET REALIZED AND UNREALIZED GAIN	5,536,052

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$6,381,594

Delaware VIP Trust —
Delaware VIP International Value Equity Series
Statements of Changes in Net Assets

	Year Ended
	12/31/12	12/31/11
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income	$845,542	$1,254,714
Net realized loss	(282,185)	(1,099,316)
Net change in unrealized
appreciation (depreciation)	5,818,237	(7,698,735)
Net increase (decrease) in net assets
resulting from operations	6,381,594	(7,543,337)

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(1,122,653)	(675,509)
Service Class	(524)	(128)
	(1,123,177)	(675,637)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,513,372	4,760,101
Service Class	11,928	9,665
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	1,122,653	675,509
Service Class	524	128
	6,648,477	5,445,403
Cost of shares redeemed:
Standard Class	(7,805,700)	(11,123,537)
Service Class	(1,987)	(2,709)
	(7,807,687)	(11,126,246)
Decrease in net assets derived
from capital share transactions	(1,159,210)	(5,680,843)

NET INCREASE (DECREASE) IN NET ASSETS	4,099,207	(13,899,817)

NET ASSETS:
Beginning of year	43,053,175	56,952,992
End of year (including undistributed
net investment income of $741,380
and $1,101,772, respectively)	$47,152,382	$43,053,175

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-9

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Standard Class
	Year Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$8.980	$10.610	$9.920	$7.640	$14.700

Income (loss) from investment operations:
Net investment income[1]	0.177	0.243	0.155	0.216	0.306
Net realized and unrealized gain (loss)	1.171	(1.745)	0.903	2.324	(6.103)
Total from investment operations	1.348	(1.502)	1.058	2.540	(5.797)

Less dividends and distributions from:
Net investment income	(0.238)	(0.128)	(0.368)	(0.260)	(0.271)
Net realized gain	–	–	–	–	(0.992)
Total dividends and distributions	(0.238)	(0.128)	(0.368)	(0.260)	(1.263)

Net asset value, end of period	$10.090	$8.980	$10.610	$9.920	$7.640

Total return[2]	15.20%	(14.43% )	10.92%	34.73%	(42.42% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,122	$43,036	$56,941	$105,999	$73,712
Ratio of expenses to average net assets	1.07%	1.05%	1.07%	1.00%	1.04%
Ratio of expenses to average net assets prior to fees waived	1.07%	1.08%	1.07%	1.03%	1.05%
Ratio of net investment income to average net assets	1.88%	2.32%	1.60%	2.60%	2.79%
Ratio of net investment income to average net assets prior to fees waived	1.88%	2.29%	1.60%	2.57%	2.78%
Portfolio turnover	36%	47%	40%	37%	35%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-10

Delaware VIP® International Value Equity Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Service Class
	Year Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$8.970	$10.600	$9.910	$7.620	$14.660

Income (loss) from investment operations:
Net investment income[1]	0.154	0.214	0.131	0.196	0.279
Net realized and unrealized gain (loss)	1.158	(1.740)	0.907	2.327	(6.096)
Total from investment operations	1.312	(1.526)	1.038	2.523	(5.817)

Less dividends and distributions from:
Net investment income	(0.212)	(0.104)	(0.348)	(0.233)	(0.231)
Net realized gain	–	–	–	–	(0.992)
Total dividends and distributions	(0.212)	(0.104)	(0.348)	(0.233)	(1.223)

Net asset value, end of period	$10.070	$8.970	$10.600	$9.910	$7.620

Total return[2]	14.79%	(14.62% )	10.71%	34.61%	(42.67% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30	$17	$12	$10	$18
Ratio of expenses to average net assets	1.32%	1.30%	1.32%	1.25%	1.29%
Ratio of expenses to average net assets prior to fees waived	1.37%	1.38%	1.37%	1.33%	1.35%
Ratio of net investment income to average net assets	1.63%	2.07%	1.35%	2.35%	2.54%
Ratio of net investment income to average net assets prior to fees waived	1.58%	1.99%	1.30%	2.27%	2.48%
Portfolio turnover	36%	47%	40%	37%	35%
____________________

1The average shares outstanding method has been applied for per share information.
2Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-11

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Notes to Financial Statements
December 31, 2012

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (December 31, 2009–December 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes, the Series only has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 31, 2012.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

International Value Equity Series-12

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2012.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2012, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) did not exceed 1.05% of average daily net assets of the Series through April 30, 2012. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Series’ Board and DMC. This expense waiver and reimbursement applied only to expenses paid directly by the Series.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2012, the Series was charged $2,201 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. The Series pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2013 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2012, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$33,460	$487	$6	$1,381
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2012, the Series was charged $1,357 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2012, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$16,140,404
Sales	16,324,856

International Value Equity Series-13

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

3. Investments (continued)
At December 31, 2012, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$46,534,867	$7,211,578	$(3,266,169)	$3,945,409

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$8,349,890	$38,579,758	$ –	$46,929,648
Short-Term Investments	–	618,101	–	618,101
Securities Lending Collateral	–	2,932,527	–	2,932,527
Total	$8,349,890	$42,130,386	$ –	$50,480,276

Foreign Currency Exchange Contracts	$–	$(200)	$ –	$(200)

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the year ended December 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Series policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2012 and 2011 was as follows:

	Year	Year
	Ended	Ended
	12/31/12	12/31/11
Ordinary income	$1,123,177	$675,637

International Value Equity Series-14

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
As of December 31, 2012, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$67,361,677
Undistributed ordinary income	786,587
Capital loss carryforwards	(24,941,458)
Unrealized appreciation	3,945,576
Net assets	$47,152,382

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2012, the Series recorded the following reclassifications.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$(82,757)	$82,757

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2012 will expire as follows: $11,132,929 expires in 2016 and $12,723,821 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$1,084,708	$–

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/12	12/31/11
Shares sold:
Standard Class	589,386	451,880
Service Class	1,266	1,011

Shares issued upon reinvestment of dividends and distributions:
Standard Class	119,177	57,884
Service Class	56	11
	709,885	510,786
Shares redeemed:
Standard Class	(829,925)	(1,083,917)
Service Class	(210)	(273)
	(830,135)	(1,084,190)
Net decrease	(120,250)	(573,404)

International Value Equity Series-15

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on November 13, 2012.

On November 13, 2012, the Series, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit under the agreement expires on November 13, 2013. The Series had no amounts outstanding as of December 31, 2012 or at any time during the year then ended.

8. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

See the Statement of Operations on page 9 for the realized and unrealized gain or loss on derivatives.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the year ended December 31, 2012.

Long Derivative Volume
Foreign Currency
Exchange Contracts
(Average Cost)	$96,986

Short Derivative Volume
Foreign Currency
Exchange Contracts
(Average Cost)	$96,980

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent,

International Value Equity Series-16

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

9. Securities Lending (continued)
replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At December 31, 2012, the value of the securities on loan was $3,106,234, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2012, the value of invested collateral was $2,932,527. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ limit on investments in illiquid securities. As of December 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2012 that would require recognition or disclosure in the Series’ financial statements.

International Value Equity Series-17

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP International Value Equity Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP International Value Equity Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2013

International Value Equity Series-18

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Other Series Information (Unaudited)

Board Consideration of Delaware VIP International Value Equity Series Investment Advisory Agreement

At a meeting held on August 21-23, 2012 (“Annual Meeting”), the Board of Trustees (“Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware VIP International Value Equity Series (“Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011, Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all international value funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-year period was in the fourth quartile of its Performance Universe. The report further showed that the Series’ total return for the three- and five-year periods was in the second quartile and the Series’ total return for the ten-year period was in the first quartile. The Board determined that the Series’ short-term performance results were not in line with the Board’s objective. In evaluating the Series’ performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Series performance and to meet the Board’s performance objective.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (“Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Series’ total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered various initiatives implemented by Management. The Board was satisfied with Management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective and noted 12b-1 waivers in place through April 2013.

International Value Equity Series-19

Delaware VIP® International Value Equity Series
Other Series Information (Unaudited) (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management profitability analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

Tax Information

For the fiscal year ended December 31, 2012, the Series designates distributions paid during the year as follows:

(A) Ordinary Income Distributions (Tax Basis)
100%
____________________

(A) is based on a percentage of the Series’ total distributions.

The Series intends to pass through foreign tax credits in the maximum amount of $40,863. The gross foreign source income earned during the fiscal year 2012 by the Series was $1,394,118.

International Value Equity Series-20

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	71	Director and Audit
2005 Market Street	President,	since August 16, 2006	various executive capacities		Committee Member —
Philadelphia, PA	Chief Executive		at different times at		Kaydon Corp.
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer			Board of Governors
April 1963		since August 1, 2006			Member — Investment
Company Institute (ICI)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	71	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(2007–2011)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
Joseph W. Chow	Trustee	Since	Executive Vice President	71	Director and Audit
2005 Market Street		January 2013	(Emerging Economies Strategies,		Committee
Philadelphia, PA 19103			Risk and Corporate Administration)		Member — Hercules
			State Street Corporation		Technology Growth
January 1953			(July 2004–March 2011)		Capital, Inc.
John A. Fry	Trustee	Since	President	71	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director and Audit
May 1960			Franklin & Marshall College		Committee Member —
			(June 2002–July 2010)		Community Health
Systems

Director — Ecore
International
(2009–2010)
Anthony D. Knerr	Trustee	Since	Managing Director —	71	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Private Investor	71	None
2005 Market Street		March 2005	(2004–Present)
Philadelphia, PA
19103

June 1947
International Value Equity Series-21

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
Frances A. Sevilla-Sacasa	Trustee	Since	Chief Executive Officer —	71	Trust Manager —
2005 Market Street		September 2011	Banco Itaú Europa		Camden Property Trust
Philadelphia, PA			International		(2011–Present)
19103			(April 2012–Present)

January 1956			Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Thomas K. Whitford	Trustee	Since	Vice Chairman	71	None
2005 Market Street		January 2013	(2010–Present)
Philadelphia, PA 19103			Chief Administrative
Officer (2008–2010)
March 1956			and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	71	Director, Audit
2005 Market Street		April 1999	(January 2006–Present)		Committee Member
Philadelphia, PA			Vice President — Mergers		and Investment
19103			& Acquisitions		Committee Member
			(January 2003–January 2006),		Okabena Company
July 1948			and
			Vice President and Treasurer		Chair — 3M
			(July 1995–January 2003)		Investment Management
			3M Corporation		Company
(January 2005–July 2012)
J. Richard Zecher	Trustee	Since	Founder —	71	Director and Compensation
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		P/E Investments
P/E Investments
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	71	None[3]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	71	None[3]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972

International Value Equity Series-22

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
OFFICERS (continued)
David P. O’Connor	Executive Vice	Executive Vice President	David P. O’Connor has served in	71	None[3]
2005 Market Street	President,	since February 2012;	various executive and legal
Philadelphia, PA	General Counsel,	Senior Vice President	capacities at different times
19103	and Chief	October 2005–February 2012;	at Delaware Investments.
	Legal Officer	General Counsel and
February 1966		Chief Legal Officer
since October 2005
Richard Salus	Senior	Chief Financial	Richard Salus has served in	71	None[3]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

AR-VIPEM [12/12] DG3 18579 (2/13)	(10125)	International Value Equity Series-23

Delaware VIP® Trust
Delaware VIP Limited-Term Diversified Income Series

Annual Report

December 31, 2012

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security type/sector allocation	5

> Statement of net assets	6

> Statement of operations	14

> Statements of changes in net assets	14

> Financial highlights	15

> Notes to financial statements	17

> Report of independent registered public accounting firm	25

> Other Series information	26

> Board of trustees/directors and officers addendum	28

Investments in Delaware VIP® Limited-Term Diversified Income Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2012, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Limited-Term Diversified Income Series only if preceded or accompanied by the Series’ current prospectus, and if available, the summary prospectus.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Portfolio management review	Jan. 8, 2013

     For the fiscal year ended Dec. 31, 2012, Delaware VIP Limited-Term Diversified Income Series Standard Class shares returned +2.78% and Service Class shares returned +2.53% (both figures assume reinvestment of all income distributions). For the same period, the Series’ benchmark, the Barclays 1–3 Year Government/Credit Index, returned +1.26%.

     The Series’ commitment to seek broad diversification gives us the flexibility to shift the portfolio’s makeup across several fixed income asset classes based on our assessment of where the best potential opportunities may lie. In light of this mandate, the bulk of the Series’ relative performance was generated by returns from four major sectors: U.S. investment grade bonds, U.S. high yield debt, emerging market debt, and non-dollar developed market securities.

     The Series’ continued overweight to U.S. investment-grade corporate bonds was a contributor to its relative performance for the fiscal year, as was its emphasis on intermediate-term BBB-rated issues. Though small, an allocation to high yield bonds also aided the Series’ relative performance. It is important to note, however, that we generally maintained a focus on what we viewed as higher-quality bonds within the high yield market. At times, this focus muted the Series’ potential returns from this sector.

     The Series’ exposure to structured-product securities benefited performance for the period. More specifically, within the asset-backed securities (ABS) sector, we favored AAA (investment grade) floating-rate debt, which has historically provided protection during periods of volatility. This sector was supported by strong collateral performance as well as significant investor demand for low-volatility, higher-quality assets. Mortgage-backed securities (MBS) also contributed to performance, benefiting from both the support of the Federal Reserve and investor purchases. Lower-coupon mortgages performed stronger than their higher-coupon counterparts as the enhanced Home Affordable Refinance Program (HARP) has been more effective helping troubled borrowers refinance than expected. Higher-coupon prepayment speeds have remained elevated and, as a result, many investors have migrated into lower-coupon 30-year and 15-year mortgages. The Series’ exposure to what we view as high-quality commercial mortgage-backed securities (CMBS) influenced outperformance as these securities benefited from a stabilizing commercial property market. A combination of strong investor demand and net negative supply within this market provided a positive technical environment. As such, credit spreads compressed, and bond prices rose, across the entire CMBS credit curve.

     It is important to bear in mind that two of the bond sectors discussed thus far — high yield and structured product markets — are not included in the Series’ benchmark index, and that the Series’ positive performances in these sectors contributed notably to outperformance versus the index.

     Overseas, the Series’ small position in emerging market bonds (U.S. dollar–based as well as local-currency) helped relative performance; however, positions within the non-dollar developed market and currency hedge positions detracted for the period. Finally, the Series’ limited allocation to Treasury securities over the course of the fiscal year contributed to its relative performance as this sector underperformed riskier assets (non-Treasurys).

     At the end of the fiscal year, the Series held an overweight allocation to U.S. investment grade bonds, while more than a quarter of its assets were invested in a combination of domestic high yield and emerging market debt. We also entered the Series’ new fiscal year with a modest overweight to CMBS and ABS. Conversely, we are currently maintaining a significant underweight to U.S. Treasury debt, a sector that continued to offer historically low nominal yields that are sometimes negative when inflation is accounted for.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2012, and subject to change.

Limited-Term Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP Limited-Term Diversified Income Series
Average annual total returns
For periods ended Dec. 31, 2012	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on July 28, 1988)	+2.78%	+3.38%	+4.44%	+4.13%	+5.65%
Service Class shares (commenced operations on May 1, 2000)	+2.53%	+3.13%	+4.17%	+3.82%	+4.81%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 0.83%, while total operating expenses for Standard Class and Service Class shares were 0.58% and 0.88%, respectively. The management fee for Standard Class and Service Class shares was 0.49%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to 0.25% of average daily net assets from April 30, 2012 through April 30, 2013.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series’ performance table above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges or deferred sales charges. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Series may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Series may be prepaid prior to maturity, potentially forcing the Series to reinvest that money at a lower interest rate.

The Series may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The Series may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

If and when the Series invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Series will be subject to special risks, including counterparty risk.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

Limited-Term Diversified Income Series-2

Delaware VIP® Limited-Term Diversified Income Series
Performance summary (continued)

For period beginning Dec. 31, 2002, through Dec. 31, 2012		Starting value	Ending value
––	Delaware VIP Limited-Term Diversified Income Series (Standard Class shares)	$10,000	$14,977
– –	Barclays 1–3 Year U.S. Government/Credit Index	$10,000	$13,609

The chart shows a $10,000 investment in the Delaware VIP Limited-Term Diversified Income Series Standard Class shares for the period from Dec. 31, 2002 through Dec. 31, 2012.

The chart also shows $10,000 invested in the Barclays 1–3 Year Government/Credit Index for the period from Dec. 31, 2002 through Dec. 31, 2012. The Barclays 1–3 Year U.S. Government/Credit Index is a market value-weighted index of government fixed-rate debt securities and investment grade U.S. and foreign fixed-rate debt securities with average maturities of one to three years.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Limited-Term Diversified Income Series-3

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Disclosure of Series Expenses
For the Six-Month Period July 1, 2012 to December 31, 2012 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from July 1, 2012 to December 31, 2012.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/12 to
	7/1/12	12/31/12	Ratio	12/31/12*
Actual Series Return†
Standard Class	$1,000.00	$1,006.70	0.57%	$2.88
Service Class	1,000.00	1,005.40	0.82%	4.13
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,022.27	0.57%	$2.90
Service Class	1,000.00	1,021.01	0.82%	4.17

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Limited-Term Diversified Income Series-4

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Security Type/Sector Allocation
As of December 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector Allocation	of Net Assets
Agency Asset-Backed Securities	0.00%
Agency Collateralized Mortgage Obligations	1.20%
Agency Mortgage-Backed Securities	19.42%
Commercial Mortgage-Backed Securities	1.66%
Convertible Bonds	0.59%
Corporate Bonds	48.73%
Banking	6.40%
Basic Industry	4.25%
Brokerage	0.24%
Capital Goods	1.97%
Communications	5.14%
Consumer Cyclical	5.20%
Consumer Non-Cyclical	7.52%
Electric	1.71%
Energy	5.98%
Finance Companies	2.39%
Insurance	2.04%
Natural Gas	1.37%
Real Estate	0.95%
Technology	3.01%
Transportation	0.56%
Municipal Bonds	1.37%
Non-Agency Asset Backed Securities	20.81%
Non-Agency Collateralized Mortgage Obligations	0.02%
U.S. Treasury Obligations	4.63%
Preferred Stock	0.24%
Sovereign Bond	0.15%
Short-Term Investments	13.37%
Securities Lending Collateral	0.01%
Total Value of Securities	112.20%
Obligation to Return Securities Lending Collateral	(0.01%)
Other Liabilities Net of Receivables and Other Assets	(12.19%)
Total Net Assets	100.00%

Limited-Term Diversified Income Series-5

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Statement of Net Assets
December 31, 2012

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S. $)
AGENCY ASSET-BACKED SECURITIES–0.00%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	$22,008	$23,512
Total Agency Asset-Backed Securities
(cost $21,830)		23,512

AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–1.20%
•Fannie Mae Grantor Trust
Series 2001-T5 A2 6.991% 2/19/30	21,295	25,314
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	668	785
Series 2003-32 PH 5.50% 3/25/32	129,725	132,845
Series 2003-52 NA 4.00% 6/25/23	156,529	167,258
Series 2003-120 BL 3.50% 12/25/18	434,933	458,780
Series 2004-49 EB 5.00% 7/25/24	33,469	36,951
• Series 2005-66 FD 0.51% 7/25/35	497,088	497,995
Series 2005-110 MB 5.50% 9/25/35	11,130	12,216
Series 2011-88 AB 2.50% 9/25/26	296,985	305,607
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44	23,939	27,366
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	38,659	44,198
Series 2931 GC 5.00% 1/15/34	145,000	151,573
• Series 3016 FL 0.599% 8/15/35	300,199	301,091
Series 3027 DE 5.00% 9/15/25	37,095	40,723
• Series 3067 FA 0.559% 11/15/35	2,609,532	2,620,336
Series 3173 PE 6.00% 4/15/35	15,644	16,250
• Series 3232 KF 0.659% 10/15/36	136,749	137,855
• Series 3297 BF 0.449% 4/15/37	846,485	846,899
Series 3416 GK 4.00% 7/15/22	39,855	40,954
Series 3737 NA 3.50% 6/15/25	215,048	225,028
• Series 3780 LF 0.609% 3/15/29	639,602	640,486
• Series 3800 AF 0.709% 2/15/41	6,654,716	6,710,821
• Series 3803 TF 0.609% 11/15/28	642,393	645,190
•Freddie Mac Strip Series 19 F 1.048% 6/1/28	6,840	6,511
tFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	1,274	1,499
Series T-58 2A 6.50% 9/25/43	30,237	35,241
Total Agency Collateralized Mortgage
Obligations (cost $14,004,819)		14,129,772

AGENCY MORTGAGE-BACKED
SECURITIES–19.42%
Fannie Mae
4.00% 9/1/20	3,012,618	3,229,871
6.50% 8/1/17	5,578	6,173
7.00% 11/15/16	3,742	3,833
•Fannie Mae ARM
1.871% 8/1/37	326,415	350,351
2.272% 1/1/35	1,045,902	1,110,196
2.28% 12/1/33	14,730	15,522
2.402% 10/1/33	7,875	8,187
2.629% 8/1/34	20,630	21,887
2.692% 8/1/37	192,715	205,094
2.775% 4/1/36	257,433	274,655
2.777% 6/1/34	17,817	18,948
2.781% 9/1/35	303,367	322,046
2.803% 11/1/35	120,770	129,061
2.811% 11/1/35	3,929	4,190
3.463% 1/1/41	199,608	211,203
3.789% 3/1/38	6,301	6,687
4.984% 9/1/38	967,615	1,034,125
5.155% 8/1/35	4,827	5,188
5.843% 8/1/37	104,717	113,666
6.035% 6/1/36	46,442	49,976
6.048% 7/1/36	33,336	36,063
6.176% 4/1/36	12,770	13,660
6.281% 8/1/36	37,002	39,449
6.326% 7/1/36	32,566	34,767
Fannie Mae Relocation 30 yr
Pool 763656 5.00% 1/1/34	8,506	9,129
Pool 763742 5.00% 1/1/34	29,392	31,545
Fannie Mae S.F. 15 yr
2.50% 12/1/27	2,363,000	2,472,781
3.00% 11/1/27	33,746	35,886
4.00% 11/1/25	5,634,985	6,132,566
4.00% 4/1/27	762,328	820,353
4.50% 9/1/20	1,141,656	1,231,228
5.00% 9/1/18	95,993	104,319
5.00% 10/1/18	1,609	1,748
5.00% 2/1/19	2,946	3,245
5.00% 5/1/21	17,287	18,787
5.00% 9/1/25	6,785,051	7,347,080
5.50% 1/1/23	10,267	11,104
5.50% 4/1/23	27,065	29,271
6.00% 3/1/18	521,202	553,918
6.00% 8/1/22	29,033	31,905
7.00% 11/1/14	89	93
7.50% 3/1/15	236	238
8.00% 10/1/16	5,143	5,500
Fannie Mae S.F. 15 yr TBA
2.50% 1/1/27	21,770,000	22,763,255
3.00% 1/1/27	89,134,000	94,078,155
Fannie Mae S.F. 30 yr
3.50% 8/1/42	2,754,736	2,972,001
4.50% 8/1/41	26,339	28,592
5.00% 3/1/34	4,179	4,553
5.50% 4/1/34	4,417,574	4,861,536
6.00% 11/1/34	2,972	3,305
6.00% 4/1/36	12,117	13,266
6.00% 8/1/36	470,436	515,039
6.00% 10/1/36	793,761	869,018
6.00% 3/1/37	238,257	262,522
6.00% 1/1/38	277,134	303,410
6.00% 12/1/38	152,512	166,639
6.00% 10/1/39	3,361,140	3,679,812
6.00% 11/1/39	765,192	837,740
6.00% 6/1/40	6,857,719	7,507,903

Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S. $)
AGENCY MORTGAGE-BACKED
SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 7/1/40	$956,345	$1,047,016
6.00% 2/1/41	4,401,422	4,855,999
6.50% 6/1/29	802	941
6.50% 1/1/34	1,347	1,595
6.50% 4/1/36	2,602	2,963
6.50% 6/1/36	8,216	9,284
6.50% 10/1/36	5,906	6,636
6.50% 8/1/37	1,625	1,827
6.50% 12/1/37	9,817	11,096
7.00% 12/1/34	1,075	1,279
7.00% 12/1/35	1,014	1,204
7.00% 4/1/37	742,181	855,057
7.00% 12/1/37	8,165	9,719
7.50% 6/1/31	9,877	12,065
7.50% 4/1/32	504	618
7.50% 5/1/33	2,369	2,603
7.50% 6/1/34	801	986
9.00% 7/1/20	14,140	16,044
10.00% 8/1/19	7,835	8,772
Fannie Mae S.F. 30 yr TBA
3.00% 1/1/42	22,165,000	23,224,763
3.50% 1/1/42	8,075,000	8,609,021
•Freddie Mac ARM
2.362% 4/1/33	6,991	7,049
2.764% 7/1/36	86,292	91,978
2.787% 4/1/34	4,103	4,379
5.046% 8/1/38	24,002	25,845
5.074% 7/1/38	1,385,130	1,484,533
5.679% 6/1/37	228,355	246,859
5.812% 10/1/36	7,682	8,305
6.15% 10/1/37	154,262	168,203
Freddie Mac S.F. 15 yr
4.00% 11/1/13	5,504	5,542
4.00% 4/1/26	3,651,254	3,861,277
5.00% 4/1/20	85,061	91,515
5.00% 12/1/22	15,483	16,666
5.50% 7/1/24	1,335,914	1,450,121
8.00% 5/1/15	6,553	6,885
Freddie Mac S.F. 30 yr
5.50% 7/1/38	53,781	58,065
5.50% 7/1/40	1,288,075	1,393,896
6.00% 2/1/36	1,776,832	1,936,411
6.00% 1/1/38	844,502	919,028
6.00% 8/1/38	3,394,383	3,729,784
6.00% 10/1/38	4,988,122	5,487,549
6.00% 5/1/40	2,549,828	2,774,846
7.00% 11/1/33	8,712	10,269
9.00% 4/1/17	718	799
GNMA I S.F. 15 yr 6.00% 1/15/22	1,209,900	1,325,779
GNMA I S.F. 30 yr
7.00% 12/15/34	31,957	37,498
7.50% 1/15/32	949	1,161
GNMA II S.F. 30 yr
12.00% 6/20/14	394	400
12.00% 2/20/16	218	219
Total Agency Mortgage-Backed Securities
(cost $227,648,096)		228,776,589

COMMERCIAL MORTGAGE-BACKED
SECURITIES–1.66%
•Bear Stearns Commercial Mortgage Securities
Series 2005-PWR7 A3 5.116% 2/11/41	600,000	651,742
Series 2005-T20 A4A 5.149% 10/12/42	455,000	504,810
t•Commercial Mortgage Pass Through Certificates
Series 2005-C6 A5A 5.116% 6/10/44	1,665,000	1,837,377
•Credit Suisse First Boston Mortgage Securities
Series 2004-C1 A4 4.75% 1/15/37	1,420,526	1,465,493
#DBUBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46	725,000	863,638
Goldman Sachs Mortgage Securities II
• Series 2004-GG2 A6 5.396% 8/10/38	1,470,000	1,553,318
Series 2005-GG4 A4 4.761% 7/10/39	1,370,000	1,476,490
Series 2005-GG4 A4A 4.751% 7/10/39	2,905,000	3,133,182
• Series 2006-GG6 A4 5.553% 4/10/38	915,000	1,030,144
•JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5 A4 5.20% 12/15/44	3,558,000	3,965,640
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	1,205,000	1,316,485
• Series 2007-T27 A4 5.651% 6/11/42	1,520,000	1,799,952
Total Commercial Mortgage-Backed Securities
(cost $17,711,221)		19,598,271

CONVERTIBLE BONDS–0.59%
L-3 Communications Holdings 3.00%
exercise price $91.21,
expiration date 8/1/35	2,765,000	2,813,388
Medtronic 1.625% exercise price $53.13,
expiration date 4/15/13	1,250,000	1,255,469
NuVasive 2.25% exercise price $44.74,
expiration date 3/15/13	2,914,000	2,917,642
Total Convertible Bonds
(cost $6,722,669)		6,986,499

CORPORATE BONDS–48.73%
Banking – 6.40%
Abbey National Treasury Services
4.00% 4/27/16	2,325,000	2,460,315
#Bank Nederlandse Gemeenten 144A
1.375% 9/27/17	1,308,000	1,315,650
1.75% 10/6/15	1,000	1,028
Bank of America 1.50% 10/9/15	6,115,000	6,150,418
Bank of New York Mellon 1.969% 6/20/17	1,830,000	1,889,288
BB&T 5.20% 12/23/15	1,670,000	1,863,115
•Branch Banking & Trust 0.63% 9/13/16	4,500,000	4,434,030
BVA US Senior 4.664% 10/9/15	1,420,000	1,456,892

Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Banking (continued)
Comerica 3.00% 9/16/15	$2,185,000	$2,308,675
#•Commonwealth Bank of Australia 144A
0.588% 9/17/14	13,340,000	13,390,785
Fifth Third Bancorp 3.625% 1/25/16	1,860,000	1,988,718
Goldman Sachs Group 3.30% 5/3/15	2,995,000	3,123,318
#HSBC Bank 144A 3.10% 5/24/16	3,440,000	3,639,947
JPMorgan Chase
2.00% 8/15/17	1,245,000	1,273,163
3.45% 3/1/16	7,105,000	7,551,258
•JPMorgan Chase Bank 0.64% 6/13/16	605,000	588,658
KeyBank 5.45% 3/3/16	1,780,000	1,991,277
PNC Financial Services Group 2.854% 11/9/22	555,000	559,425
Santander Holdings USA
3.00% 9/24/15	2,385,000	2,430,325
4.625% 4/19/16	795,000	831,799
•SunTrust Bank 0.602% 8/24/15	585,000	568,703
SunTrust Banks 3.60% 4/15/16	1,505,000	1,608,812
•UBS 1.313% 1/28/14	2,195,000	2,209,039
US Bancorp
3.15% 3/4/15	750,000	790,775
4.20% 5/15/14	1,860,000	1,953,450
•USB Capital IX 3.50% 10/29/49	2,220,000	2,009,477
#•USB Realty 144A 1.487% 12/22/49	200,000	172,028
Wachovia
• 0.71% 10/15/16	10,000	9,832
5.625% 10/15/16	20,000	22,950
Wachovia Bank 5.60% 3/15/16	1,655,000	1,863,924
Wells Fargo 2.625% 12/15/16	1,450,000	1,531,721
Wells Fargo Bank
• 0.52% 5/16/16	545,000	533,859
4.75% 2/9/15	500,000	537,280
Zions Bancorporation
4.50% 3/27/17	1,695,000	1,772,556
7.75% 9/23/14	475,000	518,985
		75,351,475
Basic Industry – 4.25%
#Anglo American Capital 144A
2.15% 9/27/13	1,095,000	1,102,965
2.625% 9/27/17	1,750,000	1,787,903
ArcelorMittal 5.00% 2/25/17	8,070,000	8,153,372
Barrick Gold 2.90% 5/30/16	5,025,000	5,276,521
BHP Billiton Finance USA 1.875% 11/21/16	6,860,000	7,079,815
Cabot 2.55% 1/15/18	2,675,000	2,760,549
CF Industries 6.875% 5/1/18	4,740,000	5,797,086
Dow Chemical
3.00% 11/15/22	5,300,000	5,299,428
5.90% 2/15/15	3,415,000	3,769,426
Ecolab 1.45% 12/8/17	1,320,000	1,315,562
#Georgia-Pacific 144A 5.40% 11/1/20	2,365,000	2,818,082
Lubrizol 5.50% 10/1/14	790,000	856,692
#NewMarket 144A 4.10% 12/15/22	570,000	581,162
Rio Tinto Finance USA
1.625% 8/21/17	2,370,000	2,402,265
2.875% 8/21/22	1,065,000	1,074,288
		50,075,116
Brokerage–0.24%
Jefferies Group 5.875% 6/8/14	820,000	867,150
Lazard Group
6.85% 6/15/17	733,000	848,039
7.125% 5/15/15	949,000	1,055,569
		2,770,758
Capital Goods–1.97%
Caterpillar 1.50% 6/26/17	3,665,000	3,715,874
John Deere Capital 1.70% 1/15/20	2,255,000	2,235,589
Precision Castparts 1.25% 1/15/18	6,560,000	6,578,827
United Technologies 1.80% 6/1/17	4,425,000	4,559,741
#URS 144A 3.85% 4/1/17	3,585,000	3,696,655
Waste Management 2.60% 9/1/16	2,365,000	2,479,667
		23,266,353
Communications–5.14%
AT&T 1.70% 6/1/17	6,715,000	6,817,894
#CC Holdings GS V 144A 3.849% 4/15/23	4,695,000	4,786,379
Comcast 5.85% 11/15/15	3,300,000	3,758,591
#COX Communications 144A 5.875% 12/1/16	1,550,000	1,811,074
#Crown Castle Towers 144A 3.214% 8/15/15	795,000	829,401
#Deutsche Telekom International Finance 144A
2.25% 3/6/17	2,975,000	3,053,858
3.125% 4/11/16	2,705,000	2,863,418
DIRECTV Holdings
2.40% 3/15/17	1,980,000	2,030,171
3.50% 3/1/16	1,510,000	1,600,904
Discovery Communications 3.70% 6/1/15	2,650,000	2,824,863
eBay 1.35% 7/15/17	675,000	683,611
Interpublic Group
2.25% 11/15/17	1,155,000	1,139,685
3.75% 2/15/23	1,500,000	1,507,151
Rogers Communications 7.50% 3/15/15	1,262,000	1,438,059
Symantec 2.75% 6/15/17	1,600,000	1,647,166
Telecom Italia Capital
4.95% 9/30/14	345,000	361,043
5.25% 11/15/13	300,000	309,000
Time Warner Cable
5.85% 5/1/17	6,205,000	7,337,233
7.50% 4/1/14	1,420,000	1,539,112
8.25% 2/14/14	495,000	536,354
Verizon Communications
• 0.92% 3/28/14	2,200,000	2,213,697
2.00% 11/1/16	8,835,000	9,152,079
Virgin Media Secured Finance 6.50% 1/15/18	2,200,000	2,378,750
		60,619,493
Consumer Cyclical–5.20%
Amazon.com 2.50% 11/29/22	3,830,000	3,783,155
*Brinker International 5.75% 6/1/14	1,000,000	1,058,152
Costco Wholesale 1.70% 12/15/19	7,215,000	7,276,010
Dollar General 4.125% 7/15/17	465,000	490,575
Ford Motor Credit
3.984% 6/15/16	1,200,000	1,275,221
4.25% 2/3/17	4,285,000	4,594,797
Historic TW 6.875% 6/15/18	1,340,000	1,690,632
#Hyundai Capital America 144A
2.125% 10/2/17	260,000	262,156
4.00% 6/8/17	1,445,000	1,561,130

Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Consumer Cyclical (continued)
Lowe’s 1.625% 4/15/17	$5,440,000	$5,572,475
•Target 0.495% 7/18/14	8,700,000	8,729,346
Time Warner
3.15% 7/15/15	2,200,000	2,327,912
5.875% 11/15/16	2,145,000	2,513,775
Viacom 2.50% 12/15/16	4,960,000	5,176,524
Walgreen 1.80% 9/15/17	7,175,000	7,223,087
Wal-Mart Stores 1.50% 10/25/15	1,970,000	2,029,057
Walt Disney 2.35% 12/1/22	1,705,000	1,724,452
Wyndham Worldwide 2.95% 3/1/17	3,880,000	3,971,358
		61,259,814
Consumer Non-Cyclical–7.52%
#AbbVie 144A 1.75% 11/6/17	5,475,000	5,540,962
#ADT 144A 2.25% 7/15/17	1,650,000	1,638,648
Anheuser-Busch 5.60% 3/1/17	1,990,000	2,345,125
Anheuser-Busch InBev Worldwide
1.375% 7/15/17	5,450,000	5,513,433
Brown-Forman 1.00% 1/15/18	2,920,000	2,907,009
CareFusion 6.375% 8/1/19	980,000	1,170,206
CR Bard 1.375% 1/15/18	5,465,000	5,500,528
Dr. Pepper Snapple Group 2.00% 1/15/20	4,395,000	4,388,851
#Express Scripts Holding 144A
2.65% 2/15/17	960,000	998,787
3.50% 11/15/16	3,660,000	3,916,698
#Heineken 144A 1.40% 10/1/17	7,635,000	7,620,653
Ingredion 1.80% 9/25/17	2,460,000	2,446,581
#Korea Expressway 144A 1.875% 10/22/17	1,855,000	1,843,495
Kraft Foods 2.625% 5/8/13	1,750,000	1,761,247
#Kraft Foods Group 144A 2.25% 6/5/17	5,115,000	5,296,097
Laboratory Corporation of America Holdings
2.20% 8/23/17	2,055,000	2,111,663
Molson Coors Brewing 2.00% 5/1/17	4,240,000	4,348,056
Newell Rubbermaid 2.05% 12/1/17	1,160,000	1,176,796
#Pernod-Ricard 144A 2.95% 1/15/17	3,560,000	3,747,708
Quest Diagnostics
3.20% 4/1/16	3,325,000	3,509,694
5.45% 11/1/15	2,200,000	2,444,455
#SABMiller Holdings 144A 2.45% 1/15/17	4,980,000	5,196,122
Stryker 2.00% 9/30/16	5,005,000	5,216,316
Western Union
2.875% 12/10/17	1,595,000	1,582,207
3.65% 8/22/18	610,000	624,321
#Woolworths 144A
2.55% 9/22/15	4,385,000	4,557,730
3.15% 4/12/16	15,000	15,743
Yale University 2.90% 10/15/14	1,105,000	1,153,527
		88,572,658
Electric–1.71%
*American Electric Power 1.65% 12/15/17	2,770,000	2,783,000
Appalachian Power 3.40% 5/24/15	1,445,000	1,527,593
CenterPoint Energy 5.95% 2/1/17	1,675,000	1,947,742
Duke Energy Carolinas 1.75% 12/15/16	4,890,000	5,018,069
#GDF Suez 144A 1.625% 10/10/17	5,370,000	5,374,870
Jersey Central Power & Light 5.625% 5/1/16	1,825,000	2,072,196
Public Service Electric & Gas 2.70% 5/1/15	1,400,000	1,462,010
		20,185,480
Energy–5.98%
Apache
1.75% 4/15/17	3,490,000	3,587,451
2.625% 1/15/23	1,500,000	1,500,473
#BG Energy Capital 144A 2.875% 10/15/16	3,535,000	3,734,349
Chevron 2.355% 12/5/22	2,215,000	2,223,415
EOG Resources 2.625% 3/15/23	1,405,000	1,418,040
Murphy Oil
2.50% 12/1/17	1,975,000	1,989,467
3.70% 12/1/22	1,190,000	1,187,913
National Oilwell Varco 1.35% 12/1/17	7,130,000	7,183,888
Noble Holding International 3.05% 3/1/16	6,710,000	7,006,334
Occidental Petroleum
1.50% 2/15/18	3,630,000	3,681,060
2.70% 2/15/23	595,000	608,435
Petrobras International Finance 3.50% 2/6/17	5,455,000	5,734,552
Petrohawk Energy 7.875% 6/1/15	5,135,000	5,364,560
#Schlumberger Investment 144A 1.95% 9/14/16	2,875,000	2,953,677
#Schlumberger Norge 144A 1.95% 9/14/16	3,675,000	3,775,570
Sempra Energy 2.30% 4/1/17	3,460,000	3,596,428
Shell International Finance
2.25% 1/6/23	1,920,000	1,901,061
3.10% 6/28/15	980,000	1,038,799
Statoil 1.80% 11/23/16	5,225,000	5,377,758
Transocean
2.50% 10/15/17	2,025,000	2,048,601
5.05% 12/15/16	2,735,000	3,047,963
Weatherford Bermuda 5.15% 3/15/13	16,000	16,128
#Woodside Finance 144A
4.50% 11/10/14	1,100,000	1,164,010
8.125% 3/1/14	290,000	312,988
		70,452,920
Finance Companies–2.39%
#CDP Financial 144A 3.00% 11/25/14	2,065,000	2,159,170
#ERAC USA Finance 144A
1.40% 4/15/16	4,160,000	4,191,246
2.25% 1/10/14	3,120,000	3,152,582
2.75% 7/1/13	585,000	591,293
General Electric Capital
• 0.568% 9/15/14	1,390,000	1,388,917
# 144A 3.80% 6/18/19	1,605,000	1,712,707
5.625% 5/1/18	12,605,000	14,986,451
		28,182,366
Insurance–2.04%
American International Group 8.25% 8/15/18	2,935,000	3,865,336
•Chubb 6.375% 3/29/67	1,190,000	1,303,050
MetLife
1.756% 12/15/17	3,605,000	3,666,094
6.75% 6/1/16	2,015,000	2,388,317
#Metropolitan Life Global Funding I 144A
3.125% 1/11/16	2,965,000	3,145,174
Principal Financial Group 1.85% 11/15/17	3,665,000	3,688,665
Prudential Financial 3.875% 1/14/15	30,000	31,757
WellPoint 1.875% 1/15/18	5,925,000	6,005,776
		24,094,169

Limited-Term Diversified Income Series-9

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Natural Gas–1.37%
Energy Transfer Partners 8.50% 4/15/14	$93,000	$101,158
Enterprise Products Operating
3.20% 2/1/16	2,500,000	2,643,538
9.75% 1/31/14	805,000	880,980
ONEOK Partners 2.00% 10/1/17	5,785,000	5,839,667
TransCanada Pipelines
3.40% 6/1/15	1,480,000	1,572,580
• 6.35% 5/15/67	415,000	445,256
Williams Partners 7.25% 2/1/17	3,821,000	4,646,069
		16,129,248
Real Estate–0.95%
Health Care REIT 3.625% 3/15/16	2,490,000	2,631,362
MACK-CALI Realty 2.50% 12/15/17	2,610,000	2,640,965
Simon Property Group 2.80% 1/30/17	5,650,000	5,967,225
		11,239,552
Technology–3.01%
Autodesk 1.95% 12/15/17	1,305,000	1,300,038
Corning 1.45% 11/15/17	2,730,000	2,743,953
Hewlett-Packard
3.00% 9/15/16	1,830,000	1,843,311
3.30% 12/9/16	1,565,000	1,594,460
Intel 2.70% 12/15/22	2,080,000	2,081,600
International Business Machines 1.25% 2/6/17	6,800,000	6,878,648
Microsoft 2.125% 11/15/22	1,925,000	1,910,368
National Semiconductor 6.60% 6/15/17	925,000	1,143,482
NetApp
2.00% 12/15/17	1,900,000	1,895,450
3.25% 12/15/22	1,335,000	1,316,972
Oracle
2.50% 10/15/22	3,465,000	3,503,777
5.75% 4/15/18	185,000	225,409
#Seagate Technology International 144A
10.00% 5/1/14	1,205,000	1,302,906
Xerox
• 1.13% 5/16/14	1,410,000	1,407,525
4.25% 2/15/15	3,500,000	3,682,781
6.35% 5/15/18	2,250,000	2,597,927
		35,428,607
Transportation – 0.56%
Burlington Northern Santa Fe 7.00% 2/1/14	1,585,000	1,692,446
CSX 5.60% 5/1/17	950,000	1,110,817
#Penske Truck Leasing 144A
3.375% 3/15/18	1,720,000	1,737,480
3.75% 5/11/17	1,950,000	2,042,473
		6,583,216
Total Corporate Bonds
(cost $558,067,643)		574,211,225

MUNICIPAL BONDS–1.37%
California State Department of Water Resources
Power Supply Revenue 5.00% 5/1/13	4,370,000	4,440,488
Railsplitter Tobacco Settlement Authority,
Illinois Revenue 5.00% 6/1/15	1,475,000	1,605,597
State of California 2.50% 6/20/13	10,000,000	10,102,500
Total Municipal Bonds
(cost $16,043,380)		16,148,585

NON-AGENCY ASSET-BACKED
SECURITIES–20.81%
•Ally Master Owner Trust
Series 2010-4 A 1.279% 8/15/17	3,465,000	3,522,637
Series 2011-1 A1 1.079% 1/15/16	8,470,000	8,525,283
Series 2012-3 A1 0.909% 6/15/17	6,500,000	6,540,105
•American Express Credit Account Master Trust
Series 2011-1 A 0.379% 4/17/17	3,270,000	3,277,093
Series 2011-1 B 0.909% 4/17/17	1,250,000	1,258,051
Series 2011-2 A 0.329% 6/15/16	2,310,000	2,311,361
Series 2012-4 A 0.449% 5/15/20	4,500,000	4,508,663
•Ameriquest Mortgage Securities
Series 2003-11 AF6 5.64% 12/25/33	28,014	28,558
#•ARI Fleet Lease Trust 144A
Series 2012-A A 0.759% 3/15/20	3,439,079	3,448,695
Series 2012-B A 0.509% 1/15/21	5,758,080	5,759,629
•Bank of America Credit Card Trust
Series 2007-A4 A4 0.249% 11/15/19	2,150,000	2,128,631
Series 2007-A6 A6 0.269% 9/15/16	2,115,000	2,115,034
Series 2008-C5 C5 4.959% 3/15/16	7,550,000	7,813,812
BMW Vehicle Lease Trust
Series 2012-1 A3 0.75% 2/20/15	3,075,000	3,085,526
#•Cabela’s Master Credit Card Trust 144A
Series 2010-2A A2 0.909% 9/17/18	2,295,000	2,317,154
Series 2012-2A A2 0.689% 6/15/20	9,000,000	9,020,042
Capital One Multi-Asset Execution Trust
• Series 2004-A1 A1 0.419% 12/15/16	2,860,000	2,864,925
• Series 2006-A5 A5 0.269% 1/15/16	2,445,000	2,444,949
• Series 2007-A5 A5 0.249% 7/15/20	5,250,000	5,209,790
Series 2007-A7 A7 5.75% 7/15/20	665,000	808,663
Chase Funding Mortgage Loan
Asset-Backed Certificates
Series 2002-3 1A6 4.707% 6/25/32	28,872	29,088
•Chase Issuance Trust
Series 2012-A6 A 0.339% 8/15/17	6,000,000	6,004,776
Series 2012-A9 A9 0.359% 10/16/17	5,000,000	5,002,815
Series 2012-A10 A10 0.47% 12/16/19	5,580,000	5,580,000
#•Chesapeake Funding 144A
Series 2009-2A A 1.959% 9/15/21	7,141,336	7,186,084
Series 2012-1A A 0.963% 11/7/23	4,080,000	4,089,221
Series 2012-2A A 0.658% 5/7/24	4,030,000	4,030,000
#•Citibank Omni Master Trust
Series 2009-A14A A14 144A
2.959% 8/15/18	7,875,000	8,192,252
Conseco Financial
Series GT 1997-6 A8 7.07% 1/15/29	213,679	230,318
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	235,000	284,377
• Series 2010-A1 A1 0.859% 9/15/15	4,000,000	4,004,356
• Series 2011-A1 A1 0.559% 8/15/16	1,495,000	1,499,016
• Series 2011-A3 A 0.419% 3/15/17	4,580,000	4,593,680
• Series 2011-A4 A4 0.559% 5/15/19	1,000,000	1,005,652
• Series 2012-A4 A4 0.579% 11/15/19	5,135,000	5,167,238
• Series 2012-A5 A5 0.409% 1/16/18	4,350,000	4,354,898
#Enterprise Fleet Financing 144A
Series 2011-3 A2 1.62% 5/20/17	3,018,807	3,039,945
Series 2012-1 A2 1.14% 11/20/17	470,000	472,482

Limited-Term Diversified Income Series-10

Delaware VIP ® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S. $)
NON-AGENCY ASSET-BACKED
SECURITIES (continued)
•Ford Credit Floorplan Master Owner Trust
# Series 2010-3 A2 144A 1.909% 2/15/17	$7,375,000	$7,588,823
Series 2011-1 A2 0.809% 2/15/16	3,485,000	3,499,390
GE Capital Credit Card Master Note Trust
• Series 2011-1 A 0.759% 1/15/17	1,100,000	1,105,524
• Series 2011-2 A 0.689% 5/15/19	1,750,000	1,764,634
• Series 2011-3 A 0.439% 9/15/16	3,600,000	3,603,247
Series 2012-6 A 1.36% 8/17/20	1,005,000	1,015,109
•GE Dealer Floorplan Master Note Trust
Series 2012-1 A 0.781% 2/20/17	3,605,000	3,622,884
Series 2012-2 A 0.961% 4/22/19	12,920,000	13,042,015
Series 2012-3 A 0.701% 6/20/17	8,355,000	8,392,472
#Golden Credit Card Trust 144A
• Series 2011-2A A 0.609% 10/15/15	2,665,000	2,666,799
Series 2012-2A A1 1.77% 1/15/19	940,000	968,054
• Series 2012-3A A 0.659% 7/17/17	7,725,000	7,760,883
Series 2012-5A A 0.79% 9/15/17	1,035,000	1,037,650
#•Gracechurch Card Funding
Series 2012-1A A1 144A 0.909% 2/15/17	7,315,000	7,385,604
#•MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35	6,657	6,748
MBNA Credit Card Master Note Trust
Series 2004-B1 B1 4.45% 8/15/16	2,525,000	2,638,981
#•Mercedes-Benz Master Owner Trust
Series 2012-BA A 144A 0.482% 11/15/16	3,450,000	3,450,000
#•Navistar Financial Dealer Note Master Trust
Series 2011-1 A 144A 1.36% 10/25/16	1,390,000	1,400,564
#Navistar Financial Owner Trust
Series 2012-A A2 144A 0.85% 3/18/15	1,745,000	1,746,913
•Nissan Master Owner Trust Receivables
# Series 2010-AA A 144A 1.359% 1/15/15	4,165,000	4,166,683
Series 2012-A A 0.679% 5/15/17	9,340,000	9,362,284
#•Penarth Master Issuer
Series 2011-2A A1 144A 0.959% 11/18/15	3,100,000	3,112,298
#•PFS Financing
Series 2010-DA A 1.659% 2/15/15	3,075,000	3,074,616
Series 2012-AA A 1.409% 2/15/16	3,295,000	3,322,003
•Residential Asset Securities
Series 2006-KS3 AI3 0.38% 4/25/36	50,771	48,806
Residential Funding Mortgage Securities II
Series 2001-HS2 A5 7.42% 4/25/31	830	828
#•Trafigura Securitisation Finance
Series 2012-1A A 144A 2.609% 10/15/15	1,977,000	2,004,493
#•Volkswagen Credit Auto Master Trust
Series 2011-1A Note 144A 0.891% 9/20/16	5,640,000	5,679,508
Total Non-Agency Asset-Backed
Securities (cost $244,926,227)		245,222,612

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–0.02%
•American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35	47,654	48,230
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	55,554	58,256
Series 2005-6 7A1 5.50% 7/25/20	42,231	43,948
Citicorp Mortgage Securities
Series 2006-4 3A1 5.50% 8/25/21	27,683	28,797
t•Countrywide Home Loan Mortgage
Pass Through Trust
Series 2003-21 A1 3.105% 5/25/33	9,219	9,253
Series 2003-46 1A1 3.04% 1/19/34	8,675	8,722
#•GSMPS Mortgage Loan Trust
Series 1998-3 A 144A 7.75% 9/19/27	12,006	12,704
•MASTR ARM Trust
Series 2003-6 1A2 2.825% 12/25/33	7,860	7,830
Series 2005-6 7A1 5.316% 6/25/35	34,676	34,044
tWashington Mutual Mortgage Pass
Through Certificates
Series 2003-S10 A2 5.00% 10/25/18	26,584	27,442
Total Non-Agency Collateralized
Mortgage Obligations (cost $251,759)		279,226

U.S. TREASURY OBLIGATIONS–4.63%
U.S. Treasury Notes
0.625% 11/30/17	6,805,000	6,783,204
0.75% 12/31/17	1,640,000	1,642,947
∞ 3.125% 8/31/13	45,225,000	46,111,931
Total U.S. Treasury Obligations
(cost $54,988,025)		54,538,082

	Number of
	Shares
PREFERRED STOCK–0.24%
•PNC Financial Services Group 8.25%	2,765,000	2,827,213
Total Preferred Stock
(cost $2,587,573)		2,827,213

	Principal
	Amount
	(U.S. $)
ΔSOVEREIGN BOND–0.15%
Norway–0.15%
#Kommunalbanken 144A 1.00% 9/26/17	$1,726,000	1,727,300
Total Sovereign Bond
(cost $1,720,045)		1,727,300

Limited-Term Diversified Income Series-11

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal	Market
	Amount	Value
	(U.S. $)	(U.S. $)
SHORT-TERM INVESTMENTS–13.37%
≠Discount Note–4.65%
Federal Home Loan Bank Discount Notes
0.075% 1/4/13	$5,726,546	$5,726,541
0.10% 1/18/13	4,142,814	4,142,798
0.10% 1/23/13	16,170,509	16,170,411
0.12% 4/2/13	1,360,293	1,360,089
0.125% 3/6/13	14,039,789	14,038,806
0.13% 2/6/13	10,902,143	10,901,827
0.135% 2/15/13	2,398,471	2,398,383
		54,738,855
Repurchase Agreements–0.95%
Bank of America 0.11%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price
$7,555,110 (collateralized by U.S. Government
obligations 0.25%-2.375% 2/28/15-12/15/15;
market value $7,706,165)	7,555,064	7,555,064
BNP Paribas 0.15%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price
$3,653,761 (collateralized by U.S. Government
obligations 0.125%-0.25% 12/31/14-5/15/15;
market value $3,726,805)	3,653,730	3,653,730
		11,208,794
≠U.S. Treasury Obligations–7.77%
U.S. Treasury Bills
0.04% 1/17/13	73,910,000	73,909,484
0.04% 3/21/13	10,485,195	10,484,461
0.04% 3/28/13	7,145,027	7,144,477
		91,538,422
Total Short-Term Investments
(cost $157,480,092)		157,486,071

Total Value of Securities Before Securities
Lending Collateral–112.19%
(cost $1,302,173,379)		1,321,954,957

	Number of
	Shares
**SECURITIES LENDING COLLATERAL–0.01%
Investment Companies
Delaware Investments Collateral Fund No. 1	64,124	64,124
†@ Mellon GSL Reinvestment Trust II	66,475	0
Total Securities Lending Collateral
(cost $130,599)		64,124

TOTAL VALUE OF SECURITIES–112.20% (cost $1,302,303,978)		1,322,019,081 ©
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(0.01%)		(130,599)
z«OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(12.19%)		(143,608,289)
NET ASSETS APPLICABLE TO 117,235,057 SHARES OUTSTANDING–100.00%		$1,178,280,193
NET ASSET VALUE–DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERIES
STANDARD CLASS ($51,193,669 / 5,060,865 Shares)		$10.12
NET ASSET VALUE–DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERIES
SERVICE CLASS ($1,127,086,524 / 112,174,192 Shares)		$10.05
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2012:
Shares of beneficial interest (unlimited authorization–no par)		$1,161,605,517
Undistributed net investment income		3,900,166
Accumulated net realized loss on investments		(2,850,578)
Unrealized appreciation of investments and derivatives		15,625,088
Total net assets		$1,178,280,193
____________________

•	Variable rate security. The rate shown is the rate as of December 31, 2012. Interest rates reset periodically.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2012, the aggregate value of Rule 144A securities was $226,927,544, which represented 19.26% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
*	Fully or partially on loan.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to Financial Statements” for additional information on securities lending collateral.
@	Illiquid security. At December 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
†	Non income producing security.
©	Includes $126,803 of securities loaned.
z	Of this amount, $151,027,470 represents payable for securities purchased as of December 31, 2012.
«	Includes foreign currency valued at $1,395,746 with a cost of $1,361,676.

Limited-Term Diversified Income Series-12

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at December 31, 2012:1

Foreign Currency Exchange Contracts

					Unrealized
				Settlement	Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For	Date	(Depreciation)
JPMC	EUR	2,356,003	USD (3,047,725)	2/1/13	$62,157

Futures Contracts

				Unrealized
	Notional	Notional		Appreciation
Contracts to Buy	Cost	Value	Expiration Date	(Depreciation)
215 U.S. Treasury 10 yr Notes	$28,644,319	$28,547,969	3/29/13	$(96,350)

Swap Contracts
CDS Contracts

				Annual		Unrealized
		Notional		Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.19	USD	4,000,000	5.00%	12/20/17	$19,969
BAML	ITRAXX Europe Subordinate 18.1 5 yr CDS	EUR	11,385,000	5.00%	12/20/17	(814,497)
BCLY	ITRAXX Europe Subordinate 18.1 5 yr CDS	EUR	15,290,000	5.00%	12/20/17	(1,120,368)
HSBC	ITRAXX Europe Subordinate 18.1 5 yr CDS	EUR	3,830,000	5.00%	12/20/17	(280,641)
JPMC	CDX.NA.HY.19	USD	4,000,000	5.00%	12/20/17	17,493
JPMC	ITRAXX Europe Subordinate 18.1 5 yr CDS	EUR	24,360,000	5.00%	12/20/17	(1,787,630)
MSC	CDX.NA.HY.19	USD	3,725,000	5.00%	12/20/17	16,291
						$(3,949,383)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

____________________
1See Note 8 in “Notes to Financial Statements.”

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
CDS – Credit Default Swap
EUR – European Monetary Unit
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
JPMC – JPMorgan Chase Bank
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
USD – United States Dollar
yr – Year

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-13

Delaware VIP® Trust —
Delaware VIP Limited-Term Diversified Income Series
Statement of Operations
Year Ended December 31, 2012

INVESTMENT INCOME:
Interest	$16,316,098
Dividends	228,112
Securities lending income	5,481
16,549,691

EXPENSES:
Management fees	5,336,588
Distribution expenses – Service Class	3,163,098
Accounting and administration expenses	430,288
Reports and statements to shareholders	121,533
Dividend disbursing and transfer agent fees and expenses	95,272
Legal fees	81,883
Audit and tax	51,801
Trustees’ fees	48,501
Custodian fees	28,428
Registration fees	24,977
Pricing fees	21,376
Insurance fees	18,135
Consulting fees	12,152
Dues and services	5,794
Trustees’ expenses	3,392
9,443,218
Less waived distribution expenses – Service Class	(527,183)
Less expense paid indirectly	(1)
Total operating expenses	8,916,034

NET INVESTMENT INCOME	7,633,657

NET REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net realized gain (loss) on:
Investments	13,759,843
Futures contracts	(1,383,819)
Foreign currencies	(239,880)
Foreign currency exchange contracts	165,053
Swap contracts	(1,345,445)
Net realized gain	10,955,752
Net change in unrealized appreciation (depreciation) of:
Investments	11,165,165
Futures contracts	444,396
Foreign currencies	34,359
Foreign currency exchange contracts	62,157
Swap contracts	(4,100,967)
Net change in unrealized appreciation (depreciation)	7,605,110

NET REALIZED AND UNREALIZED GAIN	18,560,862

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$26,194,519

Delaware VIP Trust —
Delaware VIP Limited-Term Diversified Income Series
Statements of Changes in Net Assets

	Year Ended
	12/31/12	12/31/11
INCREASE IN NET ASSETS
FROM OPERATIONS:
Net investment income	$7,633,657	$8,013,866
Net realized gain	10,955,752	11,467,999
Net change in unrealized
appreciation (depreciation)	7,605,110	1,843,822
Net increase in net assets resulting
from operations	26,194,519	21,325,687

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(812,024)	(782,497)
Service Class	(15,128,129)	(13,210,609)
Net realized gain:
Standard Class	(365,451)	(619,137)
Service Class	(7,897,175)	(11,744,538)
	(24,202,779)	(26,356,781)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	18,076,237	16,955,952
Service Class	226,323,904	361,530,947
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	1,172,488	1,407,657
Service Class	22,917,280	25,009,877
	268,489,909	404,904,433
Cost of shares redeemed:
Standard Class	(11,587,487)	(14,048,159)
Service Class	(61,915,226)	(119,533,536)
	(73,502,713)	(133,581,695)
Increase in net assets derived from capital
share transactions	194,987,196	271,322,738

NET INCREASE IN NET ASSETS	196,978,936	266,291,644

NET ASSETS:
Beginning of year	981,301,257	715,009,613
End of year (including undistributed
(distributions in excess of) net
investment income of $3,900,166 and
$(10,786), respectively)	$1,178,280,193	$981,301,257

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-14

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Standard Class
	Year Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$10.090	$10.150	$10.010	$9.190	$9.670

Income (loss) from investment operations:
Net investment income[1]	0.095	0.119	0.193	0.358	0.418
Net realized and unrealized gain (loss)	0.183	0.171	0.248	0.809	(0.451)
Total from investment operations	0.278	0.290	0.441	1.167	(0.033)

Less dividends and distributions from:
Net investment income	(0.171)	(0.193)	(0.240)	(0.347)	(0.447)
Net realized gain	(0.077)	(0.157)	(0.061)	–	–
Total dividends and distributions	(0.248)	(0.350)	(0.301)	(0.347)	(0.447)

Net asset value, end of period	$10.120	$10.090	$10.150	$10.010	$9.190

Total return[2]	2.78%	2.91%	4.45%	12.77%	(0.28% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$51,194	$43,427	$39,362	$30,513	$25,357
Ratio of expenses to average net assets	0.57%	0.58%	0.60%	0.62%	0.63%
Ratio of expenses to average net assets prior to fees waived	0.57%	0.58%	0.60%	0.62%	0.67%
Ratio of net investment income to average net assets	0.93%	1.17%	1.90%	3.69%	4.46%
Ratio of net investment income to average net assets prior to fees waived	0.93%	1.17%	1.90%	3.69%	4.42%
Portfolio turnover	284%	432%	443%	358%	339%
____________________

[1]The average shares outstanding method has been applied for per share information.
[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-15

Delaware VIP® Limited-Term Diversified Income Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Service Class
	Year Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

Net asset value, beginning of period	$10.020	$10.090	$9.940	$9.130	$9.610

Income (loss) from investment operations:
Net investment income[1]	0.069	0.093	0.167	0.334	0.395
Net realized and unrealized gain (loss)	0.182	0.161	0.257	0.798	(0.452)
Total from investment operations	0.251	0.254	0.424	1.132	(0.057)

Less dividends and distributions from:
Net investment income	(0.144)	(0.167)	(0.213)	(0.322)	(0.423)
Net realized gain	(0.077)	(0.157)	(0.061)	–	–
Total dividends and distributions	(0.221)	(0.324)	(0.274)	(0.322)	(0.423)

Net asset value, end of period	$10.050	$10.020	$10.090	$9.940	$9.130

Total return[2]	2.53%	2.56%	4.31%	12.57%	(0.64% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,127,086	$937,874	$675,648	$371,429	$84,412
Ratio of expenses to average net assets	0.82%	0.83%	0.85%	0.87%	0.88%
Ratio of expenses to average net assets prior to fees waived	0.87%	0.88%	0.90%	0.92%	0.97%
Ratio of net investment income to average net assets	0.68%	0.92%	1.65%	3.44%	4.21%
Ratio of net investment income to average net assets prior to fees waived	0.63%	0.87%	1.60%	3.39%	4.12%
Portfolio turnover	284%	432%	443%	358%	339%
____________________

[1]The average shares outstanding method has been applied for per share information.
[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-16

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Notes to Financial Statements
December 31, 2012

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Limited-Term Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market date factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and ask prices of the contracts, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (December 31, 2009 – December 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes, the Series only has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting—Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 31, 2012.

To Be Announced Trades—The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally isolates that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Limited-Term Diversified Income Series-17

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2012.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2012, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2012, the Series was charged $53,938 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. The Series pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2013 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2012, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$478,660	$12,288	$237,585	$31,726
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2012, the Series was charged $33,002 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Limited-Term Diversified Income Series-18

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

3. Investments
For the year ended December 31, 2012, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$2,838,696,542
Purchases of U.S. government securities	303,596,137
Sales other than U.S. government securities	2,654,737,406
Sales of U.S. government securities	288,112,195

At December 31, 2012, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$1,306,250,172	$22,178,560	$(6,409,651)	$15,768,909

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed and Mortgage-Backed Securities	$–	$500,445,490	$7,584,492	$508,029,982
Corporate Debt	–	581,197,724	–	581,197,724
Foreign Debt	–	1,727,300	–	1,727,300
Municipal Bonds	–	16,148,585	–	16,148,585
Preferred Stock	–	2,827,213	–	2,827,213
Short-Term Investments	–	157,486,071	–	157,486,071
U.S. Treasury Obligations	–	54,538,082	–	54,538,082
Securities Lending Collateral	–	64,124	–	64,124
Total	$–	$1,314,434,589	$7,584,492	$1,322,019,081

Foreign Currency Exchange Contracts	$–	$62,157	$–	$62,157
Futures Contracts	(96,350)	–	–	(96,350)
Swap Contracts	–	(3,949,383)	–	(3,949,383)

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the year ended December 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

Limited-Term Diversified Income Series-19

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2012 and 2011 was as follows:

	Year	Year
	Ended	Ended
	12/31/12	12/31/11
Ordinary income	$22,170,775	$22,025,557
Long-term capital gain	2,032,004	4,331,224
	$24,202,779	$26,356,781

5. Components of Net Assets on a Tax Basis
As of December 31, 2012, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,161,605,517
Undistributed ordinary income	871,409
Other temporary differences	4,090,180
Unrealized appreciation	11,713,087
Net assets	$1,178,280,193

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of CDS contracts, contingent payment debt instruments, mark-to market of futures and forwards contracts, and market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of foreign currency gain (loss), dividends and distributions, CDS contracts, market discount and premium on debt instruments and paydown gains (losses) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2012, the Series recorded the following reclassifications.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$12,217,448	$(12,217,448)

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/12	12/31/11
Shares sold:
Standard Class	1,782,404	1,677,412
Service Class	22,457,572	35,986,137

Shares issued upon reinvestment of dividends and distributions:
Standard Class	115,711	140,035
Service Class	2,276,542	2,504,610
	26,632,229	40,308,194

Shares redeemed:
Standard Class	(1,141,836)	(1,389,909)
Service Class	(6,142,348)	(11,895,792)
	(7,284,184)	(13,285,701)
Net increase	19,348,045	27,022,493

Limited-Term Diversified Income Series-20

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on November 13, 2012.

On November 13, 2012, the Series, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit under the agreement expires on November 12, 2013. The Series had no amounts outstanding as of December 31, 2012 or at any time during the year then ended.

8. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Futures Contracts
A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objectives. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts
During the year ended December 31, 2012, the Series entered into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the year ended December 31, 2012.

Swap Contracts
The Series may enter into CDS contracts in the normal course of pursuing its investment objectives. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

Limited-Term Diversified Income Series-21

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
During the year ended December 31, 2012, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. The Series had posted $9,520,000 cash collateral for certain open derivatives.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of December 31, 2012 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets		Statement of
	Location	Fair Value	Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Other liabilities net of receivables and other assets	$62,157	Other liabilities net of receivables and other assets	$–

Interest rate contracts (Futures contracts)	Other liabilities net of receivables and other assets	–	Other liabilities net of receivables and other assets	(96,350)

Credit contracts (Swap contracts)	Other liabilities net of receivables and other assets	53,753	Other liabilities net of receivables and other assets	(4,003,136)
Total		$115,910		$(4,099,486)

The effect of derivative instruments on the statement of operations for the year ended December 31, 2012 was as follows:

			Change in Unrealized
	Location of Gain or	Realized Gain or	Appreciation or Depreciation
	Loss on Derivatives	Loss on Derivatives	on Derivatives Recognized
	Recognized in Income	Recognized in Income	in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$165,053	$62,157

Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,383,819)	444,396

Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(1,345,445)	(4,100,967)
Total		$(2,564,211)	$(3,594,414)

Limited-Term Diversified Income Series-22

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the year ended December 31, 2012.

	Long		Short
	Derivative		Derivative
	Volume		Volume
Forward foreign currency exchange contracts (Average cost)	USD	1,430,984	USD	22,906
Futures contracts (Average notional value)		4,703,055		7,586,589
Options contracts (Average notional value)		5,357		–
Swap contracts (Average notional value)*		13,835,075		2,371,353
	EUR	39,356,448		–
____________________

*Long represents buying protection and short represents selling protection.

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At December 31, 2012, the value of securities on loan was $126,803, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2012, the value of invested collateral was $64,124. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Limited-Term Diversified Income Series-23

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

10. Credit and Market Risk (continued)
The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2012 that would require recognition or disclosure in the Series’ financial statements.

Limited-Term Diversified Income Series-24

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP Limited-Term Diversified Income Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP Limited-Term Diversified Income Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2013

Limited-Term Diversified Income Series-25

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Other Series Information (Unaudited)

Board Consideration of Delaware VIP Limited-Term Diversified Income Series Investment Advisory Agreement

At a meeting held on August 21-23, 2012 (“Annual Meeting”), the Board of Trustees (“Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware VIP Limited-Term Diversified Income Series (“Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011, Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all short-intermediate investment-grade debt funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (“Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee was in the quartile with the second highest expenses of its Expense Group and the total expenses were in the quartile with the highest expenses of its Expense Group. The Series’ total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered various initiatives implemented by Management. The Board was satisfied with Management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective and noted 12b-1 waivers in place through April 2013.

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management profitability analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and

Limited-Term Diversified Income Series-26

Delaware VIP® Limited-Term Diversified Income Series
Other Series Information (Unaudited) (continued)

Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. The Board also noted that the Series’ assets exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.

Tax Information

For the fiscal year ended December 31, 2012, the Series designates distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gain	Income	Total
Distributions	Distributions	Distributions
(Tax Basis)	(Tax Basis)	(Tax Basis)
8.40%	91.60%	100.00%
____________________

(A) and (B) are based on a percentage of the Series’ total distributions.

Limited-Term Diversified Income Series-27

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	71	Director and Audit
2005 Market Street	President,	since August 16, 2006	various executive capacities		Committee Member —
Philadelphia, PA	Chief Executive		at different times at		Kaydon Corp.
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer			Board of Governors
April 1963		since August 1, 2006			Member — Investment
Company Institute (ICI)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	71	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(2007–2011)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
Joseph W. Chow	Trustee	Since	Executive Vice President	71	Director and Audit
2005 Market Street		January 2013	(Emerging Economies Strategies,		Committee
Philadelphia, PA 19103			Risk and Corporate Administration)		Member — Hercules
			State Street Corporation		Technology Growth
January 1953			(July 2004–March 2011)		Capital, Inc.
John A. Fry	Trustee	Since	President	71	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director and Audit
May 1960			Franklin & Marshall College		Committee Member —
			(June 2002–July 2010)		Community Health
Systems

Director — Ecore
International
(2009–2010)
Anthony D. Knerr	Trustee	Since	Managing Director —	71	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Private Investor	71	None
2005 Market Street		March 2005	(2004–Present)
Philadelphia, PA
19103

June 1947

Limited-Term Diversified Income Series-28

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
Frances A. Sevilla-Sacasa	Trustee	Since	Chief Executive Officer —	71	Trust Manager —
2005 Market Street		September 2011	Banco Itaú Europa		Camden Property Trust
Philadelphia, PA			International		(2011–Present)
19103			(April 2012–Present)

January 1956			Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Thomas K. Whitford	Trustee	Since	Vice Chairman	71	None
2005 Market Street		January 2013	(2010–Present)
Philadelphia, PA 19103			Chief Administrative
Officer (2008–2010)
March 1956			and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	71	Director, Audit
2005 Market Street		April 1999	(January 2006–Present)		Committee Member
Philadelphia, PA			Vice President — Mergers		and Investment
19103			& Acquisitions		Committee Member
			(January 2003–January 2006),		Okabena Company
July 1948			and
			Vice President and Treasurer		Chair — 3M
			(July 1995–January 2003)		Investment Management
			3M Corporation		Company
(January 2005–July 2012)
J. Richard Zecher	Trustee	Since	Founder —	71	Director and Compensation
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		P/E Investments
P/E Investments
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	71	None[3]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	71	None[3]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972

Limited-Term Diversified Income Series-29

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
OFFICERS (continued)
David P. O’Connor	Executive Vice	Executive Vice President	David P. O’Connor has served in	71	None[3]
2005 Market Street	President,	since February 2012;	various executive and legal
Philadelphia, PA	General Counsel,	Senior Vice President	capacities at different times
19103	and Chief	October 2005–February 2012;	at Delaware Investments.
	Legal Officer	General Counsel and
February 1966		Chief Legal Officer
since October 2005
Richard Salus	Senior	Chief Financial	Richard Salus has served in	71	None[3]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

AR-VIPLTD [12/12] DG3 18582 (2/13)	(10125)	Limited-Term Diversified Income Series-30

Delaware VIP® Trust
Delaware VIP REIT Series

Annual Report

December 31, 2012

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security type/sector allocation and top 10 equity holdings	5

> Statement of net assets	6

> Statement of operations	8

> Statements of changes in net assets	8

> Financial highlights	9

> Notes to financial statements	11

> Report of independent registered public accounting firm	16

> Other Series information	17

> Board of trustees/directors and officers addendum	19

Investments in Delaware VIP® REIT Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2012, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP REIT Series only if preceded or accompanied by the Series’ current prospectus, and if available, the summary prospectus.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP REIT Series
Portfolio management review	Jan. 8, 2013
     For the fiscal year ended Dec. 31, 2012, Delaware VIP REIT Series Standard Class shares returned +16.94%, and Service Class shares returned +16.61% (both figures reflect returns with dividends reinvested). The Series’ benchmark, the FTSE NAREIT Equity REITs Index, returned +18.06%.

     For the Series’ fiscal year, real estate investment trusts (REITs) generated strong gains overall. REIT prices generally rose in tandem with increased optimism about global economic conditions, fueled by the aggressive actions taken by central banks around the world to boost economic performance by lowering the cost of credit. (As leveraged investments, REITs generally benefit directly when financing is readily available and relatively inexpensive.)

     In this favorable environment, each REIT sector enjoyed positive absolute returns. Malls and shopping center companies were among the strongest-performing sectors in the FTSE NAREIT Equity REITs Index during the fiscal year, bolstered by growing strength in consumer spending and tight supplies relative to demand, which resulted in rising rents and strong tenant occupancy levels. In contrast, apartment REITs generated only sluggish gains, in part because the sector had peaked in the previous year, but also because other areas of the market that had previously underperformed began to draw more investor attention.

Hurt by modest small-cap exposure
     The Series provided solid absolute returns during the fiscal year. Series performance was hampered, however, by holdings that included BRE Properties, an apartment owner and operator focused on the California market, whose stock price fluctuated widely before ending the period with a gain of nearly 4%. The company’s shares trailed the gains posted by broader REIT markets, and the Series’ overweight in the stock was therefore detrimental versus the benchmark index.

     On a relative basis, the Series’ results were also dampened by its exposure to smaller-cap real estate securities, which was more limited than the benchmark’s allocation. A number of these smaller-cap stocks with heightened growth potential benefited amid the highly favorable market conditions for REITs. The Series, for example, lacked any exposure to healthcare property company Sabra Health Care REIT and regional mall operator Pennsylvania Real Estate Investment Trust (PREIT), two benchmark constituents whose shares were up sharply.

Effective stock picking among mall operators, office REITs
     The negative results mentioned earlier were offset somewhat by positive factors that included the Series’ exposure to mall companies including CBL & Associates Properties, a high-quality regional mall operator with a higher degree of leverage than some of its peers. The added level of debt on its balance sheet, made possible by lower capital costs, helped boost its performance relative to less-leveraged mall companies.

     The Series’ position in self-storage operator Extra Space Storage also proved helpful. As one of the leading companies in its industry, it continued to gain market share, while tight supply within the industry helped the company maintain pricing power.

     The Series also benefited from maintaining relatively limited exposure (compared with the benchmark) to suburban office REITs, a category that did not perform well.

Maintaining our approach
     We did not make significant changes to our overall management approach during the Series’ fiscal year. We again concentrated on what we viewed as the high-quality, attractively valued REITs that we always seek to emphasize within the Series, while selling stocks whose prices we believed had become too expensive relative to the underlying companies’ growth prospects. While our basic strategy remained the same, we positioned the Series’ portfolio somewhat more defensively than usual, with a smaller emphasis on REITs in the more economically sensitive sectors, such as hotel and industrial REITs, and a greater focus on REITs with, what we viewed as having, solid balance sheets and lower levels of debt. This was the positioning we adopted throughout the fiscal year, and one that we continued maintaining as the period came to a close.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2012, and subject to change.

REIT Series-1

Delaware VIP® Trust — Delaware VIP REIT Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP REIT Series
Average annual total returns
For periods ended Dec. 31, 2012	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on May 4, 1998)	+16.94%	+18.11%	+5.70%	+11.01%	+9.46%
Service Class shares (commenced operations on May 1, 2000)	+16.61%	+17.76%	+5.43%	+10.73%	+11.05%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.10%, while total operating expenses for Standard Class and Service Class shares were 0.85% and 1.15%, respectively. The management fee for Standard Class and Service Class shares was 0.75%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to 0.25% of average daily net assets from April 30, 2012 through April 30, 2013.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series’ performance table above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges or deferred sales charges. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

REIT investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations. A REIT fund’s tax status as a regulated investment company could be jeopardized if it holds real estate directly, as a result of defaults, or receives rental income from real estate holdings.

The Series may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

The Series may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

REIT Series-2

Delaware VIP® REIT Series
Performance summary (continued)

For period beginning Dec. 31, 2002, through Dec. 31, 2012		Starting value	Ending value
––	Delaware VIP REIT Series (Standard Class shares)	$10,000	$28,420
– –	FTSE NAREIT Equity REITs Index	$10,000	$30,049

The chart shows a $10,000 investment in the Delaware VIP REIT Series Standard Class shares for the period from Dec. 31, 2002 through Dec. 31, 2012.

The chart also shows $10,000 invested in the FTSE NAREIT Equity REITs Index for the period from Dec. 31, 2002 through Dec. 31, 2012. The FTSE NAREIT Equity REITs Index measures the performance of all publicly traded equity real estate investment trusts (REITs) traded on U.S. exchanges, excluding timber REITs.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

REIT Series-3

Delaware VIP® Trust — Delaware VIP REIT Series
Disclosure of Series Expenses
For the Six-Month Period from July 1, 2012 to December 31, 2012 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from July 1, 2012 to December 31, 2012.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/12 to
	7/1/12	12/31/12	Ratio	12/31/12*
Actual Series Return†
Standard Class	$1,000.00	$1,022.00	0.83%	$4.22
Service Class	1,000.00	1,020.30	1.08%	5.48
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.96	0.83%	$4.22
Service Class	1,000.00	1,019.71	1.08%	5.48

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

REIT Series-4

Delaware VIP® Trust — Delaware VIP REIT Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of December 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock	98.58%
Diversified REITs	4.04%
Healthcare REITs	11.59%
Hotel REITs	5.22%
Industrial REITs	5.93%
Mall REITs	19.58%
Manufactured Housing REIT	0.89%
Multifamily REITs	18.55%
Office REITs	10.64%
Office/Industrial REITs	5.66%
Self-Storage REITs	5.35%
Shopping Center REITs	8.03%
Single Tenant REIT	1.00%
Specialty REITs	2.10%
Short-Term Investments	0.54%
Securities Lending Collateral	1.31%
Total Value of Securities	100.43%
Obligation to Return Securities Lending Collateral	(1.62%)
Receivables and Other Assets Net of Other Liabilities	1.19%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Simon Property Group	12.89%
Boston Properties	4.75%
Equity Residential	4.58%
AvalonBay Communities	4.44%
Public Storage	4.27%
ProLogis	4.01%
HCP	3.43%
Ventas	3.28%
Vornado Realty Trust	3.01%
Host Hotels & Resorts	2.72%

REIT Series-5

Delaware VIP® Trust — Delaware VIP REIT Series
Statement of Net Assets
December 31, 2012

	Number of
	Shares	Value
COMMON STOCK–98.58%
Diversified REITs–4.04%
Lexington Realty Trust	417,029	$4,357,953
Vornado Realty Trust	157,493	12,612,039
		16,969,992
Healthcare REITs–11.59%
HCP	318,935	14,409,484
Health Care REIT	176,970	10,846,491
Healthcare Realty Trust	271,500	6,518,715
Senior Housing Properties Trust	130,000	3,073,200
Ventas	212,774	13,770,733
		48,618,623
Hotel REITs–5.22%
Host Hotels & Resorts	728,383	11,413,761
RLJ Lodging Trust	113,450	2,197,527
†Strategic Hotels & Resorts	519,539	3,325,050
Summit Hotel Properties	211,500	2,009,250
†Sunstone Hotel Investors	276,595	2,962,332
		21,907,920
Industrial REITs–5.93%
*DCT Industrial Trust	450,683	2,924,933
EastGroup Properties	11,730	631,191
†First Industrial Realty Trust	317,275	4,467,232
ProLogis	461,727	16,848,418
		24,871,774
Mall REITs–19.58%
CBL & Associates Properties	309,262	6,559,447
General Growth Properties	534,302	10,605,895
Macerich	122,360	7,133,588
Simon Property Group	342,078	54,079,112
Taubman Centers	48,300	3,802,176
		82,180,218
Manufactured Housing REIT–0.89%
Equity Lifestyle Properties	55,564	3,738,902
		3,738,902
Multifamily REITs–18.55%
American Campus Communities	75,210	3,469,437
Apartment Investment & Management	245,275	6,637,142
AvalonBay Communities	137,270	18,612,439
BRE Properties	116,529	5,923,169
Camden Property Trust	164,176	11,198,445
Colonial Properties Trust	242,200	5,175,814
Education Realty Trust	179,825	1,913,338
Equity Residential	339,500	19,239,465
Essex Property Trust	38,820	5,692,953
		77,862,202
Office REITs–10.64%
Boston Properties	188,265	19,920,320
Corporate Office Properties Trust	239,325	5,978,339
Kilroy Realty	134,365	6,364,870
Parkway Properties	181,455	2,538,555
SL Green Realty	128,263	9,831,359
		44,633,443
Office/Industrial REITs–5.66%
*Digital Realty Trust	111,145	7,545,635
Duke Realty	393,900	5,463,393
Liberty Property Trust	187,855	6,719,573
PS Business Parks	62,290	4,047,604
		23,776,205
Self-Storage REITs–5.35%
Extra Space Storage	123,960	4,510,904
Public Storage	123,707	17,932,567
		22,443,471
Shopping Center REITs–8.03%
DDR	239,477	3,750,210
Federal Realty Investment Trust	51,864	5,394,893
Kimco Realty	495,244	9,568,114
Ramco-Gershenson Properties Trust	285,875	3,804,996
Regency Centers	110,889	5,225,090
Tanger Factory Outlet Centers	174,000	5,950,800
		33,694,103
Single Tenant REIT–1.00%
National Retail Properties	134,372	4,192,406
		4,192,406
Specialty REITs–2.10%
American Tower	69,050	5,335,494
*Rayonier	66,894	3,467,116
		8,802,610
Total Common Stock (cost $372,679,579)		413,691,869

	Principal
	Amount
SHORT-TERM INVESTMENTS– 0.54%
≠Discount Notes–0.46%
Federal Home Loan Bank
0.10% 1/18/13	$352,854	352,852
0.10% 1/23/13	451,234	451,232
0.13% 2/6/13	928,563	928,536
0.135% 2/15/13	204,284	204,276
		1,936,896
Repurchase Agreements–0.05%
Bank of America 0.11%, dated 12/31/12,
to be repurchased on 1/2/13, repurchase price
$134,871 (collateralized by U.S. government
obligations 0.25%-2.375% 2/28/15-12/15/15;
market value $137,567)	134,870	134,870
BNP Paribas 0.15%, dated 12/31/12,
to be repurchased on 1/2/13, repurchase price
$65,226 (collateralized by U.S. government
obligations 0.125%-0.25% 12/31/14-5/15/15;
market value $66,529)	65,225	65,225
		200,095
≠U.S. Treasury Obligations–0.03%
U.S. Treasury Bill
0.04% 3/21/13	33,471	33,468
0.04% 3/28/13	89,914	89,907
		123,375
Total Short-Term Investments
(cost $2,260,203)		2,260,366

Total Value of Securities Before Securities
Lending Collateral–99.12% (cost $374,939,782)		415,952,235

REIT Series-6

Delaware VIP® REIT Series
Statement of Net Assets (continued)

	Number of
	Shares	Value
**SECURITIES LENDING COLLATERAL–1.31%
Investment Companies
Delaware Investments Collateral Fund No. 1	5,487,543	$5,487,543
†@Mellon GSL Reinvestment Trust II	1,318,978	0
Total Securities Lending Collateral
(cost $6,806,521)		5,487,543

TOTAL VALUE OF SECURITIES–100.43% (cost $381,746,303)	$421,439,778 ©
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(1.62%)	(6,806,521)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–1.19%	5,007,758
NET ASSETS APPLICABLE TO 34,828,164 SHARES OUTSTANDING–100.00%	$419,641,015
NET ASSET VALUE–DELAWARE VIP REIT SERIES
STANDARD CLASS ($210,617,735 / 17,469,241 Shares)	$12.06
NET ASSET VALUE–DELAWARE VIP REIT SERIES
SERVICE CLASS ($209,023,280 / 17,358,923 Shares)	$12.04
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$463,512,281
Undistributed net investment income	6,281,836
Accumulated net realized loss on investments	(89,846,577)
Net unrealized appreciation of investments	39,693,475
Total net assets	$419,641,015
____________________

†	Non income producing security.
@	Illiquid security. At December 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 10 in “Notes to Financial Statements.”
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to Financial Statements” for additional information on securities lending collateral.
©	Includes $6,728,305 of securities loaned.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

REIT Series-7

Delaware VIP® Trust —
Delaware VIP REIT Series
Statement of Operations
Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$9,978,662
Securities lending income	25,661
Interest	15,739
10,020,062

EXPENSES:
Management fees	3,031,487
Distribution expenses – Service Class	589,464
Accounting and administration expenses	157,742
Reports and statements to shareholders	82,305
Dividend disbursing and transfer agent fees and expenses	35,004
Legal fees	28,907
Audit and tax	24,450
Trustees’ fees	17,941
Custodian fees	9,029
Insurance fees	6,868
Consulting fees	4,315
Dues and services	3,122
Trustees’ expenses	1,241
Registration fees	869
Pricing fees	452
3,993,196
Less waiver of distribution expenses – Service Class	(98,244)
Less expense paid indirectly	(1)
Total operating expenses	3,894,951

NET INVESTMENT INCOME	6,125,111

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	51,815,756
Net change in unrealized appreciation (depreciation) of:
Investments	2,360,389
Options written	16,650
Net change in unrealized appreciation (depreciation)	2,377,039

NET REALIZED AND UNREALIZED GAIN	54,192,795

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$60,317,906

Delaware VIP Trust —
Delaware VIP REIT Series
Statements of Changes in Net Assets

	Year Ended
	12/31/12	12/31/11
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income	$6,125,111	$5,458,434
Net realized gain	51,815,756	30,608,885
Net change in unrealized appreciation
(depreciation)	2,377,039	(780,645)
Net increase in net assets resulting
from operations	60,317,906	35,286,674

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(3,110,535)	(2,998,659)
Service Class	(2,486,567)	(2,261,961)
	(5,597,102)	(5,260,620)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	20,191,345	22,512,582
Service Class	31,452,330	38,033,245
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	3,110,535	2,998,659
Service Class	2,486,567	2,261,961
	57,240,777	65,806,447
Cost of shares redeemed:
Standard Class	(28,314,564)	(41,204,062)
Service Class	(27,582,057)	(34,894,892)
	(55,896,621)	(76,098,954)
Increase (decrease) in net assets derived
from capital share transactions	1,344,156	(10,292,507)

NET INCREASE IN NET ASSETS	56,064,960	19,733,547

NET ASSETS:
Beginning of year	363,576,055	343,842,508
End of year (including undistributed
net investment income of $6,281,836
and $5,753,827, respectively)	$419,641,015	$363,576,055

See accompanying notes, which are an integral part of the financial statements.

REIT Series-8

Delaware VIP® Trust — Delaware VIP REIT Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Standard Class
	Year Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$10.470	$9.580	$7.750	$6.640	$15.830

Income (loss) from investment operations:
Net investment income[1]	0.189	0.165	0.189	0.189	0.244
Net realized and unrealized gain (loss)	1.576	0.883	1.880	1.211	(3.678)
Total from investment operations	1.765	1.048	2.069	1.400	(3.434)

Less dividends and distributions from:
Net investment income	(0.175)	(0.158)	(0.239)	(0.290)	(0.348)
Net realized gain	–	–	–	–	(5.408)
Total dividends and distributions	(0.175)	(0.158)	(0.239)	(0.290)	(5.756)

Net asset value, end of period	$12.060	$10.470	$9.580	$7.750	$6.640

Total return[2]	16.94%	10.96%	26.98%	23.31%	(35.06% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$210,618	$187,545	$187,293	$148,975	$136,561
Ratio of expenses to average net assets	0.84%	0.85%	0.87%	0.89%	0.87%
Ratio of net investment income to average net assets	1.64%	1.64%	2.19%	3.13%	2.37%
Portfolio turnover	91%	108%	181%	183%	106%
____________________

[1]The average shares outstanding method has been applied for per share information.

[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-9

Delaware VIP® REIT Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Service Class
	Year Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$10.460	$9.580	$7.760	$6.620	$15.790

Income (loss) from investment operations:
Net investment income[1]	0.160	0.140	0.167	0.174	0.218
Net realized and unrealized gain (loss)	1.570	0.876	1.877	1.230	(3.680)
Total from investment operations	1.730	1.016	2.044	1.404	(3.462)

Less dividends and distributions from:
Net investment income	(0.150)	(0.136)	(0.224)	(0.264)	(0.300)
Net realized gain	–	–	–	–	(5.408)
Total dividends and distributions	(0.150)	(0.136)	(0.224)	(0.264)	(5.708)

Net asset value, end of period	$12.040	$10.460	$9.580	$7.760	$6.620

Total return[2]	16.61%	10.62%	26.61%	23.24%	(35.28% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$209,023	$176,031	$156,550	$124,673	$126,072
Ratio of expenses to average net assets	1.09%	1.10%	1.12%	1.14%	1.12%
Ratio of expenses to average net assets prior to fees waived	1.14%	1.15%	1.17%	1.19%	1.17%
Ratio of net investment income to average net assets	1.39%	1.39%	1.94%	2.88%	2.12%
Ratio of net investment income to average net assets prior to fees waived	1.34%	1.34%	1.89%	2.83%	2.07%
Portfolio turnover	91%	108%	181%	183%	106%
____________________

[1]The average shares outstanding method has been applied for per share information.

[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-10

Delaware VIP® Trust — Delaware VIP REIT Series
Notes to Financial Statements
December 31, 2012

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objectives of the Series are to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (December 31, 2009 – December 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 31, 2012.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the year ended December 31, 2012.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2012.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2012, the Series earned $1 under this agreement.

REIT Series-11

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2012, the Series was charged $ 19,774 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. The Series pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2013 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2012, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$263,654	$4,350	$43,716	$9,724
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2012, the Series was charged $12,140 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2012, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$369,891,714
Sales	357,292,157

At December 31, 2012, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$399,186,777	$42,611,505	$(20,358,504)	$22,253,001

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

REIT Series-12

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

3. Investments (continued)
Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$413,691,869	$–	$–	$413,691,869
Short-Term Investments	–	2,260,366	–	2,260,366
Securities Lending Collateral	–	5,487,543	–	5,487,543
Total	$413,691,869	$7,747,909	$–	$421,439,778

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the year ended December 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or the end of period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2012 and 2011 was as follows:

	Year	Year
	Ended	Ended
	12/31/12	12/31/11
Ordinary income	$5,597,102	$5,260,620

5. Components of Net Assets on a Tax Basis
As of December 31, 2012, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$463,512,281
Undistributed ordinary income	6,281,836
Capital loss carryforwards	(71,778,575)
Qualified late year losses deferred	(627,528)
Unrealized appreciation	22,253,001
Net assets	$419,641,015

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Qualified late year losses represent losses realized on investment transactions from November 1, 2012 through December 31, 2012 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

The undistributed earnings for the Series may be subject to reclassification upon notice of the tax character of distributions received from investments in REITs.

REIT Series-13

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $36,407,413 was utilized in 2012. Capital loss carryforwards remaining at December 31, 2012 will expire as follows: $71,778,575 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/12	12/31/11
Shares sold:
Standard Class	1,744,415	2,209,061
Service Class	2,716,713	3,754,231

Shares issued upon reinvestment of dividends and distributions:
Standard Class	270,716	289,726
Service Class	216,223	218,336
	4,948,067	6,471,354
Shares redeemed:
Standard Class	(2,464,733)	(4,121,741)
Service Class	(2,408,176)	(3,480,956)
	(4,872,909)	(7,602,697)
Net increase (decrease)	75,158	(1,131,343)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on November 13, 2012.

On November 13, 2012, the Series, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on November 12, 2013. The Series had no amounts outstanding as of December 31, 2012 or at any time during the year then ended.

8. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Options Contracts
The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

REIT Series-14

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

8. Derivatives (continued)
Transactions in options written during the year ended December 31, 2012 for the Series were as follows:

	Number of
	Contracts	Premiums
Options outstanding at December 31, 2011	135	$77,850
Options terminated in closing purchase transactions	(135)	(77,850)
Options outstanding at December 31, 2012	–	$–

The options terminated were the only derivative activity for the year ended December 31, 2012.

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At December 31, 2012, the value of securities on loan was $6,728,305, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2012, the value of invested collateral was $5,487,543. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral”.

10. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of December 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2012 that would require recognition or disclosure in the Series’ financial statements.

REIT Series-15

Delaware VIP® Trust — Delaware VIP REIT Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP REIT Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP REIT Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2013

REIT Series-16

Delaware VIP® Trust — Delaware VIP REIT Series
Other Series Information (Unaudited)

Board Consideration of Delaware VIP REIT Series Investment Advisory Agreement

At a meeting held on August 21-23, 2012 (“Annual Meeting”), the Board of Trustees (“Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware VIP REIT Series (“Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011, Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all real estate funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one- and five-year periods was in the first quartile of its Performance Universe. The report further showed that the Series’ total return for the three- and ten-year periods was in the second quartile and third quartile, respectively. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (“Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to those of its Expense Group.

REIT Series-17

Delaware VIP® REIT Series
Other Series Information (Unaudited) (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management profitability analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

Tax Information

For the fiscal year ended December 31, 2012, the Series designates distributions paid during the year as follows:

(A)
Ordinary
Income
Distributions
(Tax Basis)
100%
____________________

(A) is based on a percentage of the Series’ total distributions.

REIT Series-18

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	71	Director and Audit
2005 Market Street	President,	since August 16, 2006	various executive capacities		Committee Member —
Philadelphia, PA	Chief Executive		at different times at		Kaydon Corp.
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer			Board of Governors
April 1963		since August 1, 2006			Member — Investment
Company Institute (ICI)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	71	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(2007–2011)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
Joseph W. Chow	Trustee	Since	Executive Vice President	71	Director and Audit
2005 Market Street		January 2013	(Emerging Economies Strategies,		Committee
Philadelphia, PA 19103			Risk and Corporate Administration)		Member — Hercules
			State Street Corporation		Technology Growth
January 1953			(July 2004–March 2011)		Capital, Inc.
John A. Fry	Trustee	Since	President	71	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director and Audit
May 1960			Franklin & Marshall College		Committee Member —
			(June 2002–July 2010)		Community Health
Systems

Director — Ecore
International
(2009–2010)
Anthony D. Knerr	Trustee	Since	Managing Director —	71	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Private Investor	71	None
2005 Market Street		March 2005	(2004–Present)
Philadelphia, PA
19103

June 1947

REIT Series-19

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
Frances A. Sevilla-Sacasa	Trustee	Since	Chief Executive Officer —	71	Trust Manager —
2005 Market Street		September 2011	Banco Itaú Europa		Camden Property Trust
Philadelphia, PA			International		(2011–Present)
19103			(April 2012–Present)

January 1956			Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Thomas K. Whitford	Trustee	Since	Vice Chairman	71	None
2005 Market Street		January 2013	(2010–Present)
Philadelphia, PA 19103			Chief Administrative
Officer (2008–2010)
March 1956			and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	71	Director, Audit
2005 Market Street		April 1999	(January 2006–Present)		Committee Member
Philadelphia, PA			Vice President — Mergers		and Investment
19103			& Acquisitions		Committee Member
			(January 2003–January 2006),		Okabena Company
July 1948			and
			Vice President and Treasurer		Chair — 3M
			(July 1995–January 2003)		Investment Management
			3M Corporation		Company
(January 2005–July 2012)
J. Richard Zecher	Trustee	Since	Founder —	71	Director and Compensation
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		P/E Investments
P/E Investments
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	71	None[3]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	71	None[3]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972

REIT Series-20

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
OFFICERS (continued)
David P. O’Connor	Executive Vice	Executive Vice President	David P. O’Connor has served in	71	None[3]
2005 Market Street	President,	since February 2012;	various executive and legal
Philadelphia, PA	General Counsel,	Senior Vice President	capacities at different times
19103	and Chief	October 2005–February 2012;	at Delaware Investments.
	Legal Officer	General Counsel and
February 1966		Chief Legal Officer
since October 2005
Richard Salus	Senior	Chief Financial	Richard Salus has served in	71	None[3]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

AR-VIPREIT [12/12] DG3 18583 (2/13)	(10125)	REIT Series-21

Delaware VIP® Trust
Delaware VIP Small Cap Value Series

Annual Report

December 31, 2012

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security type/sector allocation and top 10 equity holdings	5

> Statement of net assets	6

> Statement of operations	9

> Statements of changes in net assets	9

> Financial highlights	10

> Notes to financial statements	12

> Report of independent registered public accounting firm	17

> Other Series information	18

> Board of trustees/directors and officers addendum	20

Investments in Delaware VIP® Small Cap Value Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2012, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Small Cap Value Series only if preceded or accompanied by the Series’ current prospectus, and if available, the summary prospectus.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Portfolio management review	Jan. 8, 2013

       For the fiscal year ended Dec. 31, 2012, Delaware VIP Small Cap Value Series returned +13.90% for Standard Class shares and +13.63% for Service Class shares, both with all distributions reinvested. The Series’ benchmark, the Russell 2000® Value Index, returned +18.05% for the same period.

       Overall, small-cap value stocks posted solid gains during the Series’ fiscal year, as supportive monetary policy and resilient earnings generally offset investors’ recurrent fears about political dysfunction and debt in the United States and Europe. Despite generally holding significant amounts of cash, however, corporations remained cautious, continuing a modest volume of mergers and acquisitions. In this market environment, real estate investment trusts (REITs), basic industry and capital spending equities outperformed, as did consumer stocks including homebuilders and autos. Conversely, the technology and energy sectors lagged due to lackluster global growth and the reserve currency status of the U.S. dollar.

       Early in the Series’ fiscal year, stocks drifted lower amid renewed concerns that Europe’s experiment with monetary union was about to end in failure. Soon thereafter, the European Central Bank (ECB) initiated the first of two longer-term funding operations intended to relieve pressure on the region’s troubled sovereigns and financial institutions. With the “tail risk” of a euro-zone breakup averted, stock prices rose briskly until March 2012, when signs of a global growth slowdown became visible. Though investors understood that some European countries were already in a recession, there were new indications that the U.S. economy was slowing as China struggled to restore double-digit growth without inflating a credit bubble.

       Ironically, it was those concerns that may have caused an increase in market performance. By early June 2012, many investors had concluded that economic conditions were so tenuous that the ECB, U.S. Federal Reserve, and People’s Bank of China would have little choice but to further ease monetary policy. As those expectations were met, stocks rallied sharply through mid-September. Despite political uncertainty and the approaching “fiscal cliff,” equity prices remained firm to close the Series’ fiscal year near their highs at the start of the period.

       An underweight position in REITs, as well as weak stock selection within the sector, detracted from relative returns. Conversely, the Series benefited most from its strong stock selection in the technology, basic industry, healthcare, and transportation sectors. Specifically, we continued to find stocks within the technology sector that fit our preference for companies that we believe generate large amounts of free cash flow despite less-than-robust economic activity.

       Cirrus Logic contributed to the Series’ relative performance during the fiscal year, advancing 83%. Reflecting its position as a major supplier of audio chips to Apple, the company announced a significant increase in order backlog, raised forward earnings guidance, and authorized a $200 million stock buy-back program. We believe the stock remains attractively priced on the basis of projected 2013 earnings and beyond, and continue to maintain our position.

       Meanwhile, the Series’ holdings in the independent energy exploration-and-development company Forest Oil detracted from relative performance, declining 51%. Although we believe the stock is undervalued and continue to maintain a position, newly appointed president and chief executive officer Patrick McDonald, in our opinion, must convince investors that the company’s significant asset base (mostly oil and gas holdings in the south central region of the U.S.) can be monetized and its production profile improved.

       As the fiscal year ended, the Series was positioned in companies that, in our view, met its traditional criteria of generating strong free cash flow and sporting healthy balance sheets. Historically, we believe that those types of businesses benefit disproportionately from mergers-and-acquisitions activity while retaining the financial resources to return money to shareholders through dividend increases, debt paydowns, and share repurchases.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2012, and subject to change.

Small Cap Value Series-1

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP Small Cap Value Series
Average annual total returns
For periods ended Dec. 31, 2012	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on Dec. 27, 1993)	+13.90%	+14.13%	+6.56%	+10.90%	+10.43%
Service Class shares (commenced operations on May 1, 2000)	+13.63%	+13.84%	+6.30%	+10.63%	+10.22%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.06%, while total operating expenses for Standard Class and Service Class shares were 0.81% and 1.11%, respectively. The management fee for Standard Class and Service Class shares was 0.73%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to 0.25% of average daily net assets from April 30, 2012 through April 30, 2013.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series’ performance table above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges or deferred sales charges. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

Small Cap Value Series-2

Delaware VIP® Small Cap Value Series
Performance summary (continued)

For period beginning Dec. 31, 2002, through Dec. 31, 2012		Starting value	Ending value
––	Delaware VIP Small Cap Value Series (Standard Class shares)	$10,000	$28,137
– –	Russell 2000 Value Index	$10,000	$24,780

The chart shows a $10,000 investment in the Delaware VIP Small Cap Value Series Standard Class shares for the period from Dec. 31, 2002 through Dec. 31, 2012.

The chart also shows $10,000 invested in the Russell 2000 Value Index for the period from Dec. 31, 2002 through Dec. 31, 2012. The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Small Cap Value Series-3

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Disclosure of Series Expenses
For the Six-Month Period from July 1, 2012 to December 31, 2012 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from July 1, 2012 to December 31, 2012.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/12 to
	7/1/12	12/31/12	Ratio	12/31/12*
Actual Series Return†
Standard Class	$1,000.00	$1,068.70	0.81%	$4.21
Service Class	1,000.00	1,067.50	1.06%	5.51
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.06	0.81%	$4.12
Service Class	1,000.00	1,019.81	1.06%	5.38

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Small Cap Value Series-4

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of December 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock	96.57%
Basic Industry	9.46%
Business Services	1.42%
Capital Spending	9.88%
Consumer Cyclical	3.05%
Consumer Services	11.43%
Consumer Staples	1.23%
Energy	6.87%
Financial Services	20.56%
Healthcare	7.15%
Real Estate	3.98%
Technology	15.92%
Transportation	3.05%
Utilities	2.57%
Short-Term Investments	3.75%
Securities Lending Collateral	0.16%
Total Value of Securities	100.48%
Obligation to Return Securities Lending Collateral	(0.29%)
Other Liabilities Net of Receivables and Other Assets	(0.19%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
United Rentals	3.00%
Whiting Petroleum	2.26%
Platinum Underwriters Holdings	2.20%
East West Bancorp	2.05%
Synopsys	1.99%
Cirrus Logic	1.79%
Infinity Property & Casualty	1.77%
Helix Energy Solutions Group	1.74%
Chicago Bridge & Iron	1.70%
Cytec Industries	1.67%

Small Cap Value Series-5

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Statement of Net Assets
December 31, 2012

	Number of
	Shares	Value
COMMON STOCK–96.57%
Basic Industry–9.46%
Albemarle	225,500	$14,008,060
†Chemtura	412,700	8,774,002
Cytec Industries	209,300	14,406,119
Fuller (H.B.)	361,800	12,597,876
Glatfelter	379,700	6,637,156
Kaiser Aluminum	181,000	11,165,890
Olin	234,500	5,062,855
Valspar	145,700	9,091,680
		81,743,638
Business Services–1.42%
Brink’s	202,900	5,788,737
United Stationers	210,300	6,517,197
		12,305,934
Capital Spending–9.88%
Actuant Class A	341,000	9,517,310
Altra Holdings	374,900	8,266,545
Chicago Bridge & Iron	316,700	14,679,045
Gardner Denver	188,500	12,912,250
Regal Beloit	199,700	14,072,859
†United Rentals	569,800	25,937,297
		85,385,306
Consumer Cyclical–3.05%
*Autoliv	92,800	6,253,792
Dana Holdings	411,400	6,421,954
*Knoll	363,300	5,580,288
*†Meritage Homes	216,700	8,093,745
		26,349,779
Consumer Services–11.43%
*†Big Lots	240,000	6,830,400
Brinker International	223,900	6,938,661
Cato Class A	260,100	7,134,543
CEC Entertainment	202,700	6,727,613
Cheesecake Factory	259,800	8,500,656
†Children’s Place Retail Stores	125,300	5,549,537
Finish Line Class A	363,100	6,873,483
†Genesco	74,100	4,075,500
Guess	135,400	3,322,716
†Hanesbrands	205,700	7,368,174
†Jack in the Box	90,000	2,574,000
Men’s Wearhouse	194,900	6,073,084
*Meredith	173,600	5,980,520
Rent-A-Center	173,000	5,944,280
Stage Stores	353,825	8,767,784
Texas Roadhouse	140,300	2,357,040
Wolverine World Wide	91,750	3,759,915
		98,777,906
Consumer Staples–1.23%
Harris Teeter Supermarkets	274,800	10,596,288
		10,596,288
Energy–6.87%
†Forest Oil	533,600	3,569,784
†Helix Energy Solutions Group	727,400	15,013,536
*Patterson-UTI Energy	494,700	9,216,261
Southwest Gas	283,900	12,040,199
†Whiting Petroleum	450,000	19,516,500
		59,356,280
Financial Services–20.56%
Bank of Hawaii	288,900	12,726,045
Berkley (W.R.)	130,343	4,919,145
Boston Private Financial Holdings	686,800	6,188,068
Comerica	104,031	3,156,301
Community Bank System	448,900	12,281,904
CVB Financial	275,400	2,864,160
East West Bancorp	824,436	17,717,129
First Financial Bancorp	555,700	8,124,334
First Midwest Bancorp	448,400	5,613,968
Hancock Holding	383,300	12,165,942
Independent Bank	381,700	11,050,215
Infinity Property & Casualty	262,500	15,288,000
NBT Bancorp	523,500	10,611,345
Platinum Underwriters Holdings	414,000	19,043,999
S&T Bancorp	238,100	4,302,467
Selective Insurance Group	673,500	12,978,345
StanCorp Financial Group	109,600	4,019,032
Univest Corporation of Pennsylvania	65,800	1,125,180
Validus Holdings	211,821	7,324,770
WesBanco	278,800	6,194,936
		177,695,285
Healthcare–7.15%
Cooper	75,200	6,954,496
†Haemonetics	200,400	8,184,336
*Owens & Minor	235,050	6,701,276
Service Corp. International	776,300	10,720,703
STERIS	218,200	7,578,086
Teleflex	149,400	10,653,714
Universal Health Services Class B	227,400	10,994,790
		61,787,401
Real Estate–3.98%
†Alexander & Baldwin	273,271	8,025,970
Brandywine Realty Trust	468,533	5,711,417
Education Realty Trust	443,700	4,720,968
*Government Properties Income Trust	149,500	3,583,515
*Highwoods Properties	205,900	6,887,355
Washington Real Estate Investment Trust	210,100	5,494,115
		34,423,340
Technology–15.92%
*Black Box	167,102	4,067,263
†Brocade Communications Systems	1,334,100	7,110,753
†Cirrus Logic	533,500	15,455,495
*†Compuware	1,310,700	14,247,309
†Electronics for Imaging	306,900	5,828,031
NetScout Systems	277,000	7,199,230
*†ON Semiconductor	1,283,600	9,049,380
†Parametric Technology	559,000	12,583,090
*†Premiere Global Services	726,650	7,106,637
QAD
*Class A	143,400	2,064,960
@Class B	35,850	482,003
†RF Micro Devices	1,223,800	5,482,624
†Synopsys	541,400	17,238,176
†Tech Data	191,700	8,728,101
*†Teradyne	535,400	9,042,906
†Vishay Intertechnology	1,121,100	11,917,293
		137,603,251

Small Cap Value Series-6

Delaware VIP® Small Cap Value Series
Statement of Net Assets (continued)

	Number of
	Shares	Value
COMMON STOCK (continued)
Transportation–3.05%
†Kirby	111,700	$6,913,113
Matson	297,200	7,346,784
*†Saia	230,900	5,338,408
Werner Enterprises	313,700	6,797,879
		26,396,184
Utilities–2.57%
Black Hills	137,300	4,989,482
El Paso Electric	308,200	9,834,662
NorthWestern	213,700	7,421,801
		22,245,945
Total Common Stock
(cost $615,414,152)		834,666,537

	Principal
	Amount
SHORT-TERM INVESTMENTS– 3.75%
≠Discount Notes–0.79%
Federal Home Loan Bank
0.075% 1/4/13	$345,404	345,404
0.10% 1/18/13	613,659	613,656
0.10% 1/23/13	2,386,119	2,386,105
0.12% 4/2/13	20,794	20,790
0.125% 3/6/13	1,489,019	1,488,915
0.13% 2/6/13	1,614,891	1,614,844
0.135% 2/15/13	355,276	355,263
		6,824,977
Repurchase Agreements–1.42%
Bank of America 0.11%, dated 12/31/12,
to be repurchased on 1/2/13, repurchase price
$8,254,579 (collateralized by U.S. government
obligations 0.25%-2.375% 2/28/15-12/15/15;
market value $8,419,620)	8,254,529	8,254,529
BNP Paribas 0.15%, dated 12/31/12,
to be repurchased on 1/2/13, repurchase price
$3,992,034 (collateralized by U.S. government
obligations 0.125%-0.25% 12/31/14-5/15/15;
market value $4,071,841)	3,992,001	3,992,001
		12,246,530
≠U.S. Treasury Obligations–1.54%
U.S. Treasury Bills
0.04% 1/17/13	22,397	22,397
0.04% 3/21/13	7,764,625	7,764,082
0.04% 3/28/13	5,503,020	5,502,596
		13,289,075
Total Short-Term Investments
(cost $32,359,742)		32,360,582

Total Value of Securities Before Securities
Lending Collateral–100.32%
(cost $647,773,894)		867,027,119

	Number of
	Shares
**SECURITIES LENDING COLLATERAL–0.16%
Delaware Investments Collateral Fund No.1	1,383,819	1,383,819
†@Mellon GSL Reinvestment Trust II	1,097,377	0
Total Securities Lending Collateral
(cost $2,481,196)		1,383,819

Small Cap Value Series-7

Delaware VIP® Small Cap Value Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.48% (cost $650,255,090)	$868,410,938 ©
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(0.29%)	(2,481,196)
OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.19%)	(1,636,538)
NET ASSETS APPLICABLE TO 26,136,606 SHARES OUTSTANDING–100.00%	$864,293,204
NET ASSET VALUE–DELAWARE VIP SMALL CAP VALUE SERIES STANDARD CLASS ($271,271,799 / 8,186,126 Shares)	$33.14
NET ASSET VALUE–DELAWARE VIP SMALL CAP VALUE SERIES SERVICE CLASS ($593,021,405 / 17,950,480 Shares)	$33.04
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$595,920,320
Undistributed net investment income	6,049,400
Accumulated net realized gain on investments	44,167,636
Net unrealized appreciation of investments	218,155,848
Total net assets	$864,293,204
____________________

*	Fully or partially on loan.
†	Non income producing security.
@	Illiquid security. At December 31, 2012, the aggregate amount of illiquid securities was $482,003 which represented 0.06% of the Series’ net assets. See Note 9 in “Notes to Financial Statements”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to Financial Statements” for additional information on securities lending collateral.
©	Includes $2,483,776 of securities loaned.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-8

Delaware VIP® Trust —
Delaware VIP Small Cap Value Series
Statement of Operations
Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$14,144,146
Securities lending income	74,373
Interest	20,489
Foreign tax withheld	(10,001)
14,229,007
EXPENSES:
Management fees	6,352,669
Distribution expenses – Service Class	1,839,464
Accounting and administration expenses	340,253
Reports and statements to shareholders	119,532
Dividend disbursing and transfer agent fees and expenses	75,748
Legal fees	61,496
Audit and tax	39,630
Trustees’ fees	38,864
Custodian fees	16,133
Insurance fees	15,449
Consulting fees	7,325
Dues and services	6,394
Trustees’ expenses	2,701
Pricing fees	838
Registration fees	656
8,917,152
Less waiver of distribution expenses – Service Class	(306,577)
Less expense paid indirectly	(2)
Total operating expenses	8,610,573

NET INVESTMENT INCOME	5,618,434

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	44,777,633
Net change in unrealized appreciation (depreciation) of investments	59,875,763

NET REALIZED AND UNREALIZED GAIN	104,653,396

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$110,271,830

Delaware VIP Trust —
Delaware VIP Small Cap Value Series
Statements of Changes in Net Assets

	Year Ended
	12/31/12	12/31/11
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income	$5,618,434	$3,416,768
Net realized gain	44,777,633	66,298,259
Net change in unrealized appreciation
(depreciation)	59,875,763	(80,965,613)
Net increase (decrease) in net assets resulting
from operations	110,271,830	(11,250,586)

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(1,464,270)	(1,398,884)
Service Class	(2,154,131)	(1,698,312)
Net realized gain:
Standard Class	(17,285,890)	–
Service Class	(42,748,361)	–
	(63,652,652)	(3,097,196)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	40,283,795	28,348,102
Service Class	41,444,474	83,765,143
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	18,750,160	1,398,884
Service Class	44,902,492	1,698,312
	145,380,921	115,210,441
Cost of shares redeemed:
Standard Class	(45,924,429)	(100,100,673)
Service Class	(104,302,837)	(89,058,079)
	(150,227,266)	(189,158,752)
Decrease in net assets derived from capital
share transactions	(4,846,345)	(73,948,311)

NET INCREASE (DECREASE) IN NET ASSETS	41,772,833	(88,296,093)

NET ASSETS:
Beginning of year	822,520,371	910,816,464
End of year (including undistributed
net investment income of $6,049,400
and $4,071,323, respectively)	$864,293,204	$822,520,371

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-9

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Standard Class
	Year Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$31.390	$31.960	$24.310	$18.630	$28.650

Income (loss) from investment operations:
Net investment income[1]	0.265	0.181	0.149	0.160	0.190
Net realized and unrealized gain (loss)	3.982	(0.593)	7.673	5.712	(8.248)
Total from investment operations	4.247	(0.412)	7.822	5.872	(8.058)

Less dividends and distributions from:
Net investment income	(0.195)	(0.158)	(0.172)	(0.192)	(0.201)
Net realized gain	(2.302)	–	–	–	(1.761)
Total dividends and distributions	(2.497)	(0.158)	(0.172)	(0.192)	(1.962)

Net asset value, end of period	$33.140	$31.390	$31.960	$24.310	$18.630

Total return[2]	13.90%	(1.33% )	32.27%	31.83%	(29.88% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$271,272	$243,440	$316,960	$279,723	$241,427
Ratio of expenses to average net assets	0.81%	0.81%	0.83%	0.85%	0.85%
Ratio of net investment income to average net assets	0.82%	0.57%	0.56%	0.82%	0.78%
Portfolio turnover	14%	17%	10%	19%	29%
____________________

[1]The average shares outstanding method has been applied for per share information.

[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-10

Delaware VIP® Small Cap Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Service Class
	Year Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$31.300	$31.890	$24.280	$18.590	$28.570

Income (loss) from investment operations:
Net investment income[1]	0.184	0.101	0.082	0.111	0.129
Net realized and unrealized gain (loss)	3.974	(0.600)	7.651	5.709	(8.226)
Total from investment operations	4.158	(0.499)	7.733	5.820	(8.097)

Less dividends and distributions from:
Net investment income	(0.116)	(0.091)	(0.123)	(0.130)	(0.122)
Net realized gain	(2.302)	–	–	–	(1.761)
Total dividends and distributions	(2.418)	(0.091)	(0.123)	(0.130)	(1.883)

Net asset value, end of period	$33.040	$31.300	$31.890	$24.280	$18.590

Total return[2]	13.63%	(1.59% )	31.92%	31.56%	(30.07% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$593,021	$579,080	$593,856	$469,308	$413,442
Ratio of expenses to average net assets	1.06%	1.06%	1.08%	1.10%	1.10%
Ratio of expenses to average net assets prior to fees waived	1.11%	1.11%	1.13%	1.15%	1.15%
Ratio of net investment income to average net assets	0.57%	0.32%	0.31%	0.57%	0.53%
Ratio of net investment income to average net assets prior to fees waived	0.52%	0.27%	0.26%	0.52%	0.48%
Portfolio turnover	14%	17%	10%	19%	29%
____________________

[1]The average shares outstanding method has been applied for per share information.

[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-11

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Notes to Financial Statements
December 31, 2012

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (December 31, 2009 – December 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes, the Series only has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 31, 2012.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the year ended December 31, 2012.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2012.

Small Cap Value Series-12

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2012, the Series earned $2 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2012, the Series was charged $42,654 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. The Series pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2013 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2012, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$527,087	$8,943	$124,150	$20,547
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2012, the Series was charged $26,169 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2012, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$117,156,181
Sales	201,499,913

At December 31, 2012, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$650,981,994	$262,802,230	$(45,373,286)	$217,428,944

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants

Small Cap Value Series-13

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

3. Investments (continued)
would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$834,666,537	$–	$–	$834,666,537
Short-Term Investments	–	32,360,582	–	32,360,582
Securities Lending Collateral	–	1,383,819	–	1,383,819
Total	$834,666,537	$33,744,401	$–	$868,410,938

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the period ended December 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2012 and 2011 was as follows:

	Year Ended
	12/31/12	12/31/11
Ordinary income	$6,260,483	$3,097,196
Long-term capital gain	57,392,169	–
Total	$63,652,652	$3,097,196

5. Components of Net Assets on a Tax Basis
As of December 31, 2012, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$595,920,320
Undistributed ordinary income	6,049,400
Undistributed long-term capital gains	44,894,540
Unrealized appreciation	217,428,944
Net assets	$864,293,204

Small Cap Value Series-14

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2012, the Series recorded the following reclassifications.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain
$(21,956)	$21,956

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/12	12/31/11
Shares sold:
Standard Class	1,245,095	871,350
Service Class	1,284,159	2,618,058

Shares issued upon reinvestment of dividends and distributions:
Standard Class	592,422	40,760
Service Class	1,420,516	49,528
	4,542,192	3,579,696
Shares redeemed:
Standard Class	(1,407,657)	(3,071,954)
Service Class	(3,255,880)	(2,786,218)
	(4,663,537)	(5,858,172)
Net decrease	(121,345)	(2,278,476)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on November 13, 2012.

On November 13, 2012, the Series, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on November 12, 2013. The Series had no amounts outstanding as of December 31, 2012 or at any time during the year then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent,

Small Cap Value Series-15

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At December 31, 2012, the value of the securities on loan was $2,483,776, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2012, the value of invested collateral was $1,383,819. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of December 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2012 that would require recognition or disclosure in the Series’ financial statements.

Small Cap Value Series-16

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP Small Cap Value Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP Small Cap Value Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2013

Small Cap Value Series-17

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Other Series Information (Unaudited)

Board Consideration of Delaware VIP Small Cap Value Series Investment Advisory Agreement

At a meeting held on August 21-23, 2012 (“Annual Meeting”), the Board of Trustees (“Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware VIP Small Cap Value Series (“Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011, Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all small cap value funds underlying variable insurance products. The Lipper report comparison showed that the Series’ total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (“Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee was in the quartile with the lowest expenses of its Expense Group and the total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to those of its Expense Group.

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management profitability analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

Small Cap Value Series-18

Delaware VIP® Small Cap Value Series
Other Series Information (Unaudited) (continued)

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. The Board also noted that the Series’ assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.

Tax Information

For the fiscal year ended December 31, 2012, the Series designates distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gain	Income	Total	(B)
Distributions	Distributions	Distributions	Qualifying
(Tax Basis)	(Tax Basis)	(Tax Basis)	Dividends[1]
90.16%	9.84%	100.00%	100.00%
____________________

(A) and (B) are based on a percentage of the Series’ total distributions.
(C) is based on a percentage of the Series’ ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Small Cap Value Series-19

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	71	Director and Audit
2005 Market Street	President,	since August 16, 2006	various executive capacities		Committee Member —
Philadelphia, PA	Chief Executive		at different times at		Kaydon Corp.
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer			Board of Governors
April 1963		since August 1, 2006			Member — Investment
Company Institute (ICI)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	71	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(2007–2011)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
Joseph W. Chow	Trustee	Since	Executive Vice President	71	Director and Audit
2005 Market Street		January 2013	(Emerging Economies Strategies,		Committee
Philadelphia, PA 19103			Risk and Corporate Administration)		Member — Hercules
			State Street Corporation		Technology Growth
January 1953			(July 2004–March 2011)		Capital, Inc.
John A. Fry	Trustee	Since	President	71	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director and Audit
May 1960			Franklin & Marshall College		Committee Member —
			(June 2002–July 2010)		Community Health
Systems

Director — Ecore
International
(2009–2010)
Anthony D. Knerr	Trustee	Since	Managing Director —	71	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Private Investor	71	None
2005 Market Street		March 2005	(2004–Present)
Philadelphia, PA
19103

June 1947

Small Cap Value Series-20

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
Frances A. Sevilla-Sacasa	Trustee	Since	Chief Executive Officer —	71	Trust Manager —
2005 Market Street		September 2011	Banco Itaú Europa		Camden Property Trust
Philadelphia, PA			International		(2011–Present)
19103			(April 2012–Present)

January 1956			Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Thomas K. Whitford	Trustee	Since	Vice Chairman	71	None
2005 Market Street		January 2013	(2010–Present)
Philadelphia, PA 19103			Chief Administrative
Officer (2008–2010)
March 1956			and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	71	Director, Audit
2005 Market Street		April 1999	(January 2006–Present)		Committee Member
Philadelphia, PA			Vice President — Mergers		and Investment
19103			& Acquisitions		Committee Member
			(January 2003–January 2006),		Okabena Company
July 1948			and Vice President and Treasurer
			(July 1995–January 2003)		Chair — 3M
			3M Corporation		Investment Management
Company
(January 2005–July 2012)
J. Richard Zecher	Trustee	Since	Founder —	71	Director and Compensation
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		P/E Investments
P/E Investments
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	71	None[3]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.

December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	71	None[3]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972

Small Cap Value Series-21

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
OFFICERS (continued)
David P. O’Connor	Executive Vice	Executive Vice President	David P. O’Connor has served in	71	None[3]
2005 Market Street	President,	since February 2012;	various executive and legal
Philadelphia, PA	General Counsel,	Senior Vice President	capacities at different times
19103	and Chief	October 2005–February 2012;	at Delaware Investments.
	Legal Officer	General Counsel and
February 1966		Chief Legal Officer
since October 2005
Richard Salus	Senior	Chief Financial	Richard Salus has served in	71	None[3]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

AR-VIPSCV [12/12] DG3 18584 (2/13)	(10125)	Small Cap Value Series-22

Delaware VIP® Trust
Delaware VIP Smid Cap Growth Series

Annual Report

December 31, 2012

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security type/sector allocation and top 10 equity holdings	5

> Statement of net assets	6

> Statement of operations	8

> Statements of changes in net assets	8

> Financial highlights	9

> Notes to financial statements	11

> Report of independent registered public accounting firm	16

> Other Series information	17

> Board of trustees/directors and officers addendum	19

Investments in Delaware VIP® Smid Cap Growth Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2012, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Smid Cap Growth Series only if preceded or accompanied by the Series’ current prospectus, and if available, the summary prospectus.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Portfolio management review	Jan. 8, 2013

       For the fiscal year ended Dec. 31, 2012, Delaware VIP Smid Cap Growth Series Standard Class shares returned +11.02%, while Service Class shares returned +10.71% (both figures reflect returns with dividends reinvested). The Series’ benchmark, the Russell 2500™ Growth Index, returned +16.13% for the same period.

       Early in the Series’ fiscal year, investors were generally encouraged by positive reports about U.S. labor markets, manufacturing, and consumer demand. The spring and early summer months, however, featured renewed volatility, primarily caused by political and economic uncertainty. Worries included speculation about Greece’s potential exit from the euro; additional evidence of deterioration within Spain’s banks; and uncertainty about upcoming political policies and elections in several euro zone countries and in the United States. Many investors also fretted about a slowing global growth environment, along with persistently high rates of unemployment in the U.S.

       Sentiment improved in June as European leaders signaled a more comprehensive approach to stabilizing banks and sovereign credits. In the summer and early fall of 2012, domestic stock performance received a boost from the latest bond-buying programs by the U.S. Federal Reserve and the European Central Bank, along with the Chinese government’s impending stimulus. The U.S. economy was able to maintain a moderate growth pace, thanks to an improvement in housing and a positive report about manufacturing.

       The fiscal year closed with economic indicators posting reasonably solid performances and major market indices experiencing only mild declines, while international indices generated positive results.

       SBA Communications was one of the strongest contributors during the Series’ fiscal year. The company, an infrastructure provider for wireless services, reported strong earnings and growth projections driven by the proliferation of wireless devices (smartphones and tablets). In addition, towards the end of the period, the company closed a domestic acquisition of a portfolio of towers and announced an international acquisition of another portfolio, which we believe likely led to an upward bias in earnings projections and investor optimism.

       Strayer Education was one of the Series’ largest detractors from performance during the fiscal year. The company reported disappointing earnings, showing significant weakness in student enrollment growth. While the for-profit industry has undergone significant change in the past two years due to regulatory scrutiny and government oversight, companies like Strayer had gone through significant business model transformations in recent years. The company had shown steady improvement in many areas at the beginning of this transformation but in recent quarters has given investors concerns that the challenges they face are significant and potentially lingering. We recognized the problems were longer term in nature than originally expected and included a higher risk-reward investment profile — therefore, we exited the position during the fiscal year.

       Regardless of the economic outcome, we remain consistent in our long-term investment philosophy: We want to own what we view as strong secular-growth companies with solid business models and competitive positions that we believe can grow market share and have the potential to deliver shareholder value in a variety of market environments.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2012, and subject to change.

Smid Cap Growth Series-1

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP Smid Cap Growth Series
Average annual total returns
For periods ended Dec. 31, 2012	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on July 12, 1991)	+11.02%	+17.84%	+7.18%	+11.63%	+9.44%
Service Class shares (commenced operations on May 1, 2000)	+10.71%	+17.56%	+6.93%	+11.36%	+3.68%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 1.08%, while total operating expenses for Standard Class and Service Class shares were 0.83% and 1.13%, respectively. The management fee for Standard Class and Service Class shares was 0.75%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to 0.25% of average daily net assets from Feb. 27, 2012 through April 30, 2013, or, if longer, until the Series is offered under new participation agreements or under new contracts with existing insurance companies (other than the update and modification of existing contracts in the normal course of business that may require registration or re-registration under state insurance laws as a new insurance contract, provided the new insurance contract effectively replaces the current insurance contract). The waiver may only be terminated by agreement of the Distributor and the Series.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series’ performance table above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges or deferred sales charges. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

Smid Cap Growth Series-2

Delaware VIP® Smid Cap Growth Series
Performance summary (continued)

For period beginning Dec. 31, 2002, through Dec. 31, 2012		Starting value	Ending value
––	Delaware VIP Smid Cap Growth Series (Standard Class shares)	$10,000	$30,038
– –	Russell 2500 Growth Index (current benchmark)	$10,000	$27,257

The chart shows a $10,000 investment in the Delaware VIP Smid Cap Growth Series Standard Class shares for the period from Dec. 31, 2002 through Dec. 31, 2012.

The chart also shows $10,000 invested in the Russell 2500 Growth Index for the period from Dec. 31, 2002 through Dec. 31, 2012. The Russell 2500 Growth Index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Smid Cap Growth Series-3

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Disclosure of Series Expenses
For the Six-Month Period from July 1, 2012 to December 31, 2012 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from July 1, 2012 to December 31, 2012.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/12 to
	7/1/12	12/31/12	Ratio	12/31/12*
Actual Series Return†
Standard Class Shares	$1,000.00	$1,007.40	0.85%	$4.29
Service Class Shares	1,000.00	1,006.40	1.10%	5.55
Hypothetical 5% Return (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.86	0.85%	$4.32
Service Class Shares	1,000.00	1,019.61	1.10%	5.58

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Smid Cap Growth Series-4

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of December 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock	97.18%
Consumer Discretionary	20.67%
Energy	4.99%
Financial Services	18.38%
Healthcare	10.98%
Producer Durables	13.00%
Technology	24.50%
Utilities	4.66%
Short-Term Investments	3.11%
Securities Lending Collateral	9.42%
Total Value of Securities	109.71%
Obligation to Return Securities Lending Collateral	(9.52%)
Other Liabilities Net of Receivables and Other Assets	(0.19%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Affiliated Managers Group	5.79%
Graco	5.30%
DineEquity	5.30%
SBA Communications Class A	5.20%
NeuStar Class A	4.99%
Core Laboratories	4.99%
VeriFone Systems	4.93%
MSCI Class A	4.93%
Techne	4.72%
j2 Global	4.66%

Smid Cap Growth Series-5

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Statement of Net Assets
December 31, 2012

	Number of
	Shares	Value
COMMON STOCK–97.18%
Consumer Discretionary–20.67%
†DineEquity	389,434	$26,092,077
Gentex	752,650	14,164,873
Interval Leisure Group	551,575	10,695,039
*†K12	797,622	16,303,394
†Sally Beauty Holdings	627,750	14,796,068
Weight Watchers International	374,932	19,631,440
		101,682,891
Energy–4.99%
Core Laboratories	224,647	24,556,164
		24,556,164
Financial Services–18.38%
†Affiliated Managers Group	218,775	28,473,566
Heartland Payment Systems	712,049	21,005,446
†IntercontinentalExchange	134,625	16,667,921
†MSCI Class A	782,525	24,250,450
		90,397,383
Healthcare–10.98%
*†ABIOMED	770,550	10,371,603
*†athenahealth	111,757	8,208,552
Perrigo	117,429	12,216,139
Techne	340,100	23,242,434
		54,038,728
Producer Durables–13.00%
Expeditors International of Washington	546,748	21,623,883
Graco	506,750	26,092,557
*Ritchie Brothers Auctioneers	777,325	16,238,319
		63,954,759
Technology–24.50%
Blackbaud	653,064	14,909,451
†NeuStar Class A	585,730	24,559,659
†Polycom	1,090,822	11,409,998
†SBA Communications Class A	360,500	25,602,710
†VeriFone Systems	817,750	24,270,820
†VeriSign	509,020	19,760,156
		120,512,794
Utilities–4.66%
*j2 Global	749,889	22,931,606
		22,931,606
Total Common Stock
(cost $366,126,913)		478,074,325

	Principal
	Amount
SHORT-TERM INVESTMENTS–3.11%
≠Discount Notes–0.41%
Federal Home Loan Bank
0.10% 1/18/13	$351,196	351,195
0.10% 1/23/13	538,335	538,332
0.12% 4/2/13	8,945	8,943
0.13% 2/6/13	924,200	924,173
0.135% 2/15/13	203,324	203,316
		2,025,959
Repurchase Agreements–1.30%
Bank of America 0.11%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price
$4,326,573 (collateralized by U.S. government
obligations 0.25%-2.375% 2/28/15-12/15/15;
market value $4,413,078)	4,326,547	4,326,547
BNP Paribas 0.15%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price
$2,092,394 (collateralized by U.S. government
obligations 0.125%-0.25% 12/31/14-5/15/15;
market value $2,134,224)	2,092,376	2,092,376
		6,418,923
≠U.S. Treasury Obligations–1.40%
U.S. Treasury Bills
0.04% 1/17/13	9,635	9,635
0.04% 3/21/13	3,972,684	3,972,405
0.04% 3/28/13	2,884,365	2,884,143
		6,866,183
Total Short-Term Investments
(cost $15,310,775)		15,311,065

Total Value of Securities Before
Securities Lending Collateral–100.29%
(cost $381,437,688)		493,385,390

	Number of
	Shares
**SECURITIES LENDING COLLATERAL–9.42%
Investment Companies
Delaware Investments Collateral Fund No.1	46,339,478	46,339,478
@†Mellon GSL Reinvestment Trust II	517,983	0
Total Securities Lending Collateral
(cost $46,857,461)		46,339,478

Smid Cap Growth Series-6

Delaware VIP® Smid Cap Growth Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–109.71% (cost $428,295,149)	$539,724,868 ©
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(9.52%)	(46,857,461)
OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.19%)	(917,539)
NET ASSETS APPLICABLE TO 20,394,331 SHARES OUTSTANDING–100.00%	$491,949,868
NET ASSET VALUE–DELAWARE VIP SMID CAP GROWTH SERIES STANDARD CLASS ($318,001,850 / 13,046,885 Shares)	$24.37
NET ASSET VALUE–DELAWARE VIP SMID CAP GROWTH SERIES SERVICE CLASS ($173,948,018 / 7,347,446 Shares)	$23.67
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$349,819,054
Undistributed net investment income	82,585
Accumulated net realized gain on investments	30,618,510
Net unrealized appreciation of investments	111,429,719
Total net assets	$491,949,868
____________________

†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to Financial Statements” for additional information on securities lending collateral and non-cash collateral.
@	Illiquid security. At December 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”
©	Includes $61,161,533 of securities loaned.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-7

Delaware VIP® Trust —
Delaware VIP Smid Cap Growth Series
Statement of Operations
Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$4,232,408
Securities lending income	825,400
Interest	29,211
Foreign tax withheld	(81,085)
5,005,934

EXPENSES:
Management fees	3,961,053
Distribution expenses – Service Class	563,129
Accounting and administration expenses	206,968
Reports and statements to shareholders	98,183
Dividend disbursing and transfer agent fees and expenses	46,135
Legal fees	41,534
Audit and tax	28,930
Trustees’ fees	23,606
Custodian fees	11,439
Insurance fees	9,089
Consulting fees	4,983
Dues and services	3,621
Trustees’ expenses	1,608
Registration fees	1,352
Pricing fees	280
5,001,910
Less waived distribution expenses – Service Class	(93,855)
Less expense paid indirectly	(1)
Total operating expenses	4,908,054

NET INVESTMENT INCOME	97,880

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	30,689,808
Net change in unrealized appreciation (depreciation) of investments	19,553,609

NET REALIZED AND UNREALIZED GAIN	50,243,417

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$50,341,297

Delaware VIP Trust —
Delaware VIP Smid Cap Growth Series
Statements of Changes in Net Assets

	Year Ended
	12/31/12	12/31/11
INCREASE IN NET ASSETS
FROM OPERATIONS:
Net investment income	$97,880	$827,217
Net realized gain	30,689,808	29,500,255
Net change in unrealized appreciation
(depreciation)	19,553,609	3,386,839
Net increase in net assets resulting
from operations	50,341,297	33,714,311

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(826,548)	(3,368,877)
Service Class	(15,963)	(1,045,322)
Net realized gain:
Standard Class	(18,679,721)	(9,641,959)
Service Class	(10,822,680)	(3,772,248)
	(30,344,912)	(17,828,406)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,305,444	32,287,259
Service Class	58,026,324	84,164,095
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	19,506,269	13,010,836
Service Class	10,838,643	4,817,570
	98,676,680	134,279,760
Cost of shares redeemed:
Standard Class	(51,274,061)	(58,865,414)
Service Class	(50,238,750)	(57,659,967)
	(101,512,811)	(116,525,381)
Increase (decrease) in net assets derived
from capital share transactions	(2,836,131)	17,754,379

NET INCREASE IN NET ASSETS	17,160,254	33,640,284

NET ASSETS:
Beginning of year	474,789,614	441,149,330
End of year (including undistributed
net investment income of $82,585
and $827,216, respectively)	$491,949,868	$474,789,614
See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-8

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Smid Cap Growth Series Standard Class
	Year Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$23.190	$22.220	$16.300	$11.210	$21.360

Income (loss) from investment operations:
Net investment income (loss)[1]	0.026	0.058	0.786	(0.023)	(0.047)
Net realized and unrealized gain (loss)	2.570	1.808	5.134	5.113	(7.975)
Total from investment operations	2.596	1.866	5.920	5.090	(8.022)

Less dividends and distributions from:
Net investment income	(0.060)	(0.232)	–	–	–
Net realized gain	(1.356)	(0.664)	–	–	(2.128)
Total dividends and distributions	(1.416)	(0.896)	–	–	(2.128)

Net asset value, end of period	$24.370	$23.190	$22.220	$16.300	$11.210

Total return[2]	11.02%	8.13%	36.32%	45.41%	(40.55% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$318,002	$323,798	$324,450	$20,208	$15,173
Ratio of expenses to average net assets	0.84%	0.83%	0.89%	1.07%	0.97%
Ratio of net investment income (loss) to average net assets	0.11%	0.24%	3.87%	(0.18% )	(0.29% )
Portfolio turnover	23%	19%	37%	95%	101%
____________________

[1]The average shares outstanding method has been applied for per share information.

[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-9

Delaware VIP® Smid Cap Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Smid Cap Growth Series Service Class
	Year Ended
	12/31/12	12/31/11	12/31/10	12/31/09		12/31/08
Net asset value, beginning of period	$22.570	$21.650	$15.920	$10.970		$21.010

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.034)	(0.002)	0.715	(0.056)		(0.087)
Net realized and unrealized gain (loss)	2.492	1.770	5.015	5.006		(7.825)
Total from investment operations	2.458	1.768	5.730	4.950		(7.912)

Less dividends and distributions from:
Net investment income	(0.002)	(0.184)	–	–		–
Net realized gain	(1.356)	(0.664)	–	–		(2.128)
Total dividends and distributions	(1.358)	(0.848)	–	–		(2.128)

Net asset value, end of period	$23.670	$22.570	$21.650	$15.920		$10.970

Total return[2]	10.71%	7.90%	35.99%	45.12%		(40.71% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$173,948	$150,991	$116,699	$7,953		$6,102
Ratio of expenses to average net assets	1.09%	1.08%	1.14%	1.32%		1.22%
Ratio of expenses to average net assets prior to fees waived	1.14%	1.13%	1.19%	1.37%		1.27%
Ratio of net investment income (loss) to average net assets	(0.14% )	(0.01% )	3.62%	(0.43%	)	(0.54% )
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.19% )	(0.06% )	3.57%	(0.48%	)	(0.59% )
Portfolio turnover	23%	19%	37%	95%		101%
____________________

[1]The average shares outstanding method has been applied for per share information.

[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-10

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Notes to Financial Statements
December 31, 2012

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Smid Cap Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (December 31, 2009 – December 31, 2012) and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes, the Series only has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 31, 2012.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for year ended December 31, 2012.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2012.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2012, the Series earned $1 under this agreement.

Smid Cap Growth Series-11

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2012, the Series was charged $25,946 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. The Series pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2013 or, if longer, until the Series is offered under new participation agreements or under new contracts with existing insurance companies (other than the update and modification of existing contracts in the normal course of business that may require registration or re-registration under state insurance laws as a new insurance contract, provided the new insurance contract effectively replaces the current insurance contract) in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2012, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$312,140	$5,150	$36,724	$11,993
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2012, the Series was charged $15,919 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2012, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$113,301,221
Sales	146,640,379

At December 31, 2012, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$428,556,914	$121,670,441	$(10,502,487)	$111,167,954

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants

Smid Cap Growth Series-12

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

3. Investments (continued)
would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$478,074,325	$–	$–	$478,074,325
Short-Term Investments	–	15,311,065	–	15,311,065
Securities Lending Collateral	–	46,339,478	–	46,339,478
Total	$478,074,325	$61,650,543	$–	$539,724,868

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the year ended December 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the year ended December 31, 2012 and 2011 was as follows:

	Year	Year
	Ended	Ended
	12/31/12	12/31/11
Ordinary income	$8,392,167	$14,717,280
Long-term capital gain	21,952,745	3,111,126
	$30,344,912	$17,828,406

5. Components of Net Assets on a Tax Basis
As of December 31, 2012, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$349,819,054
Undistributed ordinary income	1,981,322
Undistributed long-term capital gains	28,981,538
Unrealized appreciation	111,167,954
Net assets	$491,949,868

Smid Cap Growth Series-13

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/12	12/31/11
Shares sold:
Standard Class	403,735	1,325,622
Service Class	2,340,736	3,546,423

Shares issued upon reinvestment of dividends and distributions:
Standard Class	777,762	523,786
Service Class	444,207	198,991
	3,966,440	5,594,822

Shares redeemed:
Standard Class	(2,095,474)	(2,493,024)
Service Class	(2,128,083)	(2,445,393)
	(4,223,557)	(4,938,417)
Net increase (decrease)	(257,117)	656,405

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on November 13, 2012.

On November 13, 2012, the Series, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on November 12, 2013. The Series had no amounts outstanding as of December 31, 2012 or at any time during the year then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

Smid Cap Growth Series-14

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At December 31, 2012, the value of the securities on loan was $61,161,533, for which the Series received collateral, comprised of non-cash collateral (U.S. government securities) valued at $15,244,077 and cash collateral of $46,857,461. At December 31, 2012, the value of invested collateral was $46,339,478. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral”.

9. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of December 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Closure of the Series to Certain Investors
As of February 24, 2012, the Series is no longer offered (1) under existing participation agreements for use with new insurance products; or (2) under new participation agreements to insurance companies that seek to include the Series in their products, except for certain insurance companies that have initiated negotiations to add the Series to a new product prior to February 9, 2012. Contract holders of existing insurance companies that offer the Series will be able to continue to make purchases of shares, including purchases through reinvestment of dividends or capital gains distributions, and exchanges, regardless of whether they own, or have owned in the past, shares of the Series. The Series reserves the right to modify this policy at any time.

12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2012 that would require recognition or disclosure in the Series’ financial statements.

Smid Cap Growth Series-15

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP Smid Cap Growth Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP Smid Cap Growth Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2013

Smid Cap Growth Series-16

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Other Series Information (Unaudited)

Board Consideration of Delaware VIP Smid Cap Growth Series Investment Advisory Agreement

At a meeting held on August 21-23, 2012 (“Annual Meeting”), the Board of Trustees (“Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware VIP Smid Cap Growth Series (“Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011, Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all mid-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (“Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to those of its Expense Group.

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management profitability analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

Smid Cap Growth Series-17

Delaware VIP® Smid Cap Growth Series
Other Series Information (Unaudited) (continued)

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. The Board also noted that the Series’ assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.

Tax Information

For the fiscal year ended December 31, 2012, the Series designates distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gain	Income	Total	(C)
Distributions	Distributions	Distributions	Qualifying
(Tax Basis)	(Tax Basis)	(Tax Basis)	Dividends[1]
72.34%	27.66%	100.00%	56.01%
____________________

(A) and (B) are based on a percentage of the Series’ total distributions.
(C) is based on a percentage of the Series’ ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Smid Cap Growth Series-18

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	71	Director and Audit
2005 Market Street	President,	since August 16, 2006	various executive capacities		Committee Member —
Philadelphia, PA	Chief Executive		at different times at		Kaydon Corp.
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer			Board of Governors
April 1963		since August 1, 2006			Member — Investment
Company Institute (ICI)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	71	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(2007–2011)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
Joseph W. Chow	Trustee	Since	Executive Vice President	71	Director and Audit
2005 Market Street		January 2013	(Emerging Economies Strategies,		Committee
Philadelphia, PA 19103			Risk and Corporate Administration)		Member — Hercules
			State Street Corporation		Technology Growth
January 1953			(July 2004–March 2011)		Capital, Inc.
John A. Fry	Trustee	Since	President	71	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director and Audit
May 1960			Franklin & Marshall College		Committee Member —
			(June 2002–July 2010)		Community Health
Systems

Director — Ecore
International
(2009–2010)
Anthony D. Knerr	Trustee	Since	Managing Director —	71	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Private Investor	71	None
2005 Market Street		March 2005	(2004–Present)
Philadelphia, PA
19103

June 1947

Small Cap Growth Series-19

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
Frances A. Sevilla-Sacasa	Trustee	Since	Chief Executive Officer —	71	Trust Manager —
2005 Market Street		September 2011	Banco Itaú Europa		Camden Property Trust
Philadelphia, PA			International		(2011–Present)
19103			(April 2012–Present)

January 1956			Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Thomas K. Whitford	Trustee	Since	Vice Chairman	71	None
2005 Market Street		January 2013	(2010–Present)
Philadelphia, PA 19103			Chief Administrative
Officer (2008–2010)
March 1956			and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	71	Director, Audit
2005 Market Street		April 1999	(January 2006–Present)		Committee Member
Philadelphia, PA			Vice President — Mergers		and Investment
19103			& Acquisitions		Committee Member
			(January 2003–January 2006),		Okabena Company
July 1948			and Vice President and Treasurer
			(July 1995–January 2003)		Chair — 3M
			3M Corporation		Investment Management
Company
(January 2005–July 2012)
J. Richard Zecher	Trustee	Since	Founder —	71	Director and Compensation
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		P/E Investments
P/E Investments
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	71	None[3]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	71	None[3]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972

Small Cap Growth Series-20

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
OFFICERS (continued)
David P. O’Connor	Executive Vice	Executive Vice President	David P. O’Connor has served in	71	None[3]
2005 Market Street	President,	since February 2012;	various executive and legal
Philadelphia, PA	General Counsel,	Senior Vice President	capacities at different times
19103	and Chief	October 2005–February 2012;	at Delaware Investments.
	Legal Officer	General Counsel and
February 1966		Chief Legal Officer
since October 2005
Richard Salus	Senior	Chief Financial	Richard Salus has served in	71	None[3]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

AR-VIPSCG [12/12] DG3 18585 (2/13)	(10125)	Small Cap Growth Series-21

Delaware VIP® Trust
Delaware VIP U.S. Growth Series

Annual Report

December 31, 2012

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security type/sector allocation and top 10 equity holdings	5

> Statement of net assets	6

> Statement of operations	8

> Statements of changes in net assets	8

> Financial highlights	9

> Notes to financial statements	11

> Report of independent registered public accounting firm	16

> Other Series information	17

> Board of trustees/directors and officers addendum	19

Investments in Delaware VIP® U.S. Growth Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2012, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP U.S. Growth Series only if preceded or accompanied by the Series’ current prospectus, and if available, the summary prospectus.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Portfolio management review	Jan. 8, 2013

     For the fiscal year ended Dec. 31, 2012, Delaware VIP U.S. Growth Series Standard Class shares returned +16.23%, while Service Class shares returned +15.95% (both figures reflect returns with dividends reinvested). The Series’ benchmark, the Russell 1000® Growth Index, returned +15.26% for the same period.

     Early in the Series’ fiscal year, investors were generally encouraged by positive reports about U.S. labor markets, manufacturing, and consumer demand. The spring and early summer months, however, featured renewed volatility, primarily caused by political and economic uncertainty. Worries included speculation about Greece’s potential exit from the euro; additional evidence of deterioration within Spain’s banks; and uncertainty about upcoming political policies and elections in several euro zone countries and in the United States. Many investors also fretted about a slowing global growth environment, along with persistently high rates of unemployment in the U.S.

     Sentiment improved in June as European leaders signaled a more comprehensive approach to stabilizing banks and sovereign credits. In the summer and early fall of 2012, domestic stock performance received a boost from the latest bond-buying programs by the U.S. Federal Reserve and the European Central Bank, along with the Chinese government’s impending stimulus. The U.S. economy was able to maintain a moderate growth pace, thanks to an improvement in housing and a positive report about manufacturing.

     The fiscal year closed with economic indicators posting reasonably solid performances and major market indices experiencing only mild declines, while international indices generated positive results.

     Crown Castle International was one of the strongest contributors during the Series’ fiscal year. The company continued to report strong earnings and growth projections, helped by their key position as an infrastructure provider for wireless services. The proliferation of wireless devices (smartphones and tablets) is in strong secular demand and the company is the industry leader of wireless towers in North America. In addition, we believe the company’s acquisition of a large portfolio of towers towards the end of the year helped further increase their competitive position and a refinance of some of the company’s debt also led to an upward bias in earnings projections and investor optimism.

     Apollo Education was one of the Series’ largest detractors from performance during the fiscal year. The company reported disappointing earnings, showing significant weakness in student enrollment growth. While the for-profit industry has undergone significant change in the past two years due to regulatory scrutiny and government oversight, companies like Apollo had gone through significant business model transformations in recent years. The company had shown steady improvement in many areas at the beginning of this transformation but in recent quarters has given investors concerns that the challenges they face are significant and potentially lingering. We recognized the problems were longer term in nature than originally expected and included a higher risk-reward investment profile — therefore, we exited the position during the fiscal year.

     Regardless of the economic outcome, we remain consistent in our long-term investment philosophy: We want to own what we view as strong secular-growth companies with solid business models and competitive positions that we believe can grow market share and have the potential to deliver shareholder value in a variety of market environments.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2012, and subject to change.

U.S. Growth Series-1

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP U.S. Growth Series
Average annual total returns
For periods ended Dec. 31, 2012	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on Nov. 15, 1999)	+16.23%	+12.53%	+3.20%	+7.05%	+0.53%
Service Class shares (commenced operations on May 1, 2000)	+15.95%	+12.28%	+2.94%	+6.79%	-0.36%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 0.99%, while total operating expenses for Standard Class and Service Class shares were 0.74% and 1.04%, respectively. The management fee for Standard Class and Service Class shares was 0.65%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to 0.25% of average daily net assets from April 30, 2012 through April 30, 2013.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series’ performance table above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges or deferred sales charges. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

U.S. Growth Series-2

Delaware VIP® U.S. Growth Series
Performance summary (continued)

For period beginning Dec. 31, 2002, through Dec. 31, 2012		Starting value	Ending value
––	Delaware VIP U.S. Growth Series (Standard Class shares)	$10,000	$19,762
– –	Russell 1000 Growth Index	$10,000	$20,651

The chart shows a $10,000 investment in the Delaware VIP U.S. Growth Series Standard Class shares for the period from Dec. 31, 2002 through Dec. 31, 2012.

The chart also shows $10,000 invested in the Russell 1000 Growth Index for the period from Dec. 31, 2002 through Dec. 31, 2012. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

U.S. Growth Series-3

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Disclosure of Series Expenses
For the Six-Month Period from July 1, 2012 to December 31, 2012 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from July 1, 2012 to December 31, 2012.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/12 to
	7/1/12	12/31/12	Ratio	12/31/12*
Actual Series Return†
Standard Class	$1,000.00	$1,056.10	0.74%	$3.82
Service Class	1,000.00	1,054.70	0.99%	5.11
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.42	0.74%	$3.76
Service Class	1,000.00	1,020.16	0.99%	5.03

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

U.S. Growth Series-4

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of December 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
²Common Stock	99.38%
Consumer Discretionary	12.20%
Consumer Staples	3.37%
Energy	10.08%
Financial Services	18.17%
Healthcare	11.57%
Materials & Processing	2.94%
Producer Durables	6.86%
Technology	34.19%
Warrant	0.18%
Short-Term Investments	0.57%
Securities Lending Collateral	0.06%
Total Value of Securities	100.19%
Obligation to Return Securities Lending Collateral	(0.14%)
Other Liabilities Net of Receivables and Other Assets	(0.05%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Apple	6.83%
EOG Resources	5.53%
Visa Class A	5.43%
Crown Castle International	5.36%
QUALCOMM	5.02%
MasterCard Class A	4.94%
Kinder Morgan	4.56%
Allergan	4.40%
Adobe Systems	3.90%
Intuit	3.86%

U.S. Growth Series-5

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Statement of Net Assets
December 31, 2012

	Number of
	Shares	Value
²COMMON STOCK–99.38%
Consumer Discretionary–12.20%
†Liberty Interactive Class A	731,150	$14,389,032
NIKE Class B	176,900	9,128,040
†priceline.com	21,825	13,557,690
†Sally Beauty Holdings	163,850	3,861,945
*Staples	561,925	6,405,945
		47,342,652
Consumer Staples–3.37%
Walgreen	353,500	13,083,035
		13,083,035
Energy–10.08%
EOG Resources	177,575	21,449,284
Kinder Morgan	500,305	17,675,776
		39,125,060
Financial Services–18.17%
CME Group	145,200	7,363,092
†IntercontinentalExchange	82,925	10,266,944
MasterCard Class A	39,025	19,172,202
Progressive	597,500	12,607,250
Visa Class A	139,075	21,080,989
		70,490,477
Healthcare–11.57%
Allergan	185,975	17,059,487
†Celgene	98,000	7,714,560
Novo Nordisk ADR	78,375	12,791,584
Perrigo	70,475	7,331,514
		44,897,145
Materials & Processing–2.94%
Syngenta ADR	141,400	11,425,120
		11,425,120
Producer Durables–6.86%
Caterpillar	64,800	5,804,784
†Crown Castle International	288,250	20,800,120
		26,604,904
Technology–34.19%
†Adobe Systems	401,200	15,117,215
Apple	49,750	26,518,243
†BMC Software	373,450	14,811,027
†Google Class A	19,850	14,080,995
Intuit	251,550	14,967,225
†Polycom	383,700	4,013,502
QUALCOMM	313,825	19,463,426
†Teradata	152,750	9,453,698
†VeriFone Systems	158,950	4,717,636
†VeriSign	245,150	9,516,723
		132,659,690
Total Common Stock
(cost $312,363,905)		385,628,083

WARRANT–0.18%
†Kinder Morgan CW17	184,792	698,513
Total Warrant (cost $351,093)		698,513

	Principal
	Amount
SHORT-TERM INVESTMENTS–0.57%
≠Discount Notes–0.25%
Federal Home Loan Bank
0.075% 1/4/13	$6,264	$6,264
0.10% 1/18/13	91,234	91,234
0.10% 1/23/13	474,512	474,510
0.12% 4/2/13	32,062	32,057
0.125% 3/6/13	49,348	49,344
0.13% 2/6/13	240,089	240,082
0.135% 2/15/13	52,820	52,818
		946,309
Repurchase Agreements–0.17%
Bank of America 0.11%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price
$438,099 (collateralized by U.S. government
obligations 0.25%-2.375% 2/28/15-12/15/15;
market value $446,858)	438,096	438,096
BNP Paribas 0.15%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price
$211,871 (collateralized by U.S. government
obligations 0.125%-0.25% 12/31/14-5/15/15;
market value $216,106)	211,869	211,869
		649,965
≠U.S. Treasury Obligations–0.15%
U.S. Treasury Bills
0.04% 1/17/13	34,534	34,534
0.04% 3/21/13	272,027	272,008
0.04% 3/28/13	292,064	292,041
		598,583
Total Short-Term Investments
(cost $2,194,772)		2,194,857

Total Value of Securities Before Securities
Lending Collateral–100.13%
(cost $314,909,770)		388,521,453

	Number of
	Shares
**SECURITIES LENDING COLLATERAL–0.06%
Delaware Investments Collateral Fund No.1	249,661	249,661
@†Mellon GSL Reinvestment Trust II	275,126	0
Total Securities Lending Collateral
(cost $524,787)		249,661

U.S. Growth Series-6

Delaware VIP® U.S. Growth Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.19% (cost $315,434,557)	$388,771,114 ©
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(0.14%)	(524,787)
OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(204,480)
NET ASSETS APPLICABLE TO 38,550,849 SHARES OUTSTANDING–100.00%	$388,041,847
NET ASSET VALUE–DELAWARE VIP U.S. GROWTH SERIES STANDARD CLASS ($106,068,911 / 10,427,544 Shares)	$10.17
NET ASSET VALUE–DELAWARE VIP U.S. GROWTH SERIES SERVICE CLASS ($281,972,936 / 28,123,305 Shares)	$10.03
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$302,468,144
Undistributed net investment income	783,835
Accumulated net realized gain on investments	11,453,311
Net unrealized appreciation of investments	73,336,557
Total net assets	$388,041,847
____________________

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At December 31, 2012, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
©	Includes $520,228 of securities loaned.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-7

Delaware VIP® Trust —
Delaware VIP U.S. Growth Series
Statement of Operations
Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$4,013,853
Securities lending income	199,191
Interest	6,359
Foreign tax withheld	(66,977)
4,152,426

EXPENSES:
Management fees	2,377,083
Distribution expenses – Service Class	794,928
Accounting and administration expenses	142,709
Reports and statements to shareholders	61,084
Dividend disbursing and transfer agent fees and expenses	31,664
Legal fees	26,042
Audit and tax	23,140
Trustees’ fees	16,102
Custodian fees	11,331
Insurance fees	5,826
Consulting fees	3,963
Dues and services	2,936
Registration fees	2,280
Trustees’ expenses	1,098
Pricing fees	289
3,500,475
Less waiver of distribution expenses – Service Class	(132,488)
Less expense paid indirectly	(1)
Total operating expenses	3,367,986

NET INVESTMENT INCOME	784,440

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	28,593,129
Foreign currencies	(605)
Net realized gain	28,592,524
Net change in unrealized appreciation (depreciation)
of investments	21,728,815

NET REALIZED AND UNREALIZED GAIN	50,321,339

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$51,105,779

Delaware VIP Trust —
Delaware VIP U.S. Growth Series
Statements of Changes in Net Assets

	Year Ended
	12/31/12	12/31/11
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$784,440	$(25,565)
Net realized gain	28,592,524	26,220,863
Net change in unrealized appreciation
(depreciation)	21,728,815	(5,511,954)
Net increase in net assets resulting
from operations	51,105,779	20,683,344

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	–	(432,001)
Service Class	–	(82,658)
	–	(514,659)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,676,222	3,065,054
Service Class	75,539,546	135,021,072
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	–	17,405
Service Class	–	82,658
	83,215,768	138,186,189
Cost of shares redeemed:
Standard Class	(3,443,680)	(83,924,379)
Service Class	(66,766,421)	(37,882,704)
	(70,210,101)	(121,807,083)
Increase in net assets derived from capital
share transactions	13,005,667	16,379,106

NET INCREASE IN NET ASSETS	64,111,446	36,547,791

NET ASSETS:
Beginning of year	323,930,401	287,382,610
End of year (including undistributed
net investment income of $783,835
and $–, respectively)	$388,041,847	$323,930,401

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-8

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Standard Class
	Year Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$8.750	$8.150	$7.160	$5.010	$8.960

Income (loss) from investment operations:
Net investment income[1]	0.039	0.012	0.023	0.007	0.016
Net realized and unrealized gain (loss)	1.381	0.610	0.972	2.157	(3.768)
Total from investment operations	1.420	0.622	0.995	2.164	(3.752)

Less dividends and distributions from:
Net investment income	–	(0.022)	(0.005)	(0.014)	(0.003)
Net realized gain	–	–	–	–	(0.195)
Total dividends and distributions	–	(0.022)	(0.005)	(0.014)	(0.198)

Net asset value, end of period	$10.170	$8.750	$8.150	$7.160	$5.010

Total return[2]	16.23%	7.63%	13.90%	43.30%	(42.66% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$106,069	$87,389	$159,857	$151,611	$127,338
Ratio of expenses to average net assets	0.74%	0.74%	0.75%	0.75%	0.76%
Ratio of net investment income to average net assets	0.40%	0.13%	0.31%	0.12%	0.22%
Portfolio turnover	35%	43%	26%	43%	28%
____________________

[1]The average shares outstanding method has been applied for per share information.

[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-9

Delaware VIP® U.S. Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Service Class
	Year Ended
	12/31/12	12/31/11	12/31/10	12/31/09		12/31/08
Net asset value, beginning of period	$8.650	$8.050	$7.090	$4.960		$8.900

Income (loss) from investment operations:
Net investment income (loss)[1]	0.014	(0.010)	0.005	(0.008)		(0.002)
Net realized and unrealized gain (loss)	1.366	0.614	0.955	2.138		(3.743)
Total from investment operations	1.380	0.604	0.960	2.130		(3.745)

Less dividends and distributions from:
Net investment income	–	(0.004)	–	–		–
Net realized gain	–	–	–	–		(0.195)
Total dividends and distributions	–	(0.004)	–	–		(0.195)

Net asset value, end of period	$10.030	$8.650	$8.050	$7.090		$4.960

Total return[2]	15.95%	7.50%	13.54%	42.94%		(42.86% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$281,973	$236,541	$127,526	$64,683		$23,038
Ratio of expenses to average net assets	0.99%	0.99%	1.00%	1.00%		1.01%
Ratio of expenses to average net assets
prior to fees waived	1.04%	1.04%	1.05%	1.05%		1.06%
Ratio of net investment income (loss) to average net assets	0.15%	(0.12% )	0.06%	(0.13%	)	(0.03% )
Ratio of net investment income (loss) to average net assets prior to fees waived	0.10%	(0.17% )	0.01%	(0.18%	)	(0.08% )
Portfolio turnover	35%	43%	26%	43%		28%
____________________

[1]The average shares outstanding method has been applied for per share information.

[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-10

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Notes to Financial Statements
December 31, 2012

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP U.S. Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (December 31, 2009 – December 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes, the Series only has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 31, 2012.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $6,089 for the year ended December 31, 2012. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2012.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2012, the Series earned $1 under this agreement.

U.S. Growth Series-11

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2012, the Series was charged $17,889 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. The Series pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2013 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2012, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$212,218	$4,040	$59,393	$9,198
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2012, the Series was charged $10,961 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2012, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$137,870,814
Sales	124,672,923

At December 31, 2012, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$319,889,608	$80,724,294	$(11,842,788)	$68,881,506

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants

U.S. Growth Series-12

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

3. Investments (continued)
would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$385,628,083	$–	$–	$385,628,083
Warrant	698,513	–	–	698,513
Short-Term Investments	–	2,194,857	–	2,194,857
Securities Lending Collateral	–	249,661	–	249,661
Total	$386,326,596	$2,444,518	$–	$388,771,114

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the period ended December 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions for the year ended December 31, 2012. The tax character of dividends and distributions paid during the year ended December 31, 2011 was as follows:

Year
Ended
12/31/11
Ordinary income	$514,659

5. Components of Net Assets on a Tax Basis
As of December 31, 2012, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$302,468,144
Undistributed ordinary income	783,835
Undistributed long-term capital gains	15,908,362
Unrealized appreciation	68,881,506
Net assets	$388,041,847

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

U.S. Growth Series-13

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2012, the Series recorded the following reclassifications.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain
$(605)	$605

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $11,852,102 was utilized in 2012.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/12	12/31/11
Shares sold:
Standard Class	793,506	357,009
Service Class	7,956,850	15,953,622

Shares issued upon reinvestment of dividends and distributions:
Standard Class	–	1,958
Service Class	–	9,404
	8,750,356	16,321,993
Shares redeemed:
Standard Class	(350,651)	(9,998,954)
Service Class	(7,183,866)	(4,449,953)
	(7,534,517)	(14,448,907)
Net increase	1,215,839	1,873,086

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on November 13, 2012.

On November 13, 2012, the Series, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on November 12, 2013. The Series had no amounts outstanding as of December 31, 2012 or at any time during the year then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

U.S. Growth Series-14

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At December 31, 2012, the value of the securities on loan was $520,228, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2012, the value of invested collateral was $249,661. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of December 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2012 that would require recognition or disclosure in the Series’ financial statements.

U.S. Growth Series-15

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP U.S. Growth Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP U.S. Growth Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the “Series”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2013

U.S. Growth Series-16

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Other Series Information (Unaudited)

Board Consideration of Delaware VIP U.S. Growth Series Investment Advisory Agreement

At a meeting held on August 21-23, 2012 (“Annual Meeting”), the Board of Trustees (“Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware VIP U.S. Growth Series (“Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011, Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all large cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-, three- and five-year periods was in the first quartile of its Performance Universe. The report further showed that the Series’ total return for the ten-year period was in the third quartile. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (“Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee and total expenses were in the quartile with the lowest expenses of the Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to those of its Expense Group.

U.S. Growth Series-17

Delaware VIP® U.S. Growth Series
Other Series Information (Unaudited) (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management profitability analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

U.S. Growth Series-18

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	71	Director and Audit
2005 Market Street	President,	since August 16, 2006	various executive capacities		Committee Member —
Philadelphia, PA	Chief Executive		at different times at		Kaydon Corp.
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer			Board of Governors
April 1963		since August 1, 2006			Member — Investment
Company Institute (ICI)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	71	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(2007–2011)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
Joseph W. Chow	Trustee	Since	Executive Vice President	71	Director and Audit
2005 Market Street		January 2013	(Emerging Economies Strategies,		Committee
Philadelphia, PA 19103			Risk and Corporate Administration)		Member — Hercules
			State Street Corporation		Technology Growth
January 1953			(July 2004–March 2011)		Capital, Inc.
John A. Fry	Trustee	Since	President	71	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director and Audit
May 1960			Franklin & Marshall College		Committee Member —
			(June 2002–July 2010)		Community Health
Systems

Director — Ecore
International
(2009–2010)
Anthony D. Knerr	Trustee	Since	Managing Director —	71	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Private Investor	71	None
2005 Market Street		March 2005	(2004–Present)
Philadelphia, PA
19103

June 1947

U.S. Growth Series-19

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
Frances A. Sevilla-Sacasa	Trustee	Since	Chief Executive Officer —	71	Trust Manager —
2005 Market Street		September 2011	Banco Itaú Europa		Camden Property Trust
Philadelphia, PA			International		(2011–Present)
19103			(April 2012–Present)

January 1956			Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Thomas K. Whitford	Trustee	Since	Vice Chairman	71	None
2005 Market Street		January 2013	(2010–Present)
Philadelphia, PA 19103			Chief Administrative
Officer (2008–2010)
March 1956			and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	71	Director, Audit
2005 Market Street		April 1999	(January 2006–Present)		Committee Member
Philadelphia, PA			Vice President — Mergers		and Investment
19103			& Acquisitions		Committee Member
			(January 2003–January 2006),		Okabena Company
July 1948			and
			Vice President and Treasurer		Chair — 3M
			(July 1995–January 2003)		Investment Management
			3M Corporation		Company
(January 2005–July 2012)
J. Richard Zecher	Trustee	Since	Founder —	71	Director and Compensation
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		P/E Investments
P/E Investments
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	71	None[3]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	71	None[3]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972

U.S. Growth Series-20

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
OFFICERS (continued)
David P. O’Connor	Executive Vice	Executive Vice President	David P. O’Connor has served in	71	None[3]
2005 Market Street	President,	since February 2012;	various executive and legal
Philadelphia, PA	General Counsel,	Senior Vice President	capacities at different times
19103	and Chief	October 2005–February 2012;	at Delaware Investments.
	Legal Officer	General Counsel and
February 1966		Chief Legal Officer
since October 2005
Richard Salus	Senior	Chief Financial	Richard Salus has served in	71	None[3]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

AR-VIPUSG [12/12] DG3 18586 (2/13)	(10125)	U.S. Growth Series-21

Delaware VIP® Trust
Delaware VIP Value Series

Annual Report

December 31, 2012

> Portfolio management review	1

> Performance summary	2

> Disclosure of Series expenses	4

> Security type/sector allocation and top 10 equity holdings	5

> Statement of net assets	6

> Statement of operations	8

> Statements of changes in net assets	8

> Financial highlights	9

> Notes to financial statements	11

> Report of independent registered public accounting firm	16

> Other Series information	17

> Board of trustees/directors and officers addendum	19

Investments in Delaware VIP® Value Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2012, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Value Series only if preceded or accompanied by the Series’ current prospectus, and if available, the summary prospectus.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Value Series
Portfolio management review	Jan. 8, 2013

     For the fiscal year ended Dec. 31, 2012, Delaware VIP Value Series Standard Class shares returned +14.73% and Service Class shares returned +14.44%. Both figures reflect all distributions reinvested. During the same period, the Series’ benchmark, the Russell 1000® Value Index, returned +17.51%.

     The Series’ fiscal year saw favorable stock market performance despite continued economic challenges both in the United States and abroad. Markets generally responded well to economic stimulus measures by the U.S. Federal Reserve, including the Fed maintaining low interest rates for an extended period and initiating a third round of quantitative easing (QE3), which was intended to boost flagging economic activity.

     Throughout the fiscal year, slow growth continued to plague the U.S. economy. In the U.S., gross domestic product (GDP), which measures the value of all goods and services a nation produces, began this period at a healthy 4.1% growth rate in the fourth quarter of 2011. However, it tailed off in subsequent quarters, dipping below its historical average and finishing the third quarter of 2012 at a modest 2.7%, according to the most recent estimate released by the U.S. Commerce Department. High unemployment also plagued the U.S. economy during the fiscal year, as the unemployment rate began the Series’ fiscal year at 9.0% and fell to a still-high 7.8% by the end of December 2012. Payroll gains were quite modest during the latter part of this period and employment did not grow fast enough to boost the number of available jobs.

     On a brighter note, however, housing fundamentals improved during the fiscal year: home prices, sales volumes, and sentiment all ticked up in recent months. If a housing recovery can be sustained, this could alleviate pressure on some of the 11 million homeowners with “underwater” mortgages. (Source: S&P/Case-Shiller Home Price Indices.) Overall during the Series’ fiscal year, we believe that the slow improvement in unemployment, coupled with evidence of more favorable housing market conditions, gave many investors increased confidence, which, in turn, led to the positive results turned in by stocks and other riskier assets.

     The Series’ underperformance relative to its benchmark was driven primarily by disappointing returns among its technology, consumer staples, and healthcare holdings. The Series’ investments in consumer staples hurt relative performance the most. A notable detractor during the Series’ fiscal year was food retailer Safeway, which declined 11%. In general, the food retail group, of which Safeway is a part, came under pressure after a major competitor, Supervalu, cut its dividend and management said it was exploring strategic options.

     Relative performance got a boost from the Series’ investments in the energy sector. The Series’ position in Williams Companies, whose shares rose along with a surge in natural gas prices during the latter part of the fiscal year, led all of the Series’ energy holdings, advancing 34%. Williams operates a large gas pipeline system, which closely ties its financial results to natural gas prices, which rose during the fiscal year. We sold the Series’ position in Williams near the end of the fiscal year after the stock hit our price target.

     In light of the stock market’s rally during the fiscal year, it became more challenging to find attractively valued securities to add to the Series. A number of its holdings neared our price targets, but we ultimately identified relatively few good investment opportunities that fit our parameters of low valuations coupled with solid business fundamentals. That said, we will continue to look for opportunities to invest in what we view as undeservedly inexpensive stocks that we believe have good potential to rebound, as we maintain our commitment to high-quality companies with what we view as stronger balance sheets and relatively consistent cash flows and earnings.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2012, and subject to change.

Value Series-1

Delaware VIP® Trust — Delaware VIP Value Series
Performance summary

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted.

Carefully consider the Series’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Series’ prospectuses and, if available, their summary prospectuses, which may be obtained by calling 800 523-1918. Investors should read the prospectuses and, if available, the summary prospectuses carefully before investing.

Delaware VIP Value Series
Average annual total returns
For periods ended Dec. 31, 2012	1 year	3 years	5 years	10 years	Lifetime
Standard Class shares (commenced operations on July 28, 1988)	+14.73%	+13.27%	+2.68%	+7.97%	+8.07%
Service Class shares (commenced operations on May 1, 2000)	+14.44%	+12.97%	+2.42%	+7.71%	+5.29%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

As described in the Series’ most recent prospectus, the net expense ratio for Service Class shares of the Series was 0.98%, while total operating expenses for Standard Class and Service Class shares were 0.73% and 1.03%, respectively. The management fee for Standard Class and Service Class shares was 0.65%.

The Series’ distributor has contracted to limit the 12b-1 fees for Service Class shares to 0.25% of average daily net assets from April 30, 2012 through April 30, 2013.

Earnings from a variable annuity or variable life investment compound tax-free until withdrawal, and as a result, no adjustments were made for income taxes.

Expense limitations were in effect for all classes during certain periods shown in the Series’ performance table above and in the Performance of a $10,000 Investment chart on the next page.

Performance data do not reflect other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges or deferred sales charges. Performance shown here would have been reduced if such fees were included and the expense limitation removed. For more information about fees, consult your variable annuity or variable life prospectus.

Investments in variable products involve risk.

Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

Value Series-2

Delaware VIP® Value Series
Performance summary (continued)

For period beginning Dec. 31, 2002, through Dec. 31, 2012		Starting value	Ending value
––	Delaware VIP Value Series (Standard Class shares)	$10,000	$21,538
– –	Russell 1000 Value Index	$10,000	$20,378

The chart shows a $10,000 investment in the Delaware VIP Value Series Standard Class shares for the period from Dec. 31, 2002 through Dec. 31, 2012.

The chart also shows $10,000 invested in the Russell 1000 Value Index for the period from Dec. 31, 2002 through Dec. 31, 2012. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Performance of Service Class shares will vary due to different charges and expenses.

Past performance is not a guarantee of future results.

Value Series-3

Delaware VIP® Trust — Delaware VIP Value Series
Disclosure of Series Expenses
For the Six-Month Period from July 1, 2012 to December 31, 2012 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from July 1, 2012 to December 31, 2012.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/12 to
	7/1/12	12/31/12	Ratio	12/31/12*
Actual Series Return†
Standard Class	$1,000.00	$1,063.10	0.73%	$3.79
Service Class	1,000.00	1,062.10	0.98%	5.08
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.47	0.73%	$3.71
Service Class	1,000.00	1,020.21	0.98%	4.98

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Value Series-4

Delaware VIP® Trust — Delaware VIP Value Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of December 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock	97.08%
Consumer Discretionary	5.90%
Consumer Staples	13.27%
Energy	15.42%
Financials	12.24%
Healthcare	17.63%
Industrials	8.94%
Information Technology	11.84%
Materials	3.04%
Telecommunications	5.82%
Utilities	2.98%
Short-Term Investments	2.77%
Securities Lending Collateral	0.02%
Total Value of Securities	99.87%
Obligation to Return Securities Lending Collateral	(0.07%)
Receivables and Other Assets Net of Other Liabilities	0.20%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Bank of New York Mellon	3.41%
Halliburton	3.33%
Marathon Oil	3.16%
Johnson & Johnson	3.08%
Pfizer	3.07%
duPont (E.I.) deNemours	3.04%
Occidental Petroleum	3.04%
Lowe’s	3.02%
Intel	3.01%
Motorola Solutions	3.01%

Value Series-5

Delaware VIP® Trust — Delaware VIP Value Series
Statement of Net Assets
December 31, 2012

	Number of
	Shares	Value
COMMON STOCK–97.08%
Consumer Discretionary–5.90%
Comcast Class A	432,800	$16,178,064
Lowe’s	476,400	16,921,728
		33,099,792
Consumer Staples–13.27%
Archer-Daniels-Midland	610,800	16,729,812
CVS Caremark	324,100	15,670,235
Kraft Foods Group	364,633	16,579,863
Mondelez International Class A	423,300	10,781,451
*Safeway	814,100	14,727,069
		74,488,430
Energy–15.42%
Chevron	152,900	16,534,606
ConocoPhillips	285,300	16,544,547
Halliburton	539,200	18,704,848
Marathon Oil	577,800	17,715,348
Occidental Petroleum	222,400	17,038,064
		86,537,413
Financials–12.24%
Allstate	416,700	16,738,839
Bank of New York Mellon	743,700	19,113,090
Marsh & McLennan	481,200	16,586,964
Travelers	225,900	16,224,138
		68,663,031
Healthcare–17.63%
Baxter International	252,600	16,838,316
Cardinal Health	395,000	16,266,100
Johnson & Johnson	246,500	17,279,650
Merck	358,500	14,676,990
Pfizer	687,041	17,230,988
Quest Diagnostics	285,600	16,641,912
		98,933,956
Industrials–8.94%
Northrop Grumman	244,700	16,536,826
Raytheon	291,700	16,790,252
Waste Management	498,600	16,822,764
		50,149,842
Information Technology–11.84%
Cisco Systems	837,800	16,462,770
Intel	818,700	16,889,781
Motorola Solutions	302,971	16,869,425
Xerox	2,382,700	16,250,014
		66,471,990
Materials–3.04%
duPont (E.I.) deNemours	379,700	17,075,109
		17,075,109
Telecommunications–5.82%
AT&T	485,824	16,377,127
Verizon Communications	376,800	16,304,136
		32,681,263
Utilities–2.98%
Edison International	370,400	16,738,376
		16,738,376
Total Common Stock
(cost $422,238,595)		544,839,202

	Principal
	Amount
SHORT-TERM INVESTMENTS–2.77%
≠Discount Notes–0.67%
Federal Home Loan Bank
0.075% 1/4/13	$419,583	419,582
0.10% 1/18/13	126,694	126,693
0.10% 1/23/13	636,179	636,175
0.12% 4/2/13	920,027	919,889
0.125% 3/6/13	1,254,255	1,254,168
0.13% 2/6/13	333,404	333,394
0.135% 2/15/13	73,349	73,346
		3,763,247
Repurchase Agreements–0.91%
Bank of America 0.11%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price
$3,455,027 (collateralized by U.S. government
obligations 0.25%-2.375% 2/28/15-12/15/15;
market value $3,524,106)	3,455,006	3,455,006
BNP Paribas 0.15%, dated 12/31/12, to be
repurchased on 1/2/13, repurchase price
$1,670,901 (collateralized by U.S. government
obligations 0.125%-0.25% 12/31/14-5/15/15;
market value $1,704,305)	1,670,887	1,670,887
		5,125,893
≠U.S. Treasury Obligations–1.19%
U.S. Treasury Bill
0.04% 1/17/13	990,984	990,977
0.04% 3/21/13	3,377,816	3,377,580
0.04% 3/28/13	2,303,337	2,303,160
		6,671,717
Total Short-Term Investments
(cost $15,560,326)		15,560,857

Total Value of Securities Before
Securities Lending Collateral–99.85%
(cost $437,798,921)		560,400,059

	Number of
	Shares
**SECURITIES LENDING COLLATERAL–0.02%
Investment Companies
Delaware Investments Collateral Fund No.1	127,303	127,303
@†Mellon GSL Reinvestment Trust II	287,283	0
Total Securities Lending Collateral
(cost $414,586)		127,303

Value Series-6

Delaware VIP® Value Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.87% (cost $438,213,507)	$560,527,362 ©
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(0.07%)	(414,586)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–0.20%	1,135,031
NET ASSETS APPLICABLE TO 28,252,024 SHARES OUTSTANDING–100.00%	$561,247,807
NET ASSET VALUE–DELAWARE VIP VALUE SERIES STANDARD CLASS ($350,443,675 / 17,628,250 Shares)	$19.88
NET ASSET VALUE–DELAWARE VIP VALUE SERIES SERVICE CLASS ($210,804,132 / 10,623,774 Shares)	$19.84
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2012:
Shares of beneficial interest (unlimited authorization–no par)	$510,283,160
Undistributed net investment income	11,109,286
Accumulated net realized loss on investments	(82,458,494)
Net unrealized appreciation of investments	122,313,855
Total net assets	$561,247,807
____________________

*	Fully or partially on loan.
†	Non income producing security.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
≠	The rate shown is the effective yield at the time of purchase.
@	Illiquid security. At December 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
©	Includes $402,852 of securities loaned.

See accompanying notes, which are an integral part of the financial statements.

Value Series-7

Delaware VIP® Trust —
Delaware VIP Value Series
Statement of Operations
Year Ended December 31, 2012

INVESTMENT INCOME:
Dividends	$15,452,199
Interest	15,581
Securities lending income	1,325
15,469,105

EXPENSES:
Management fees	3,406,747
Distribution expenses – Service Class	589,113
Accounting and administration expenses	205,329
Reports and statements to shareholders	63,714
Dividend disbursing and transfer agent fees and expenses	45,573
Legal fees	37,176
Audit and tax	28,460
Trustees’ fees	23,268
Custodian fees	9,242
Insurance fees	8,921
Consulting fees	5,487
Dues and services	4,537
Registration fees	1,688
Trustees’ expenses	1,622
Pricing fees	336
4,431,213
Less waiver of distribution expenses – Service Class	(98,185)
Less expense paid indirectly	(1)
Total operating expenses	4,333,027

NET INVESTMENT INCOME	11,136,078

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	26,426,267
Net change in unrealized appreciation (depreciation) of investments	33,763,095

NET REALIZED AND UNREALIZED GAIN	60,189,362

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$71,325,440

Delaware VIP Trust —
Delaware VIP Value Series
Statements of Changes in Net Assets

	Year Ended
	12/31/12	12/31/11
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income	$11,136,078	$11,351,045
Net realized gain	26,426,267	30,796,191
Net change in unrealized
appreciation (depreciation)	33,763,095	(373,265)
Net increase in net assets resulting
from operations	71,325,440	41,773,971

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(7,445,068)	(7,809,389)
Service Class	(3,898,561)	(2,658,917)
	(11,343,629)	(10,468,306)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	22,023,577	19,116,491
Service Class	40,095,832	48,045,155
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	5,555,698	4,404,186
Service Class	3,898,561	2,658,916
	71,573,668	74,224,748
Cost of shares redeemed:
Standard Class	(25,119,551)	(123,810,394)
Service Class	(32,045,301)	(30,702,145)
	(57,164,852)	(154,512,539)
Increase (decrease) in net assets derived from capital
share transactions	14,408,816	(80,287,791)

NET INCREASE (DECREASE) IN NET ASSETS	74,390,627	(48,982,126)

NET ASSETS:
Beginning of year	486,857,180	535,839,306
End of year (including undistributed
net investment income of $11,109,286
and $11,316,837, respectively)	$561,247,807	$486,857,180

See accompanying notes, which are an integral part of the financial statements.

Value Series-8

Delaware VIP® Trust — Delaware VIP Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Standard Class
	Year Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$17.730	$16.490	$14.600	$12.830	$21.440

Income (loss) from investment operations:
Net investment income[1]	0.418	0.382	0.323	0.351	0.438
Net realized and unrealized gain (loss)	2.163	1.191	1.926	1.838	(7.066)
Total from investment operations	2.581	1.573	2.249	2.189	(6.628)

Less dividends and distributions from:
Net investment income	(0.431)	(0.333)	(0.359)	(0.419)	(0.512)
Net realized gain	–	–	–	–	(1.470)
Total dividends and distributions	(0.431)	(0.333)	(0.359)	(0.419)	(1.982)

Net asset value, end of period	$19.880	$17.730	$16.490	$14.600	$12.830

Total return[2]	14.73%	9.54%	15.62%	17.96%	(33.42% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$350,444	$310,494	$390,861	$369,859	$330,717
Ratio of expenses to average net assets	0.73%	0.73%	0.75%	0.74%	0.71%
Ratio of expenses to average net assets prior to fees waived	0.73%	0.73%	0.75%	0.76%	0.76%
Ratio of net investment income to average net assets	2.21%	2.23%	2.18%	2.75%	2.69%
Ratio of net investment income to average net assets prior to fees waived	2.21%	2.23%	2.18%	2.73%	2.65%
Portfolio turnover	21%	20%	15%	22%	38%
____________________

[1]	The average shares outstanding method has been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Value Series-9

Delaware VIP® Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Service Class
	Year Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$17.700	$16.470	$14.590	$12.810	$21.390

Income (loss) from investment operations:
Net investment income[1]	0.370	0.338	0.286	0.319	0.397
Net realized and unrealized gain (loss)	2.158	1.188	1.921	1.839	(7.052)
Total from investment operations	2.528	1.526	2.207	2.158	(6.655)

Less dividends and distributions from:
Net investment income	(0.388)	(0.296)	(0.327)	(0.378)	(0.455)
Net realized gain	–	–	–	–	(1.470)
Total dividends and distributions	(0.388)	(0.296)	(0.327)	(0.378)	(1.925)

Net asset value, end of period	$19.840	$17.700	$16.470	$14.590	$12.810

Total return[2]	14.44%	9.26%	15.32%	17.65%	(33.57% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$210,804	$176,363	$144,978	$133,753	$105,992
Ratio of expenses to average net assets	0.98%	0.98%	1.00%	0.99%	0.96%
Ratio of expenses to average net assets prior to fees waived	1.03%	1.03%	1.05%	1.06%	1.06%
Ratio of net investment income to average net assets	1.96%	1.98%	1.93%	2.50%	2.44%
Ratio of net investment income to average net assets prior to fees waived	1.91%	1.93%	1.88%	2.43%	2.35%
Portfolio turnover	21%	20%	15%	22%	38%
____________________

[1]	The average shares outstanding method has been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Value Series-10

Delaware VIP® Trust — Delaware VIP Value Series
Notes to Financial Statements
December 31, 2012

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (December 31, 2009 – December 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 31, 2012.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the year ended December 31, 2012.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2012.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2012, the Series earned $1 under this agreement.

Value Series-11

Delaware VIP® Value Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2012, the Series was charged $25,739 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. The Series pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2013 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2012, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$303,797	$5,828	$44,478	$12,770
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the year ended December 31, 2012, the Series was charged $15,735 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2012, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$112,488,109
Sales	106,817,664

At December 31, 2012, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$441,491,770	$130,536,305	$(11,500,713)	$119,035,592

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about

Value Series-12

Delaware VIP® Value Series
Notes to Financial Statements (continued)

3. Investments (continued)
the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$544,839,202	$–	$–	$544,839,202
Securities Lending Collateral	–	127,303	–	127,303
Short-Term Investments	–	15,560,857	–	15,560,857
Total	$544,839,202	$15,688,160	$–	$560,527,362

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the year ended December 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2012 and 2011 was as follows:

	Year	Year
	Ended	Ended
	12/31/12	12/31/11
Ordinary income	$11,343,629	$10,468,306

5. Components of Net Assets on a Tax Basis
As of December 31, 2012, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$510,283,160
Undistributed ordinary income	11,109,286
Capital loss carryforwards	(79,180,231)
Unrealized appreciation of investments	119,035,592
Net assets	$561,247,807

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Value Series-13

Delaware VIP® Value Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $26,426,267 was utilized in 2012. Capital loss carryforwards remaining at December 31, 2012 will expire as follows: $36,245,426 expires in 2016 and $42,934,805 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

6. Capital Shares
Transactions in capital shares were as follows:

	Year	Year
	Ended	Ended
	12/31/12	12/31/11
Shares sold:
Standard Class	1,138,908	1,109,510
Service Class	2,155,629	2,805,446

Shares issued upon reinvestment of dividends and distributions:
Standard Class	299,499	248,123
Service Class	210,165	149,798
	3,804,201	4,312,877
Shares redeemed:
Standard Class	(1,322,667)	(7,551,486)
Service Class	(1,705,740)	(1,795,502)
	(3,028,407)	(9,346,988)
Net increase (decrease)	775,794	(5,034,111)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on November 13, 2012.

On November 13, 2012, the Series, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on November 12, 2013. The Series had no amounts outstanding as of December 31, 2012 or at any time during the year then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the

Value Series-14

Delaware VIP® Value Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At December 31, 2012, the value of the securities on loan was $402,852, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2012, the value of invested collateral was $127,303. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of December 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2012 that would require recognition or disclosure in the Series’ financial statements.

Value Series-15

Delaware VIP® Trust — Delaware VIP Value Series
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Delaware VIP Trust
and the Shareholders of Delaware VIP Value Series:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware VIP Value Series (one of the series constituting Delaware VIP Trust, hereafter referred to as the "Series") at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 17, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2013

Value Series-16

Delaware VIP® Trust — Delaware VIP Value Series
Other Series Information (Unaudited)

Board Consideration of Delaware VIP Value Series Investment Advisory Agreement

At a meeting held on August 21-23, 2012 (“Annual Meeting”), the Board of Trustees (“Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware VIP Value Series (“Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with the Series’ policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011, Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Series in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that the Series’ performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all large-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-, five- and ten-year periods was in the first quartile of its Performance Universe. The report further showed that the Series’ total return for the three-year period was in the second quartile. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Series versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (“Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to those of its Expense Group.

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management profitability analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and

Value Series-17

Delaware VIP® Value Series
Other Series Information (Unaudited) (continued)

Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. The Board also noted that the Series’ assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.

Tax Information

For the fiscal year ended December 31, 2012, the Fund designates distributions paid during the year as follows:

(A)
Ordinary
Income	(B)
Distributions	Qualifying
(Tax Basis)	Dividends[1]
100%	100%
____________________

(A) is based on a percentage of the Fund’s total distributions.
(B) is based on a percentage of the Fund’s ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Value Series-18

Delaware Investments® Family of Funds
          BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INTERESTED TRUSTEES
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	71	Director and Audit
2005 Market Street	President,	since August 16, 2006	various executive capacities		Committee Member —
Philadelphia, PA	Chief Executive		at different times at		Kaydon Corp.
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer			Board of Governors
April 1963		since August 1, 2006			Member — Investment
Company Institute (ICI)

INDEPENDENT TRUSTEES
Thomas L. Bennett	Trustee	Since	Private Investor —	71	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(2007–2011)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
Joseph W. Chow	Trustee	Since	Executive Vice President	71	Director and Audit
2005 Market Street		January 2013	(Emerging Economies Strategies,		Committee
Philadelphia, PA 19103			Risk and Corporate Administration)		Member — Hercules
			State Street Corporation		Technology Growth
January 1953			(July 2004–March 2011)		Capital, Inc.
John A. Fry	Trustee	Since	President	71	Board of Governors
2005 Market Street		January 2001	Drexel University		Member — NASDAQ
Philadelphia, PA			(August 2010–Present)		OMX PHLX LLC
19103
			President —		Director and Audit
May 1960			Franklin & Marshall College		Committee Member —
			(June 2002–July 2010)		Community Health
Systems

Director — Ecore
International
(2009–2010)
Anthony D. Knerr	Trustee	Since	Managing Director —	71	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Private Investor	71	None
2005 Market Street		March 2005	(2004–Present)
Philadelphia, PA
19103

June 1947

Value Series-19

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
INDEPENDENT TRUSTEES (continued)
Frances A. Sevilla-Sacasa	Trustee	Since	Chief Executive Officer —	71	Trust Manager —
2005 Market Street		September 2011	Banco Itaú Europa		Camden Property Trust
Philadelphia, PA			International		(2011–Present)
19103			(April 2012–Present)

January 1956			Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Thomas K. Whitford	Trustee	Since	Vice Chairman	71	None
2005 Market Street		January 2013	(2010–Present)
Philadelphia, PA 19103			Chief Administrative
Officer (2008–2010)
March 1956			and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	71	Director, Audit
2005 Market Street		April 1999	(January 2006–Present)		Committee Member
Philadelphia, PA			Vice President — Mergers		and Investment
19103			& Acquisitions		Committee Member
			(January 2003–January 2006),		Okabena Company
July 1948			and
			Vice President and Treasurer		Chair — 3M
			(July 1995–January 2003)		Investment Management
			3M Corporation		Company
(January 2005–July 2012)
J. Richard Zecher	Trustee	Since	Founder —	71	Director and Compensation
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director —
July 1940			Founder —		P/E Investments
P/E Investments
(Hedge Fund)
(September 1996–Present)

OFFICERS
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	71	None[3]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	71	None[3]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 2007	different times at
19103			Delaware Investments.

October 1972
Value Series-20

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past 5 Years	or Officer	or Officer
OFFICERS (continued)
David P. O’Connor	Executive Vice	Executive Vice President	David P. O’Connor has served in	71	None[3]
2005 Market Street	President,	since February 2012;	various executive and legal
Philadelphia, PA	General Counsel,	Senior Vice President	capacities at different times
19103	and Chief	October 2005–February 2012;	at Delaware Investments.
	Legal Officer	General Counsel and
February 1966		Chief Legal Officer
since October 2005
Richard Salus	Senior	Chief Financial	Richard Salus has served in	71	None[3]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

AR-VIPV [12/12] DG3 18587 (2/13) (10125)	Value Series-21

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Thomas L. Bennett1
John A. Fry
Frances A. Sevilla-Sacasa
Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $298,090 for the fiscal year ended December 31, 2012.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $288,440 for the fiscal year ended December 31, 2011.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2012.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $685,000 for the registrant’s fiscal year ended December 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2011.

____________________
1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of: his education and Chartered Financial Analyst designation; his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers; and his prior service on the audit committees of public companies.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $593,000 for the registrant’s fiscal year ended December 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; reporting up and subsidiary statutory audits.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $58,250 for the fiscal year ended December 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2012.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $56,400 for the fiscal year ended December 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2011.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended December 31, 2012.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended December 31, 2011.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $25,000 for the registrant’s fiscal year ended December 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These other services were as follows: attest examination of management's assertion to the controls in place at the transfer agent to be in compliance with Rule 17ad-13(a)(3) of the Securities Exchange Act of 1934.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $10,528,331 and $5,228,766 for the registrant’s fiscal years ended December 31, 2012 and December 31, 2011, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE VIP® TRUST

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	March 1, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	March 1, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	March 1, 2013